As filed with the Securities and Exchange Commission onApril 29, 2003

                    Registration No. 333-63215 and 811-08997


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6



          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                       Pre-Effective Amendment No. __ [ ]


                       Post-Effective Amendment No. 8 [X]


                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT 0F 1940 [ ]


                               Amendment No. 2 [X]




             TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-2 OF
                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                  1150 SOUTH OLIVE STREET LOS ANGELES, CA 90015
                    (Address of Depositor's Executive Office)

        Depositor's Telephone Number, including Area Code: (213) 742-3065

Name and Address of Agent for Service:                   Copies to:
--------------------------------------                   ----------
David M. Goldstein, Esq.                        Frederick R. Bellamy, Esq.
Senior Vice President and                       Sutherland, Asbill & Brennan LLP
General Counsel                                 1275 Pennsylvania Avenue, N. W.
Transamerica Occidental Life Insurance Company  Washington, D.C.  20004
1150 South Olive Street
Los Angeles, CA 90015

                      Title of securities being registered:
                 Flexible Premium Variable Life Insurance Policy

It is proposed that this filing will become effective:


_____immediately upon filing pursuant to paragraph (b)
__X___On (May 1, 2003) pursuant to paragraph (b)
____60 days after filing pursuant to paragraph (a)(1)
_____On March 1, 2003 pursuant to paragraph (a)(1)
_____On (date) pursuant to paragraph (a)(2) of Rule 485

                                   PROSPECTUS
                                   May 1, 2003

                 TRANSAMERICA LINEAGE(R) VARIABLE LIFE INSURANCE
      A Modified Single Payment Variable Universal Life Insurance Contract

                                    Issued By

                 Transamerica Occidental Life Insurance Company
                             4333 Edgewood Rd., N.E.
                             Cedar Rapids, IA 52499
                           http://www.transamerica.com
            Offering 19 Sub-Accounts Under Separate Account VUL-2 of
     Transamerica Occidental Life Insurance Company, In Addition to a Fixed
                                     Account


                     Portfolios Associated with Sub-Accounts


         AEGON/Transamerica Transamerica Equity                MFS(R) Emerging Growth Series - Initial
     -Initial Class                                        Class
         AEGON/Transamerica Transamerica Money                 MFS(R) Investors Trust Series - Initial
     Market - Initial Class                                Class
         Alger American Income & Growth - Class O              MFS(R) Research Series - Initial Class
         AllianceBernstein VP Growth and Income                Miller Anderson UIF Core Plus Fixed
     -Class A                                              Income-Class 1
         AllianceBernstein VP Premier Growth -Class            Miller Anderson UIF High Yield - Class 1
     A                                                PIMCO Advisors VIT OpCap Managed Portfolio
         Dreyfus Variable Investment Fund             PIMCO Advisors VIT OpCap Small Cap Portfolio
     -Appreciation Portfolio - Initial Shares                  PIMCO VIT StocksPLUS Growth & Income -

         Dreyfus Variable Investment Fund -                Admin Class

     Developing Leaders Portfolio - Initial Shares             Van Kampen UIF Emerging Markets Equity -
         Janus Aspen Series Balanced -                     Class 1
     Institutional Shares                                      Van Kampen UIF International Magnum -
         Janus Aspen Series Worldwide Growth -             Class 1

     Institutional Shares


Please note that the contracts and the portfolios are not guaranteed to achieve their goals and are subject to risks, including possible loss of amount invested. The contract and the portfolios are not bank deposits, are not federally insured and are not endorsed by any bank or government agency. Please read the prospectus carefully and keep it for future reference. It should be read with the current prospectuses for the portfolios.

Neither the Securities and Exchange Commission (SEC) nor the state securities commissions have approved this investment offering or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The SEC maintains a web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that file electronically with the SEC.

You bear the entire investment risk for all assets you place in the sub-accounts. Additionally, please analyze any current policies you may own before investing in this contract. It may not be to your advantage to replace existing insurance with this contract.

Each contract is a "modified endowment contract" for federal income tax purposes, except in certain circumstances. If the contract is classified as a modified endowment contract, any contract loan, partial withdrawal or surrender may result in you receiving taxable income and/or incurring penalties.



                                TABLE OF CONTENTS

RISK/BENEFIT SUMMARY......................................................................................4
         Benefits.........................................................................................4
         Risk.............................................................................................6
         Portfolio Company Risk...........................................................................8
TABLES OF FEES AND EXPENSES...............................................................................9
         Transaction Fees.................................................................................11
         Periodic Charges Other than Portfolio Company Operating Expenses.................................14
         Table of Current Monthly Insurance Protection Charges............................................16
         Portfolio Expense................................................................................
TRANSAMERICA, THE FIXED ACCOUNT, THE SEPARATE ACCOUNT
AND THE PORTFOLIOS .......................................................................................18
         Transamerica Occidental Life Insurance Company...................................................18
         Insurance Marketplace Standards Association......................................................18
         The Fixed Account................................................................................18
         The Separate Account.............................................................................18
         The Portfolios...................................................................................19
         Addition, Deletion or Substitution of Portfolios.................................................19
         Portfolios Not Publicly Available................................................................20
VOTING RIGHTS.............................................................................................22
THE CONTRACT..............................................................................................23
         Contract Owner...................................................................................23
         Beneficiary......................................................................................23
         Modifying the Contract...........................................................................23
         Applying for a Contract..........................................................................23
         Effective Date of Coverage.......................................................................25
         Conversion Privilege.............................................................................25
         Free Look Period.................................................................................25
         Transfer Privilege...............................................................................25
         Other Restrictions on Transfers..................................................................26
         Transfer Privileges Subject to Possible Limits...................................................26
         Dollar Cost Averaging or DCA.....................................................................26
         Automatic Account Rebalancing or AAR.............................................................27
DEATH BENEFIT.............................................................................................27
         Proof of Death...................................................................................27
         Guaranteed Death Benefit Rider...................................................................27
         Death Benefit and Net Death Benefit..............................................................28
         Guideline Minimum Sum Insured....................................................................28
         Benefit Payment Options..........................................................................28
PAYMENTS 29
ALLOCATION OF PAYMENTS....................................................................................29
CONTRACT VALUE............................................................................................29
         Computing Contract Value.........................................................................30
         The Unit.........................................................................................30
         Net Investment Factor............................................................................30
         Surrender........................................................................................31
         Partial Withdrawal...............................................................................31
CONTRACT LOANS............................................................................................31
         Preferred Loan Option............................................................................32
         Repayment of Outstanding Loan....................................................................32
         Effect of Contract Loans.........................................................................32
CONTRACT TERMINATION AND REINSTATEMENT....................................................................33
         Contract Lapse and Termination...................................................................33
         Reinstatement....................................................................................33
         Surrender Charge.................................................................................34
         Contract Value on Reinstatement..................................................................34
OTHER BENEFITS............................................................................................34
         Guaranteed Death Benefit Rider (SPVUL)...........................................................34
         Option to Accelerate Death Benefits (Living Benefits Rider-SPVUL)................................34
         Section 1035 Rider...............................................................................35
CHARGES AND DEDUCTIONS....................................................................................35
         Surrender Charge.................................................................................36
         Partial Withdrawal Costs - Surrender Charges and Withdrawal Transaction Fees.....................36
         Transfer Charges.................................................................................37
         Option to Accelerate Death Benefits (Living Benefits Rider-SPVUL) Charge.........................37

         Mortality and Expense risk Charge................................................................37
         Monthly Deductions...............................................................................37
         Portfolio Expenses...............................................................................39
         Possible Tax Charge..............................................................................39
FEDERAL TAX CONSIDERATIONS................................................................................39
         Transamerica Occidental Life Insurance Company and the Separate Account..........................39
         Taxation of the Contracts........................................................................40
         Withholding......................................................................................40
         Contract Loans...................................................................................41
         Interest Disallowance............................................................................41
         Modified Endowment Contracts.....................................................................41
         Distributions Under Modified Endowment Contracts.................................................41
         Split Dollar Arrangement.........................................................................
DISTRIBUTION..............................................................................................
LEGAL PROCEEDINGS.........................................................................................
FURTHER INFORMATION.......................................................................................
         Statement of Addition Information (SAI)..........................................................
TABLE OF CONTENETS OF THE STATEMENT OF ADDITONAL INFORMATION..............................................
APPENDIX A - DEFINITIONS..................................................................................
APPENDIX B - GUIDELINE MINIMUM SUM INSURED TABLE..........................................................
ADDITIONAL INFORMATION....................................................................................Back Page
         Statement of Additional Information..............................................................Back Page
         Personalized Illustrations of Policy Benefits....................................................Back Page
         Contact Us.......................................................................................Back Page
         Contact the SEC..................................................................................Back Page

                              RISK/BENEFIT SUMMARY


Transamerica Lineage(R) is a modified single premium variable universal life insurance contract. issued by Transamerica Occidental Life Insurance Company. Transamerica Lineage may be purchased to provide life insurance protection on a single individual. It may also be purchased as a second-to-die contract, providing life insurance protection on two individuals, with any death benefit payable upon the death of the second-to-die of the joint insureds. No death benefit is payable upon the first insured's death. Throughout this summary, "insured" will mean the individual under a single life contract and the second-to-die of the joint insureds on a second-to-die contract, unless otherwise explained.

If the insured dies prior to the maturity date and the contract is in force on the date the insured dies, we will pay a death benefit to the beneficiary designated by you.

The maturity date is the contract anniversary coinciding with or next following the insured's 115th birthday (or, for second-to-die contracts, the 115th birthday of the younger of the joint insureds). We will pay the surrender value of the contract to the owner on the maturity date if the contract is in force and the insured is alive.

We offer the contract to proposed insureds who are 89 years old or younger. For second-to-die contracts, both proposed insureds must be no more than 89 years old. A Transamerica Lineage contract will only be issued if we approve the application based on our current underwriting guidelines. The minimum initial premium is $10,000. The minimum initial premium must be between 80% and 100% of the guideline single premium for the face amount of insurance under the contract.

We use simplified underwriting for all proposed insureds who meet all our current simplified underwriting criteria. The criteria include the age of the insured or of each joint insured, the maximum initial payment amount, and answers to specific questions on the application. If the proposed insured qualifies for simplified underwriting, we do not require medical examinations, laboratory tests, or various other requirements that apply for fully underwritten applications. If a proposed insured does not meet all our simplified underwriting criteria, then that person will be evaluated based on our current full underwriting criteria. For second-to-die contracts, both proposed insureds must meet our simplified underwriting criteria to qualify for such underwriting. The current monthly insurance protection charges are higher for insureds in a specific underwriting class who qualify for simplified underwriting compared to those who are approved subject to full underwriting.

Generally, except for certain contracts on which the only premium is from an Internal Revenue Code Section 1035 exchange, the Transamerica Lineage contract will be a Modified Endowment Contract, more commonly referred to as a MEC. A MEC is a life insurance contract that provides a death benefit that is generally income tax-free. Distributions from a MEC during the insured's lifetime, however, are first includible in income to the extent of income in the contract immediately before the distribution. Distributions from a MEC in excess of income in the contract are non-taxable recovery of basis. Distributions from MECs include loans, withdrawals. surrrenders, pledges and assignments.

Distributions from a life insurance contact that is not a MEC are non-taxable recoveries of basis first and then taxable distributions of income in the contract. In addition, loans from non-MEC life insurance contracts are not considered distributions subject to tax when taken.

As a result, this contract may not be appropriate for you if your contract would be a MEC and you want to take distributions on an income tax free basis during the lifetime of the insured.

The following is a summary of the chief benefits and risks of purchasing a Transamerica Lineage contract. It is intended to provide a general description of the contract's primary benefits, as well as the principal risks associated with purchasing the contract. More detailed information about the contract appears later in this Prospectus and in the Statement of Additional Information
(SAI), which is available upon request. The Definitions section defines certain words and phrases used in this prospectus.

                                    BENEFITS

DEATH BENEFIT
The initial face amount of insurance for your contract is based on the initial payment made, whether the contract is a single life or a second-to-die contract, and certain characteristics of the insured. These characteristics include the insured's age, gender (except for contracts issued on a unisex basis), and the underwriting class we approve for the insured. For second-to-die contracts, we use the applicable characteristics of each of the joint insureds.

The final payment date is the last date on which premium payments can be made to the contract. No monthly deductions are taken after that date. The final payment date is the contract anniversary coinciding with or next immediately following the insured's 100th birthday (or, the younger insured's 100th birthday on a second-to-die contract).

If the insured dies on or before the final payment date, the death benefit will be the greater of: o the face amount of the contract on the date of death; or o the guideline minimum sum insured. If the insured dies after the final payment date but prior to the maturity date of the contract, the death benefit will be:
o the greater of face amount of the contract as of the final payment date or 101% of the contract value, if the Guaranteed
     Death Benefit Rider is in effect on the contract; or
o 101% of the contract value, if the Guaranteed Death Benefit Rider is not in effect on the contract.

The guideline minimum sum insured is equal to the contract value times a percentage that is based on the attained age of the insured (the attained age of the younger insured for second-to-die contracts).

The benefit we pay to the beneficiary is the net death benefit. This is equal to the death benefit reduced by the total of: o any existing contract loan; plus o any monthly deductions due during the grace period to provide insurance to the date of the insured's death; plus o any unpaid partial withdrawals, including any transaction fees and/or surrender charges applicable to such partial withdrawals.

The net death benefit may be paid in a single sum or under a settlement option.

BENEFICIARY
When you apply for your contract, you choose the beneficiary for the contract. You may change the beneficiary at any time during the insured's lifetime, except that if the beneficiary was named irrevocably the beneficiary must consent to the change.

PARTIAL WITHDRAWALS AND SURRENDER
At any time prior to the death of the insured, you may withdraw a part of your contract's surrender value. The minimum partial withdrawal amount is $1,000.

You may also fully surrender your contract for its surrender value.

Subject to certain limits, you may take a partial withdrawal of up to 10% of the contract value without surrender charges. Amounts in excess of the contract's Free 10% Withdrawal Amount you take as partial withdrawals or a surrender will be subject to surrender penalties during the contract's surrender penalty period. A partial withdrawal or surrender may have adverse tax consequences.

CONTRACT LOANS
You may also access a portion of your contract's surrender value through contract loans at any time prior to the death of the insured. The minimum loan you may take is $1,000. Within limits and subject to state approval, you may also carry over a contract loan from another life insurance contract if you exchange that contract for a Transamerica Lineage contract. A contract loan is equal to the outstanding loan plus accrued loan interest due on the outstanding loan. A contract loan may have adverse tax consequences.

FREE LOOK PERIOD
You have the right to examine and cancel your contract within 10 days after you receive it. Some states may require a longer free-look period for replacement policies or for other reasons. If you do decide to cancel your contract during the free-look period, we will void the contract and pay you the refund amount required under state law. Generally, that amount is either: o the contract's surrender value plus any fees or charges deducted from contract values; or o any premium amounts you paid.

LIFE INSURANCE QUALIFICATION TEST
Your contract is intended to qualify as life insurance under Internal Revenue Code Section 7702 by satisfying the guideline premium test. The guideline premium test limits the amount and, under certain conditions, the frequency of premium payments and requires a certain ratio of death benefit to cash surrender value.

PAYMENTS
Transamerica Lineage uses the term "payments" to describe the premiums you pay into the contract. The contract is designed for a large single payment to be paid by you on or before the date the contract is issued. The minimum initial payment is $10,000.

Additional Payments
After you pay the initial payment required to put the contract in force, you may make additional payments of at least $10,000 at any time before the final payment date, subject to the maximum payment amount indicated in the contract. Due to the size of the initial payment required and the Code Section 7702 limits, you may not be able to make additional payments until a number of years after the contract is issued.

We reserve the right to require evidence of insurability before accepting any additional payments. Under certain conditions, we will also refund any payments with interest if such paymentswould cause the contract to fail to qualify as a life insurance contract under Code Section 7702.

SUB-ACCOUNTS AND THE FIXED ACCOUNT
The contract includes 19 sub-accounts of the Variable Account and a fixed account. Each sub-account invests exclusively in an underlying portfolio. Prospectuses for the portfolios describe the objectives, benefits and risks of the portfolios, as well as their historical rates of return. Described below are some of the ways in which funds may be allocated to, or transferred between, one or more sub-accounts and/or the fixed account.

Allocation of Premiums Among Sub-Accounts and The Fixed Account
You may allocate premium payments to one or more sub-accounts and/or the fixed account. The minimum amount that you may allocate to one of these without our consent is 5.0% of the payment. You may change allocations for future premiums by submitting written notice to us or by telephone request, if the telephone access privilege is in effect on your contract.

We make an optional Asset Allocation Program available to you through your registered representative. This Program helps you determine your time horizon and your risk tolerance level. From those results, the Program recommends one of the allocation models to help you select appropriate allocations among the various sub-accounts and the fixed account.

Transfers Among Sub-Accounts and the Fixed Account
You may transfer amounts among the sub-accounts and the fixed account, within limits. Such transfers are income tax-free. Each contract year, you may make up to 18 transfers without incurring a transfer fee. o You may make a written request to transfer unloaned contract values between or among the sub-accounts and/or the fixed account. You may also make your request by telephone subject to the telephone access privilege. There are additional restrictions as to maximum amounts and frequency of transfers from the fixed account.
o You may elect automated transfers under the Dollar Cost Averaging (DCA) Option or the Automatic Account Rebalancing (AAR) Program.

DCA and AAR programs do not guarantee a profit or protect against a loss.

OPTIONAL BENEFITS - RIDERS
Certain riders are added to your contract subject to state availability and our underwriting guidelines for the riders. There are no charges assessed for these riders, but we do assess a $150 fee if you take an accelerated death benefit payment under the Option to Accelerate Death Benefits (Living Benefits Rider-SPVUL).

Guaranteed Death Benefit Rider (SPVUL)
If your initial single payment is equal to 100% of the guideline single premium for your contract, the Guaranteed Death Benefit Rider will be added to your contract, subject to state approval of the rider. There is no charge for this rider.

If the Guaranteed Death Benefit Rider is in effect on the contract:
o the contract will not lapse through the final payment date due to monthly deductions exceeding the surrender value of the contract on a monthly processing date; and
o the death benefit amount after the final payment date will be as described above under DEATH BENEFITS.

The rider may terminate under certain conditions and once terminated it may not be reinstated.

PERSONALIZED ILLUSTRATION
You may request a personalized illustration that reflects your own particular circumstances (including, among other things, your age, gender and underwriting class). These illustrations may help you to understand the long-term effects on your contract value and death benefit of different levels of investment performance and of the charges and deductions under the contract. They also may help you compare the contract to other life insurance policies. These illustrations also demonstrate that the surrender value may be low if you surrender the contract in the early contract years. The personalized illustrations are based on hypothetical rates of investment return and are not a representation or guarantee of investment returns or surrender value.

                                      RISKS

POOR INVESTMENT PERFORMANCE
There is no guarantee that the investment objectives of the portfolios underlying the sub-accounts will be achieved. There is no minimum guaranteed rate of return for any sub-account. A specific rate of return may not be achieved in any one year or over any period of time. You are subject to the risk that the investment performance of the sub-accounts will be unfavorable and that your contract value and surrender value will decrease. You could lose everything you invest and your contract could lapse without value, unless you make additional payments. Additional payments may also be necessary to develop sufficient contract value to meet your objectives, if any, for accessing your contract's value through contract loans, partial withdrawals, or full surrenders. In addition, we deduct contract fees and charges from your contract value, which can significantly reduce your contract value. During times of declining investment performance, the deduction for charges could further reduce your contract value.

Past performance does not necessarily indicate future results. Before investing, carefully read this prospectus and the prospectuses of the portfolios.

You also bear the risk that the effective annual interest rate for the fixed account will not exceed the minimum rate and that rates currently in excess of the minimum may be reduced in the future.

CONTRACT NOT SUITABLE AS A SHORT-TERM INVESMENT VEHICLE
The contract is not suitable as a short-term investment vehicle due to the size and duration of the surrender charges, as well as the other fees and expenses associated with the contract. Surrender charges apply to partial withdrawals and to full surrenders in excess of the Free 10% Withdrawal Amount that are taken during the surrender penalty period. The surrender charge reduces the amount of the contract's value available to you and could result in you receiving less than the premiums that you paid into the contract.

CONTRACT LAPSE
If the Guaranteed Death Benefit Rider is not in effect, your contract will be in default and will enter the grace period if the total of the monthly deductions that is due on a monthly processing date is larger than the surrender value of the contract. If the Guaranteed Death Benefit Rider is in effect on your contract, the contract will not be in default but, if the Rider is subsequently terminated, the contract may immediately go into default.

Additionally, whether or not the Guaranteed Death Benefit Rider is in effect on the contract, the outstanding loan will be in default if the contract loan ever exceeds the contract value minus the surrender charges.

If your contract or outstanding loan is in default, the contract will enter the grace period. You will then have 62 days to make additional payments or repay part or all of the contract loan to take your contract or outstanding loan out of default. If you do not make the required payment within the 62-day period, your contract will lapse without value and your life insurance protection will terminate. If your contract lapses, you may reinstate the contract in accordance with the reinstatement provisions, but the Guaranteed Death Benefit Rider may not be reinstated.

You should periodically review your contract to make sure that it is performing as expected and to determine whether you should make additional payments or, if applicable, reduce the contract loan by repaying some or all of the contract loan.

LIMITATIONS ON ACCESS TO CONTRACT VALUE
The amount you may withdraw from your contract as a partial withdrawal or contract loan is limited to a portion of the surrender value. A partial withdrawal will not be allowed if it would reduce your contract value to less than $10,000 after the withdrawal. The amount you receive from the contract by surrender is limited to the surrender value of the contract. The surrender value is: o The value of the contract, minus o Any contract loan, and minus o Surrender charges.

Surrender charges apply during the first nine contract years, adjusted for any reinstatements, on partial withdrawals and surrenders in excess of the Free 10% Withdrawal Amount.

Taking partial withdrawals reduces the contract's remaining contract value and surrender value. Therefore, taking partial withdrawals may increase the risk that your contract could go into default and enter the grace period.

Partial withdrawals also reduce the remaining face amount of the contract. The face amount reduction is proportionate to the reduction in contract value due to the partial withdrawal, including surrender penalties and any transaction fee.

Partial withdrawals taken after the final payment date will result in the termination of the Guaranteed Death Benefit Rider.

CONTRACT LOAN RISKS
The contract value available to be taken as a loan is limited to a portion of the surrender value. Contract loans involve the transfer of values from the sub-accounts and the fixed account to the loan account. This will permanently affect the value of the contract and the death benefit. Whether the effect is positive or negative depends on whether the rates of return on the sub-accounts are more or less than the interest rate that is credited with respect to outstanding loans. We will deduct any contract loan from the proceeds payable upon surrender or when the insured dies.

Loan interest is charged in arrears on the outstanding loan. Loan interest not paid in cash will be added to the loan balance. Therefore, over time, your contract loan will increase, unless you make loan repayments. Your contract will not automatically go into default because you do not make loan repayments. However, if the contract loan exceeds the contract value, less the surrender charge, the contract will go into default, enter the grace period, and subsequently lapse unless you make sufficient additional payment by the end of the grace period. Although you may reinstate the contract after it lapses, subject to the contract's reinstatement provisions, you may not reinstate the Guaranteed Death Benefit Rider.

Taking a contract loan after the final payment date will result in the termination of the Guaranteed Death Benefit Rider.

INCREASES IN CURRENT FEES AND EXPENSES
The monthly insurance protection charges are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels. If these charges are increased, you may need to make additional premium payments to keep the contract in-force.

TAX RISKS AND POSSIBLE ADVERSE TAX CONSEQUENCES
The death benefit is generally excludible from the gross income of the beneficiary although the death benefit may be subject to federal and state estate taxes. Under current law, if your contract is a MEC, partial withdrawals and full surrenders, loans, pledges and/or assignments of the contract will be included in your gross income to the extent of any gains in the contract on an "income out first" basis and without regard to prior partial withdrawals or total premium paid. Also, a 10% penalty tax may apply. A contract can become a MEC if the total premiums paid into the contract within the first seven contract years or at certain other times exceed the limits established by the Internal Revenue Code.

If your contract is not a MEC, you will generally not be taxed on partial withdrawals or full surrenders until the cumulative withdrawal or surrender amount exceeds your tax basis in the contract. Amounts received on surrender or withdrawals in excess of your tax basis in the contract are treated as ordinary income. In addition, during the first 15 contract years, distributions from the contract that are required under Section 7702 of the Internal Revenue Code because of a reduction in contract benefits may be taxable as ordinary income without regard to the amount of prior partial withdrawals, total premium paid or tax basis. Further, If your contract is not a MEC and it terminates while a loan is outstanding, you will realize taxable income to the extent the contract loan exceeds your tax basis in the contract. If your contract is a MEC, however, a previously taxable loan will increase your tax basis and reduce taxable gain on termination. Due to the possible volatility in the investment performance of the underlying portfolios, your contract could lapse and terminate, giving rise to tax consequences, at an unexpected time.

As with any tax matter, you should consult with and rely upon your own qualified tax advisor to apply the law to your particular circumstances.

                             PORTFOLIO COMPANY RISK

The portfolios underlying the sub-accounts are subject to certain risks. A comprehensive discussion of the risks of each portfolio may be found in the prospectus for each portfolio.

                           TABLES OF FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay when owning and surrendering the contract. If the amount of the charge depends on the personal characteristics of the insured(s) or the owner, then the fee table lists the minimum and maximum charges we assess under the contract, and the fees and charges of a typical insured(s) or owner, as applicable, with the characteristics set forth below. These charges may not be typical of the charges you will pay.

The first table describes the fees and expenses that you will pay at the time that you fully or partially surrender the contract, transfer accumulation value among the investment options, receive an accelerated death benefit, or take a contract loan.

                                Transaction Fees

----------------------------- ------------------------- ---------------------------------------------------------------------------
           Charge             When Charge is Deducted                                Amount Deducted
----------------------------- ------------------------- ---------------------------------------------------------------------------
----------------------------- ------------------------- ---------------------------------------- ----------------------------------
                                                                   Guaranteed Charge             Current Charge1
----------------------------- -------------------------
----------------------------- ------------------------- -------------------- ------------------- ----------------------------------
Surrender Charge              Upon full surrender and                                            Same as Guaranteed Charge.
                              partial withdrawals in
                              excess of the Free 10% Withdrawal Amount2 during
                              the first nine3 contract years.

                                                                                   9.00%
                                                                                   of payments
                                                                                   made to the
                                                                                   contract4










                                                        -------------------- -------------------
----------------------------- -------------------------                                          ----------------------------------

Withdrawal Transaction Fee    Upon each partial         2.00% of the amount withdrawn, not to    None. Charge is currently waived.
                              withdrawal.               exceed $25.

----------------------------- ------------------------- ---------------------------------------- ----------------------------------
----------------------------- ------------------------- ---------------------------------------- ----------------------------------
Transfer Charge               On each transfer after    $25 from transfer amount.                None. Charge is currently waived.
                              18 in a contract year.
----------------------------- ------------------------- ---------------------------------------- ----------------------------------
----------------------------- ------------------------- ---------------------------------------- ----------------------------------
Option to Accelerate Death    At time of accelerated    $150                                     Same as Guaranteed Charge
Benefits (Living Benefits     death benefit payment.
Rider-SPVUL) Charge5
----------------------------- ------------------------- ---------------------------------------- ----------------------------------
----------------------------- ------------------------- ---------------------------------------- ----------------------------------
                              6
----------------------------- ------------------------- ---------------------------------------- ----------------------------------









The following table describes the fees and charges that you will pay periodically during the time that you own the contract. This does not include portfolio fees and expenses.


        Periodic Charges Other than Portfolio Company Operating Expenses

-------------------------------- ---------------------------- ---------------------------------------------------------------------
            Charge                 When Charge is Deducted                              Amount Deducted
-------------------------------- ---------------------------- ---------------------------------------------------------------------
-------------------------------- ---------------------------- --------------------------------- -----------------------------------
                                                                     Guaranteed Charge                   Current Charge1
-------------------------------- ---------------------------- --------------------------------- -----------------------------------

Mortality and Expense Risk       Daily deduction reflected    0.80% annualized on net assets    Same as Guaranteed Charge.
Charge                           in the sub-account unit          in each sub-account.7

                                 value calculation.
-------------------------------- ----------------------------                                   -----------------------------------
-------------------------------- ---------------------------- --------------------------------- -----------------------------------
Monthly Deduction -  The         On each monthly processing
Monthly Deduction is comprised   date starting with the
of the sum of the following      contract date until the
charges8:                        contract anniversary
                                 coinciding with or
                                 immediately following the
                                 insured's9 100th birthday.
-------------------------------- ---------------------------- --------------------------------- -----------------------------------
1.       Administration Charge                                1/12 of 0.30% of contract value.  Same as Guaranteed Charge.
-------------------------------- ---------------------------- --------------------------------- -----------------------------------
2.       Monthly Insurance                                                                      Please   see   Table  of   Current
     Protection Charge10                                                                        Monthly    Insurance    Protection

                                                                                                Charges
                                                                                                following
                                                                                                the
                                                                                                endnotes
                                                                                                to
                                                                                                this
                                                                                                table
                                                                                                for
                                                                                                the
                                                                                                current
                                                                                                monthly
                                                                                                insurance
                                                                                                protection
                                                                                                charges.
--------------------------------
Single Life Contracts
--------------------------------
Maximum monthly insurance                                     $ 83.3333 times each $1,000 of
protection charge:                                            the insurance protection
                                   amount. 11
Minimum monthly insurance                                     $ 0.0567 times each $1,000 of
protection charge:                                            the insurance protection
                                   amount. 12
Monthly insurance protection                                  $1.355 times each $1,000 of the
charge during the first                                       insurance protection amount.
contract year for a contract
insuring a male, age 62 at
issue, who qualifies for our
standard, non-smoker
underwriting class:
--------------------------------
Second-to-Die Contracts
--------------------------------
Maximum monthly insurance                                     $ 83.3333 times each $1,000 of
protection charge:                                            the insurance protection
                                   amount. 13
Minimum monthly insurance                                     $ 0.000043 times each $1,000 of
protection charge:                                            the insurance protection
                                   amount. 14
-------------------------------- ---------------------------- --------------------------------- -----------------------------------






-------------------------------- ---------------------------- ---------------------------------------------------------------------
            Charge                 When Charge is Deducted                              Amount Deducted
-------------------------------- ---------------------------- ---------------------------------------------------------------------
-------------------------------- ---------------------------- --------------------------------- -----------------------------------
                                                                     Guaranteed Charge                   Current Charge1
-------------------------------- ---------------------------- --------------------------------- -----------------------------------
Monthly insurance protection                                  $ 0.048255 times each $1,000 of
charge during the first                                       the insurance protection amount.
contract year for a contract
insuring two individuals, one
male and one female, both age
68 at issue, both of whom
qualify for our standard,
non-smoker underwriting class:
-------------------------------- ----------------------------
-------------------------------- ---------------------------- --------------- ----------------- -----------------------------------

3.       Distribution Fee        On each monthly processing                   1/12 of  0.40%    Same as Guaranteed Charge.
                                 date starting with the                       of contract
                                 contract date, during                        value
                                 Contract Years 1-10.

-------------------------------- ----------------------------
-------------------------------- ----------------------------
1.
-------------------------------- ----------------------------
-------------------------------- ---------------------------- --------------- ----------------- -----------------------------------

4.       Tax Charge              On each monthly processing                   1/12 of  0.20%    Same as Guaranteed Charge.
                                 date starting with the                       of contract
                                 contract date, during                        value
                                 Contract Years 1-10.

-------------------------------- ----------------------------
-------------------------------- ----------------------------
1.
-------------------------------- ---------------------------- --------------------------------- -----------------------------------
5.   Monthly Deduction for None None In-Force Riders
-------------------------------- ---------------------------- --------------------------------- -----------------------------------
-------------------------------- ---------------------------- --------------------------------- -----------------------------------

Net Loan Interest Charges        While a contract loan is     2.00%                             Same as Guaranteed Charge
                                 outstanding.15

-------------------------------- ---------------------------- --------------------------------- -----------------------------------


This table supplements the table titled "Periodic Charges Other than Portfolio Company Operating Expenses". The following table describes the current monthly insurance protection charges that are payable periodically during the time that you own the contract. Monthly insurance protection charges are part of the monthly deductions under the contract.


              Table of Current Monthly Insurance Protection Charges

------------------------------------------------------------------ ----------------------------------------------------------------
Current Monthly Insurance Protection Charge16 Amount Deducted - Current Charge1
Deducted on each monthly processing date starting with the contract date until the contract anniversary coinciding with or immediately following the insured's17 100th birthday.
------------------------------------------------------------------ ----------------------------------------------------------------
------------------------------ ----------------------------------- --------------------- ------------------------------------------
                               Underwriting Class Approved for     Contract Years        Monthly Amount
                               the Insured
------------------------------ ----------------------------------- --------------------- ------------------------------------------
Single Life Contracts
------------------------------ ----------------------------------- --------------------- ------------------------------------------
                               Simplified Issue - Standard         l-10                  1/12th of 0.60% of contract value
                               Non-smoker
                                                                   11+                   1/12th of 0.40% of contract value
                               Simplified Issue - Standard         1-10                  1/12th of 1.05% of contract value
                               Smoker
                                                                   11+                   1/12th of 0.85% of contract value
                               Fully Underwritten - Standard       1-10                  1/12th of 0.50% of contract value
                               Non-smoker
                                                                   11+                   1/12th of 0.30% of contract value
                               Fully Underwritten - Standard       1-10                  1/12th of 1.00% of contract value
                               Smoker
                                                                   11+                   1/12th of 0.80% of contract value
------------------------------ ----------------------------------- --------------------- ------------------------------------------
------------------------------ ----------------------------------- --------------------- ------------------------------------------
Second-toDie Contracts
------------------------------ ----------------------------------- --------------------- ------------------------------------------
                               Simplified Issue - Both Insureds    l-10                  1/12th of 0.30% of contract value
                               Standard Non-smoker
                                                                   11+                   1/12th of 0.20% of contract value
------------------------------ ----------------------------------- --------------------- ------------------------------------------
                               Simplified Issue - One Insured      1-10                  1/12th of 0.40% of contract value
                               Standard Non-smoker and one
                               insured Standard Smoker.
                                                                   11+                   1/12th of 0.30% of contract value
------------------------------ ----------------------------------- --------------------- ------------------------------------------
                               Simplified Issue - Both Insureds    1-10                  1/12th of 0.50% of contract value
                               Standard Smoker.
                                                                   11+                   1/12th of 0.40% of contract value
------------------------------ ----------------------------------- --------------------- ------------------------------------------
                               Fully Underwritten - Both           1-10                  1/12th of 0.20% of contract value
                               Insureds Standard Non-smoker
                                                                   11+                   1/12th of 0.10% of contract value
------------------------------ ----------------------------------- --------------------- ------------------------------------------
------------------------------ ----------------------------------- --------------------- ------------------------------------------
                               Fully Underwritten - One Insured    1-10                  1/12th of 0.30% of contract value
                               Standard Smoker and one Insured
                               Standard Non-smoker
                                                                   11+                   1/12th of 0.20% of contract value
------------------------------ ----------------------------------- --------------------- ------------------------------------------
------------------------------ ----------------------------------- --------------------- ------------------------------------------
                               Fully Underwritten - Both           1-10                  1/12th of 0.40% of contract value
                               Insureds Standard Smoker
                                                                   11+                   1/12th of 0.30% of contract value
------------------------------ ----------------------------------- --------------------- ------------------------------------------

1 We may use rates lower than the maximum guaranteed charges. Current charges are the fees and other expenses currently in effect. Any change in current charges will be prospective only and will not exceed the guaranteed maximum charges.

2 In any contract year, Free 10% Withdrawal Amount is equal to 10% of the contract value minus the total of any prior withdrawals made in the same contract year.

3 If the contract lapses or the outstanding loan is foreclosed, and the contract is subsequently reinstated, the surrender charges at reinstatement will be those in effect on the date of default. The remaining period during which surrender charges apply, as well as the percentage charge applicable, will be adjusted accordingly.

4 Surrender charges may apply during the first nine contract years. Surrender charges are assessed as a percentage of the premium payments made to the contract. The maximum surrender charge of 9% applies in the first contract year. The surrender charge decreases annually in subsequent contract years as follows:
8% in year 2; 7% in year 3; 6% in year 4; 5% in year 5; 4% in year 6; 3% in year 7; 2% in year 8 and 1% in year 9. Beginning in the tenth contract year and continuing thereafter, there are no company-imposed surrender charges.


5 The Option to Accelerate Death Benefits (Living Benefits Rider-SPVUL) is only available on single life contracts.

7 The Mortality and Expense Risk Charges are taken at the daily equivalent rate (0.00218308%) for the number of days in the valuation period of net assets in each sub-account.

8 The monthly deduction charges are deducted pro-rata from the contract values net of contract loans.

9 For second-to-die contracts, the monthly deduction charges will apply until the contract anniversary coinciding with or immediately following the younger insured's 100th birthday.

10 Monthly insurance protection charges, on a guaranteed basis, are a monthly rate times each $1,000 of the insurance protection amount on the monthly processing date. The insurance protection amount is the difference between (a) the death benefit amount and (b) the contract value. Monthly insurance protection charges vary by the age at issue of the insured (or, on a second-to-die contract, the age at issue of each of the joint insureds); the gender of the insured on a single life contract (unless unisex rates apply); the underwriting class approved for the insured or, on a second-to-die contract, the underwriting class approved for each of the joint insureds, including smoker or non-smoker status; any adjustments for extra ratings on contracts approved based on full underwriting criteria; whether the contract is a single life or a second-to-die contract; and how long the contract has been in-force. Extra ratings are additional charges assessed on contracts insuring individuals considered to have higher mortality risks based on our underwriting standards and guidelines. Generally, guaranteed monthly insurance protection charges for a specific contract will increase annually based on the attained age of the insured (or, on a second-to-die contract, the attained age of each of the joint insureds). The guaranteed monthly insurance protection charges shown in the table may not be representative of the charges you will pay. The specification pages of your contract will indicate the guaranteed monthly insurance protection charges applicable to your contract. You can obtain more information about the monthly insurance protection charges that would apply to you by contacting your registered representative and requesting a personalized illustration. .

11 The maximum monthly insurance protection charge shown will apply on all contracts during the contract year in which the insured is age 99. The maximum monthly deduction rate shown may also apply in other, earlier contract years if the contract is issued with extra ratings. See note 9 above for an explanation of "extra ratings".


12 The minimum monthly deduction rate shown will apply during the first contract year for a contract insuring a female, age 10 at issue, qualifying for our standard underwriting class.


13 The maximum monthly deduction rate shown will apply on all contracts during the contract year in which the younger of the joint insureds is age 99. The maximum monthly deduction rate shown may also apply in other, earlier contract years if the contract is issued with extra ratings. See note 10 above for an explanation of "extra ratings".


14 The minimum monthly deduction rate shown will apply on all contracts during the first contract year for a contract insuring two individuals, both age 9 at issue and both qualifying for our standard underwriting class.


15 The net loan interest charges are the difference between the loan interest rate charged and the rate at which we credit interest with respect to the outstanding loan. While a contract loan is outstanding, loan interest accrues daily and is charged in arrears at the end of each contract year or such shorter period as the loan exists. Loan interest is charged at an annual effective rate of 6.00% for both regular loans and for preferred loans. In addition, interest with respect to outstanding loans is credited to the fixed account while a loan is outstanding. Such interest is earned daily. Interest is earned with respect to regular loans at an annual effective rate of 4.00% on a guaranteed and current basis. Interest is earned with respect to preferred loans at an annual effective rate of 5.50% on a guaranteed basis and at an annual effective rate of 6.00% on a current basis. As a result, the net loan interest charges for regular loans are 2.00% (6.00% minus 4.00%) on both a guaranteed basis and a current basis. The net loan interest charges for preferred loans are 0.50% (6.00% minus 5.50%) on a guaranteed basis and 0.00% (6.00% minus 6.00%) on a current basis.


16 The current monthly insurance protection charge varies by the smoker or non-smoker status of the insured (or of each joint insured on a second-to-die contract); whether the contract is a single life contract or a second-to-die contract; and whether the contract was approved subject to simplified underwriting criteria or full underwriting criteria; adjustments for any extra ratings; and how long the contract has been in-force. See note 9 above for an explanation of "extra ratings". The current monthly insurance protection charge is equal to a percentage of the contract value on the monthly processing date. The contract value is the total accumulation value of the contract, and includes the contract's value in the sub-accounts plus the contract's value in the fixed account, including the contract loan amount. The percentages shown are the annual rates. The monthly rate is equal to 1/12th of the annual rate. Higher rates than those shown will apply to fully underwritten contracts issued with extra ratings.

17 For second-to-die contracts, insured means the younger insured.


                               Portfolio Expenses

The table that follows describes the portfolio fees and expenses that you will periodically pay during the time that you invest in these portfolios.

Minimum/Maximum Total Portfolio Annual Expenses

The minimum and maximum total annual portfolio operating expenses (before waiver or reimbursement) charged by the portfolios for the fiscal year ended December 31, 2002 are shown below, including management fees, distribution (12b-1) fees, and other expenses.


---------------------------------- -------------------------------
             Minimum                          Maximum
---------------------------------- -------------------------------
---------------------------------- -------------------------------

              0.41%                            1.93%

---------------------------------- -------------------------------

Portfolio Expense Details

The fees and expenses are for the fiscal year ended December 31, 2002. Expenses of the portfolios may be higher or lower in the future. The figures are shown as a percentage of assets before any fee waivers and/or expense reimbursements that may be provided by a portfolio(1). More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.

                               Portfolio Expenses

                                                                                                              Total
                                                                                                            Portfolio
                                                       Management          Other           Rule              Annual

Portfolio                                                 Fees            Expenses      12b-1 Fees          Expenses
---------                                                 ----            --------                          --------
AEGON/Transamerica Transamerica                           0.75%            0.07%                              0.82%
Equity - Initial Class
AEGON/Transamerica Transamerica                           0.35%            0.06%                              0.41%
Money Market - Initial Class
Alger American Income & Growth - Class O                 0.625%            0.165%                            0.790%
AllianceBernstein VP Growth and Income -Class A           0.63%            0.05%                              0.68%
AllianceBernstein VP Premier Growth - Class A             1.00%            0.05%                              1.05%
Dreyfus VIF - Appreciation Portfolio -                    0.75%            0.03%                              0.78%
Initial Shares
Dreyfus VIF - Developing Leaders Portfolio                0.75%            0.06%                              0.81%
-Initial Shares
Janus Aspen Series Balanced - Institutional Shares        0.65%            0.02%                              0.67%
Janus Aspen Series Worldwide Growth -                     0.65%            0.05%                              0.70%
Institutional Shares
MFS(R)Emerging Growth Series - Initial Class(2)            0.75%            0.11%                              0.86%
MFS(R)Investors Trust Series - Initial Class(2)            0.75%            0.13%                              0.88%
MFS(R)Research Series - Initial Class(2)                   0.75%            0.12%                              0.87%
Miller Anderson UIF Core Plus Fixed                       0.40%            0.33%                              0.73%
Income - Class 1(3)
Miller Anderson UIF High Yield - Class 1(3)               0.50%            0.49%                              0.99%
PIMCO Advisors VIT OpCap Managed Portfolio                0.79%            0.09%                              0.88%
PIMCO Advisors VIT OpCap Small Cap Portfolio              0.80%            0.11%                              0.91%
PIMCO VIT StocksPLUS Growth & Income -Admin               0.40%            0.26%                              0.66%

Class(4)

Van Kampen UIF Emerging Markets                           1.25%            0.68%                              1.93
EquityClass 1(3)
Van Kampen UIF International MagnumClass 1(3)             0.80%            0.59%                              1.39%


The fee table information relating to the underlying portfolios was provided by the portfolios or their investment advisers, as we have not and cannot independently verify either the accuracy or completeness of such information.
Actual future expenses of the portfolios may be greater or less than those shown in the Table. These expenses are for the year ended December 31, 2002.

Notes to Portfolio Expenses table:

(1) For certain portfolios, certain expenses were voluntarily reimbursed and/or certain fees were voluntarily waived during 2002. It is anticipated that these expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these voluntary arrangements, annual portfolio operating expenses would have been, as a percentage of assets, as follows:

                                                     Management         Other        Rule         Total Portfolio
  Portfolio                                          Fees               Expenses     12b-1 Fees   Annual Expenses


  Miller Anderson UIF Core Plus Fixed                      0.37%           0.33%                           0.70%
  Income-Class 1
  Miller Anderson UIF High Yield-Class 1                   0.31%           0.49%                           0.80%
  PIMCO  VIT  StocksPLUS  Growth  &  Income - Admin        0.40%           0.25%                           0.65%
  Class
  Van Kampen UIF Emerging Markets Equity-Class 1           1.13%           0.68%                           1.81%
  Van Kampen UIF International Magnum-Class 1              0.56%           0.59%                           1.15%

(2) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained, by the series with its custodian and the dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expense of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 0.85% for Emerging Growth Series and 0.86% for Research Series.

(3) For the year ended December 31, 2002, the management fee is reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolio's adviser to the extent total annual operating expenses exceed the following percentages: Core Plus Fixed Income Portfolio 0.70%; High Yield Portfolio 0.80%; Emerging Markets Equity Portfolio 1.75%; International Magnum Portfolio 1.15%. The adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Equity Portfolio is 0.06% of such investment related expense.

(4) PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65% of average daily net assets. Without such reduction, Total Annual Expenses for the fiscal year ended December 31, 2002 would have been 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

TRANSAMERICA, THE FIXED ACCOUNT, THE SEPARATE ACCOUNT AND THE PORTFOLIOS

Transamerica Occidental Life Insurance Company

Transamerica Occidental Life Insurance Company, or Transamerica, is located at 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499. Transamerica is principally engaged in the sale of life insurance and annuity policies.

Transamerica Corporation, a subsidiary of AEGON N.V., indirectly owns the issuing company, Transamerica Occidental Life Insurance Company.

Our administrative office is located at 440 Lincoln Street, Worcester, Massachusetts 01653. Telephone (800) 782-8315.

Transamerica Occidental Life Insurance Company is obligated to pay to you, or to the beneficiary you designate, all benefits and amounts promised under this contract.

Insurance Marketplace Standards Association

In recent years, the insurance industry has recognized the need to develop specific principles and practices to help maintain the highest standards of marketplace behavior and enhance credibility with consumers. As a result, the industry established the Insurance Marketplace Standards Association (IMSA).

As an IMSA member, we agree to follow a set of standards in our advertising, sales and service for individual life insurance and annuity products. The IMSA logo, which you will see on our advertising and promotional materials, demonstrates that we take our commitment to ethical conduct seriously.

The Fixed Account

The fixed account is a part of our general account. The general account consists of all assets that we own, except those in the separate account and other separate accounts we may have. Except as limited by law, we have sole control over investment of the assets in our general account. Although you do not share directly in the investment experience of our general account, you may allocate net premiums to the fixed account and transfer funds between the separate account and the fixed account, within limits.

Accumulation value in the fixed account earns interest daily. We guarantee amounts allocated to the fixed account as to principal and a minimum rate of interest. The interest rates credited to the portion of contract value in the fixed account are set by us, but will never be less than 4% per year. You bear the risk that we will not declare an interest rate higher than 4% per year. We may establish higher interest rates, and the initial interest rates and the renewal interest rates may be different. We will guarantee initial interest rates on amounts allocated to the fixed account, either as payments or transfers, to the next contract anniversary. At each contract anniversary, we will credit the renewal interest rate effective on that date to money remaining in the fixed account. We will guarantee this rate for one year. We credit interest with respect to outstanding loans at an annual effective rate of 4.00% for loans that are not preferred loans. We credit interest with respect to preferred loans at an annual effective rate of not less than 5.50%. Currently, we credit interest with respect to preferred loans at an annual effective rate of 6.00%.

The Separate Account

Transamerica Occidental Life Separate Account VUL-2, designated as the separate account, was established by us as a separate account under the laws of the State of Iowa, pursuant to resolutions adopted by our Board of Directors on June 11, 1996.

The separate account is registered with the Securities and Exchange Commission (the SEC or Commission) under the Investment Company Act of 1940, or 1940 Act, as a unit investment trust. It meets the definition of an investment company under the federal securities laws. However, the SEC does not supervise the management of the investment practices or policies of the separate account.

You may allocate any portion of your net payments to the separate account, subject to our minimum premium allocation rules. The portion of the contract value in the separate account will be based on the values of the sub-accounts to which your net payments are allocated.

The variable benefits under this contract are provided through the separate account. The assets of the separate account are the property of Transamerica, but they are held separately from our other assets. Transamerica is not a trustee with respect to the separate account assets. The separate account does not have trustees. Transamerica maintains custody of all securities of the separate account. Income, if any, together with gains and losses, realized or unrealized, from assets in the separate account will be credited to or charged against the amounts allocated to the separate account without regard to other income, gains or losses of Transamerica Occidental Life Insurance Company. Assets equal to the liabilities of the separate account will not be charged with liabilities arising out of any other business we may conduct. If the assets in the separate account exceed the liabilities arising under the policies supported by the separate account, the excess may be used to cover other liabilities of Transamerica Occidental Life Insurance Company.

The separate account currently has nineteen sub-accounts available for investment, each of which invests only in a specific corresponding mutual fund portfolio. Changes to the sub-accounts may be made at our discretion. All sub-accounts may not be available in all jurisdictions. We reserve the right to establish additional sub-accounts funded by a new portfolio or by another investment company. Subject to law, we may, in our sole discretion, establish new sub-accounts, close sub-accounts to allocations of new premiums by existing or new Contract owners, and combine or remove one or more sub-accounts.

Subject to any approvals the law may require, the separate account or any sub-accounts may be:

o        operated as a management company under the 1940 Act;

o        deregistered under the 1940 Act if registration is no longer required;
         or

o        combined with other sub-accounts or our other separate accounts.

The Portfolios

The portfolios are open-end management investment companies, or portfolios or series of, open-end management companies registered with the SEC under the 1940 Act and are usually referred to as mutual funds. This SEC registration does not involve SEC supervision of the investments or investment policies of the portfolios.

We may receive payment from some or all of the portfolios or their advisers, distributors, or affiliates for administrative or distribution services. The amount of this compensation is based upon a percentage of the assets of the portfolio attributable to the Contract and other policies issued by us. These percentages differ, and some advisers, distributors, or affiliates may pay us more than others.

Before investing, carefully read the prospectuses of the portfolios that accompany this prospectus. The portfolios' prospectuses contain more detailed information on the portfolios' investment objectives, restrictions, risks, expenses and advisers.

Statements of Additional Information for the portfolios are available on request. There is no guarantee that the portfolios' investment objectives will be achieved. The contract value may be less than the aggregate payments made to the contract.

Addition, Deletion or Substitution of Portfolios

We do not guarantee that each portfolio will always be available for investment through the Contract. We reserve the right, subject to law, to make additions to, deletions from, or substitutions for the shares or classes of shares that are held in the sub-accounts. We may redeem the shares of a portfolio and substitute shares of another registered open-end management company, if:

o        the shares of the portfolio are no longer available for investment; or

o in our judgment further investment in the portfolio would be improper based on the purposes of the separate account or the affected sub-account.

New and substituted portfolios may have different fees and expenses and their availability may be limited.

Where the 1940 Act or other law requires, we will not substitute any shares respecting a contract interest in a sub-account without notice to contract owners and prior approval of the SEC and state insurance authorities. The separate account may, as the law allows, purchase other securities for other contracts or allow a conversion between contracts on a contract owner's request.

Shares of the portfolios are issued to other separate accounts of Transamerica and its affiliates that fund variable annuity contracts and other variable life contracts. This is referred to as mixed funding. Shares of the portfolios are also issued to other unaffiliated insurance companies. This is referred to as shared funding. It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life insurance contract owners or variable annuity contract owners. We do not believe that mixed funding is currently disadvantageous to either variable life insurance contract owners or variable annuity contract owners.

We will monitor events to identify any material conflicts because of mixed funding. If we conclude that separate portfolios should be established for variable life and variable annuity separate accounts, or for separate variable life separate accounts, we will bear the expenses.

We may change the contract to reflect a substitution or other change and will notify contract owners of the change.

Portfolios Not Publicly Available

Shares of the portfolios are not offered to the public but solely to the insurance company separate accounts and other qualified purchases as limited by federal tax laws. These portfolios are not the same as mutual funds that may have very similar names and are sold directly to the public. The performance of such publicly available funds, which may have different assets and expenses, should not be considered as an indication of the performance of the portfolios. The assets of each portfolio are held separate from the assets of the other portfolios. Each portfolio operates as a separate investment vehicle. The income or losses of one portfolio has no effect on the investment performance of another portfolio. The sub-accounts reinvest dividends and/or capital gains distributions received from a portfolio in more shares of that portfolio.

A summary of the portfolios' investment objectives is described below.


The Transamerica Equity Portfolio of the AEGON/Transamerica Series Fund, Inc. - Initial Class seeks to maximize long-term growth.

Adviser: AEGON/Transamerica Fund Advisers, Inc.
Sub-Adviser: Transamerica Investment Management, LLC.


The Transamerica Money Market Portfolio of the AEGON/Transamerica Series Fund, Inc. -Initial Classseeks to obtain maximum current income consistent with preservation of principal and maintenace of liquidity. Adviser:
AEGON/Transamerica Fund Advisers, Inc.

Sub-Adviser: Transamerica Investment Management, LLC.



The Income & Growth Portfolio of The Alger American Fund - Class O seekscurrent income with long-term capital appreciation by investings in dividend-paying equity securities that also offer opportunities for capital appreciation.


Adviser: Fred Alger Management, Inc.


The AllianceBernstein Growth and Income Portfolio of the Variable Products Series Fund - Class A seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.

Adviser: Alliance Capital Management, L.P

The AllianceBernstein Premier Growth Portfolio of the Variable Products Series Fund - Class A seeks growth of capital by pursuing aggressive investment policies.


Adviser: Alliance Capital Management, L.P.


The Appreciation Portfolio - Initial Shares of the Dreyfus Variable Investment Fund seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the portfolio primarily invests in common stocks focusing on "blue chip" companies with total market values of more than $5 billion at the time of purchase, including multinational companies..


Adviser: The Dreyfus Corporation.
Sub-Adviser: Fayez Sarofim & Co.


The Developing Leaders Portfolio - Initial Shares of the Dreyfus Variable Investment Fund seeks to maximize capital appreciation. To pursue this goal, the portfolio normally invests primarily in the stocks of small-cap companies. Small-cap companies are those with market values of less than $2 billion at the time of purchase. The portfolio may continue to hold the securities of companies as their market capitalizations grow and, thus, at any given time, a substantial portion of the portfolio's holdings may have market capitalizations in excess of $2 billion.


Adviser: The Dreyfus Corporation.


The Balanced Portfolio of the Janus Aspen Series - Institutional Shares normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income securities.


Adviser: Janus Capital Management LLC.


The Worldwide Growth Portfolio of the Janus Aspen Series - Institutional Shares invests primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from at least five different countries including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.


Adviser: Janus Capital Management LLC.


The Emerging Growth Series of the MFS(R) Variable Insurance Trust - Initial Class seeks long-term growth of capital by investing in common stocks of companies that are early in their life cycles that MFS believes have the potential to become major enterprises.


Adviser: MFS Investment Management(R).


The Investors Trust Series of the MFS(R) Variable Insurance Trust - Initial Class seeks long-term growth of capital with a secondary objective to seek reasonable current income.


Adviser: MFS Investment Management(R).


The Research Series of the MFS(R) Variable Insurance Trust - Initial Class seeks long-term growth of capital and future income by investing in equity securities of companies believed to possess better-than average prospects for long-term growth.


Adviser: MFS Investment Management(R).


The Core Plus Fixed Income Portfolio of the Miller Anderson Universal Institutional Funds - Class 1 seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.


Adviser: Miller Anderson.*


The High Yield Portfolio of the Miller Anderson Universal Institutional Funds - Class 1 seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities.


Adviser: Miller Anderson.*


*Morgan Stanley Investment Management, Inc., which does business in certain instances using the name Miller Anderson, serves as investment adviser to these UIF Portfolios. Prior to May 1, 2002, Morgan Stanley Investments LP (formerly, Miller Anderson & Sherrerd, LLP), an affiliate of Morgan Stanley Investment Management, Inc. served as investment advisor to these UIF Portfolios.

The OpCap Managed Portfolio of PIMCO Advisors VIT seeks growth of capital over time by investing primarily in common stocks, bonds and cash equivalents, allocated based on the investment adviser's or sub-adviser's judgement.


Adviser: OpCap Advisors LLC.
Sub-Adviser: Pacific Investment Management Company LLC.


The OpCap Small Cap Portfolio of PIMCO Advisors VIT seeks capital appreciation. The Portfolio invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in equity securities of companies with a market capitalization under $2 billion.


Adviser: OpCap Advisors LLC.

The StocksPLUS Growth & Income Portfolio - Admin Class of the PIMCO Variable Insurance Trust seeks to outperform the stock market as measured by the S&P 500 Index by investing in S&P 500 derivatives in addition to or in place of S&P 500 stocks in an attempt to equal or exceed the performance of the S&P 500.


Adviser: Pacific Investment Management Company, LLC ("PIMCO").


The Emerging Markets Equity Portfolio of the Van Kampen Universal Institutional Funds-Class 1 seeks long-term capital appreciation by investing primarily in equity securities of issuers in emerging market countries Adviser: Van Kampen.**


The International Magnum Portfolio of the Van Kampen Universal Institutional Funds-Class 1 seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.

Adviser: Van Kampen.**


**Morgan Stanley Investment Management, Inc., which does business in certain instances using the name Van Kampen, serves as the investment adviser to these UIF Portfolios.



VOTING RIGHTS

Transamerica is the legal owner of all portfolio shares held in the separate account and each sub-account. As the owner, we have the right to vote the shares at the portfolios shareholder meetings. However, to the extent required by federal securities laws and regulations, we will vote portfolio shares that each sub-account holds according to instructions received from contract owners with contract value in the sub-account. If the federal securities laws or regulations governing the voting of portfolio shares change to permit us to vote shares in our own right, we reserve the right to do so, whether or not the shares relate to the contracts.

Currently, we will provide each contract owner with amount allocated to a sub-account with proxy materials and voting instructions. We will vote shares held in each sub-account for which no timely instructions are received in proportion to all instructions received for the sub-account. We will also vote our shares held in the separate account that do not relate to the contracts in the same proportion as all of the instructions we receive for the sub-account.

We will compute the number of votes that a contract owner may instruct on the record date established for the portfolio. This number is the quotient of:

o        each contract owner's contract value in the sub-account, divided by

o the net asset value of one share in the portfolio in which the assets of the sub-account are invested.

We may disregard any voting instructions that contract owners initiate in favor of any change in the investment policies or in any investment adviser or principal underwriter. Our disapproval of any change must be reasonable. Our disapproval of a change in investment policies or investment adviser must be based on a good faith determination that the change would not be contrary to state law or is otherwise improper under the portfolios' objectives and purposes. If we do disregard voting instructions, we will include a summary of that action and reasons for it in the next report to contract owners.


THE CONTRACT

The contract is subject to the insurance laws and regulations of each state or jurisdiction in which it is available for distribution. There may be differences between the contract issued and the general contract description contained in this prospectus because of requirements of the state where your contract is issued. Some of the state specific differences are included in the prospectus, but the prospectus does not include references to all state specific differences. All state specific contract features will be described in your contract.

Contract Owner

The contract owner named on the specification pages of the contract is the insured unless another contract owner has been named in the application. As contract owner, you are entitled to exercise all rights under your contract while the insured is alive, with the consent of any irrevocable beneficiary.

Beneficiary

The beneficiary is the person or persons to whom the net death benefit is payable on the insured's death. Unless otherwise stated in the contract, the beneficiary has no rights in the contract before the insured dies. While the insured is alive, you may change the beneficiary, unless you have declared the beneficiary to be irrevocable. An irrevocable beneficiary may only be changed with the consent of the irrevocable beneficiary. If no beneficiary is alive when the insured dies, the contract owner, or the contract owner's estate, will be the beneficiary. If more than one beneficiary is alive when the insured dies, we will pay each beneficiary in equal shares, unless you have chosen otherwise. Where there is more than one beneficiary, the interest of a beneficiary who dies before the insured will pass to surviving beneficiaries proportionally, unless the contract owner has requested otherwise.

Modifying the Contract

Any modification or waiver of our rights or requirements under the contract must be in writing and signed by our President or a Vice President, together with our Secretary. No agent may bind us by making any promise not contained in the contract.

Among other rights we have in connection with the contract, we may:

? modify the contract to ensure that the death benefit is never less than the amount required to maintain the contract's qualification as a life insurance contract; and

 ? make any changes or substitutions to the investment options of the Separate Account, make any changes to the fixed account accumulation options, operate the Separate Account as a management company under the Investment Company Act of 1940, or de-register the Separate Account if registration is no longer required.

We may notify you if we make any of the above-mentioned modifications. If we modify the contract, we will make appropriate endorsements to the contract as may be necessary.

Applying For A Contract

Individuals wishing to purchase a contract must complete an application. We offer contracts to individuals who are 89 years old and younger. For applications for second-to-die contracts, both proposed insureds must not be older than 89 years of age. After receiving a completed application from a prospective contract owner, we will begin underwriting to decide the insurability of the proposed insured. We may require medical examinations and other information before deciding insurability. We issue a contract only after underwriting has been completed. We may reject an application that does not meet our underwriting guidelines.

The underwriting class of an insured will affect the insurance protection rate. We currently place insureds into standard underwriting classes and non-standard underwriting classes. For second-to-die contracts, one of the proposed joint insureds may be approved in an uninsurable non-standard class. Non-standard underwriting classes involve extra ratings. Extra ratings are additional charges assessed on contracts insuring individuals considered to have higher mortality risks based on our underwriting standards and guidelines. The underwriting classes are also divided into two categories: smoker (tobacco user) and non-smoker (not a tobacco user). We will place insureds under the age of 18 at the date of issue in a standard or non-standard underwriting class. We will then classify the insured as a non-smoker when the insured reaches age 18.

We also charge different current monthly insurance protection rates depending upon whether the contract was issued based on simplified underwriting criteria or, instead, was issued based on full underwriting. For example, the current rates charged for a standard, non-smoker underwriting class will be higher for individuals in that class covered under contracts issued on a simplified underwriting basis compared to individuals in that class covered under contracts issued on a fully underwritten basis.

Simplified underwriting applies to all applications which meet all of our simplified underwriting guidelines. Currently, these guidelines include:

o the insured (the younger insured for second-to-die applications) is at least 30 years old but not older than 80 on the date of issue;

o    the payment made is 100% of the guideline single premium;

o the payment is at least $10,000 but not more than the maximum permitted by us for the age of the insured; and

o information disclosed on the application is consistent with our current simplified underwriting guidelines.

Any application which does not meet all of our simplified underwriting guidelines will be fully underwritten. We may change our simplified underwriting criteria at any time.

A prospective contract owner may make a payment at the time the application is completed. The payment must be at least $10,000 and at least 80% of the guideline single premium for the face amount requested. Under these circumstances, we will issue a conditional receipt which provides fixed conditional insurance, but not until after all of its conditions are met. Included in these conditions are the completion of both parts of the application, to the extent required by our underwriting guidelines, completion of all underwriting requirements, and the proposed insured must be insurable under Transamerica's rules for insurance under the contract, in the amount, and in the underwriting class applied for in the application. After all conditions are met, the amount of fixed conditional insurance provided by the conditional receipt will be the amount applied for, up to a maximum of $250,000 for persons age 16 to 65 and insurable in a standard underwriting class, and up to $100,000 for all other ages and underwriting classes.

Your contract will not be in-force until we approve the application; you pay the initial premium; and the contract is delivered to you while the insured (or joint insureds, as applicable) are alive. If you made the initial payment before the date we approve the application, we will allocate the payment to our fixed account within two business days of receipt of the payment at our Variable Life Service Center. If we are unable to issue the contract, the payment will be returned to you without interest.

If your application is approved and the contract is issued, we will allocate your contract value within two days of the date we approve your application according to your allocation instructions. However, if your contract provides for a full refund of payments under its right to cancel provision as required in your state, we will initially allocate your sub-account investments to the money market sub account . We will reallocate all amounts according to your investment choices no later than the expiration of four calendar days plus the number of days under the state free look period. This period usually lasts for 10 days, but is longer in some circumstances. See THE CONTRACT - Free Look Right to Cancel.

If your initial payment is equal to the amount of the guideline single premium, the contract will be issued with the Guaranteed Death Benefit Rider at no additional cost. Within limits and subject to the rider provisions, the Guaranteed Death Benefit Rider will keep your contract from lapsing even though the monthly deductions exceed the surrender value on a monthly processing date. Also, within limits, the rider provides a guaranteed minimum death benefit. The Guaranteed Death Benefit Rider may not be available in all jurisdictions and is not available in Massachusetts.

Effective Date of Coverage

Except as otherwise provided under the terms of the conditional receipt, no insurance coverage is provided under the contract until after we approve the application and:

o        the minimum initial premium is paid to us; and

o        the contract is delivered to you while:

a) the insured is alive and in good health, and

b) the statements and answers in the application continue to be true and complete.

Conversion Privilege

Within 24 months of the date of issue, you can convert your contract into a non-variable contract by transferring all contract value in the sub-accounts to the fixed account. The conversion will take effect at the end of the valuation period in which we receive, at our Variable Life Service Center, notice of the conversion satisfactory to us. There is no charge for this conversion. We will allocate any future payments to the fixed account, unless you instruct us otherwise.

Free Look Period

The contract provides for a free look period under the right to cancel provision. You have the right to examine and cancel your contract by returning it to us or to one of our representatives on or before the tenth day, or such later date as required in your state, after you receive the contract.

If your contract provides for a full refund under its right to cancel provision as required in your state, your refund will be your entire payment.

If your contract does not provide for a full refund, you will receive:

o        amounts allocated to the fixed account; plus

o        the contract value in the sub-accounts; plus

o        all fees, charges and taxes which have been imposed.

In some states you will receive an amount equal to:

o the surrender value of the contract on the valuation date we receive, in good order, your request to cancel your contract; plus

o any fees or other charges deducted from payments made or from contract values. Such fees and charges include monthly deductions and surrender charges.

We may delay a refund of any payment made by check until the check has cleared your bank. Your refund will be determined as of the valuation date that the contract is received at our Variable Life Service Center.

Transfer Privilege

Subject to our current rules, at any time before the election of a benefit payment option and before our receipt of notice of the insured's death, you may transfer amounts among the sub-accounts or between a sub-account and the fixed account. You may not transfer that portion of the contract value held in the fixed account that secures a contract loan.

We will make transfers at your written request or telephone request, as described in the section of this prospectus entitled ALLOCATION OF PAYMENTS.. Transfers are effected at the value next computed after receipt of the transfer order.

The first 18 transfers in a contract year are free. After that, we may deduct a transfer charge, not to exceed $25, from amounts transferred on each additional transfer in that contract year.

Transfers involving the fixed account are currently allowed only if:

o there has been at least a ninety day period since the last transfer from the fixed account; and

o the amount transferred from the fixed account in each transfer does not exceed the lesser of $100,000 or 25% of the contract value in the fixed account (not including the portion of the fixed account securing an outstanding loan).

These limitations do not apply to automatic transfers from the fixed account you elect to make under the dollar cost averaging option.

You may apply for automatic transfers under either the dollar cost averaging, or DCA, option, or the automatic account rebalancing, or AAR, option, by submitting your written request to our Variable Life Service Center. Transfers under either DCA or AAR are generally effective on the 15th day of each scheduled month. If your written request is received by us prior to the 15th of the month, your option may begin as early as the 15th of the month in which we receive your request. Otherwise, your option may begin as early as the 15th of the following month. You may cancel your election of an option by written request at any time with regard to future transfers. The DCA option and the AAR option may not be in effect at the same time on your contract. If you elect one option and, at a later date, submit written request for the other option, your new written request will be honored, and the previously elected option will be automatically terminated.

Other Restrictions on Transfers

We reserve the right, without prior notice, to modify, restrict or suspend the transfer privileges at any time and for any reason. For example, restrictions may be necessary to protect owners from adverse impacts on portfolio management of large and/or numerous transfers by market timers or others. We have determined that the movement of significant amounts from one sub-account to another may prevent the underlying portfolio from taking advantage of investment opportunities. This is likely to arise when the volume of transfer is high, since each portfolio must maintain a significant cash position in order to handle redemptions. Such movement may also cause a substantial increase in portfolio transaction costs that must be indirectly borne by the owner. Therefore, we reserve the right to require that all transfer requests be made by you and not by a third party holding a power of attorney. We may also require that each transfer you request be made by a separate communication to us. We also reserve the right to require that each transfer request be submitted in writing and be manually signed by you. We may choose not to allow telephone or facsimile transfer requests.

Transfer Privileges Subject to Possible Limits

All of the transfer privileges described above are subject to our consent. We reserve the right to impose limits on transfers including, but not limited to, the:

o    minimum amount that may be transferred;

o minimum amount that may remain in a sub-account following a transfer from that sub-account;

o    minimum period between transfers involving the fixed account; and

o    maximum amounts that may be transferred from the fixed account.

These rules are subject to change by us.

Dollar Cost Averaging or DCA

This option allows you to systematically transfer a set dollar amount from a source account you select for your contract on a monthly, quarterly, or semi-annual basis to one or more sub-accounts. You may choose either the Money Market sub-account or the fixed account as your source account. The minimum amount of each DCA transfer from the source account is $100, and you may not have value in more than nineteen sub-accounts. The DCA option is designed to reduce the risk of your purchasing units only when the price of the units is high, but you should carefully consider your financial ability to continue the option over a long enough period of time to purchase units when their value is low as well as when they are high. The DCA option does not assure a profit or protect against a loss. The DCA option will terminate automatically when the value of your source account is depleted.

There is no additional charge for electing the DCA option. Transfers to the fixed account are not permitted under the DCA option. Transfers from the fixed account as the source account will not be subject to the current limitations on transfers from the fixed account. We reserve the right to terminate the DCA option at any time and for any reason.

The first automatic transfer for the elected DCA option counts as one transfer toward the 18 free transfers allowed in each contract year. Each subsequent automatic transfer for the elected option is free, and does not reduce the remaining number of transfers that are free in a contract year.

Automatic Account Rebalancing or AAR

Once your payments and requested transfers have been allocated among your sub-account choices, the performance of each sub-account may cause your allocation to shift such that the relative value of one or more sub-accounts is no longer consistent with your overall objectives. Under the AAR option, the balances in your selected sub-accounts can be restored to the allocation percentages you elect on your written request by transferring values among the sub-accounts. You may not have value in more than nineteen sub-accounts.

The minimum percentage allocation for each selected sub-account without our consent is 5%, and percentage allocations must be in whole numbers. The AAR option is available on a quarterly, semi-annual or annual basis. The minimum total amount of the transfers under the AAR option is $100 per scheduled date. If the total transfer amount would be less than $100, no transfer will occur on that scheduled date. The AAR option does not guarantee a profit or protect against a loss.

There is no additional charge for electing the AAR option. Transfers to or from the fixed account are not permitted under the AAR option. We reserve the right to terminate the AAR option at any time and for any reason.

The first automatic transfer for the elected AAR option counts as one transfer toward the 18 free transfers allowed in each contract year. Each subsequent automatic transfer for the elected option is free, and does not reduce the remaining number of transfers that are free in a contract year.

The following transfers will not count toward the 18 free transfers:

o        any transfers made for a conversion privilege;

o transfers to or from the money market sub-account during the free-look period if your contract provides for a full refund of payments under the free-look provision;

o        transfers because of a contract loan or a contract loan repayment; and

o        transfers because of a material change in investment policy.


DEATH BENEFIT

If the contract is in force on the date the insured dies, we will, with due proof of death, pay the net death benefit to the named beneficiary. For second-to-die contracts, the net death benefit is payable on the death of the last surviving insured. There is no death benefit payable on the death of the first insured to die. We will normally pay the net death benefit within seven days of receiving due proof of the insured's death, but we may delay payment of net death benefits. The beneficiary may receive the net death benefit in a lump sum or under a benefit payment option, unless the benefit payment option has been restricted by the contract owner. The net death benefit is the amount of the death benefit reduced by certain amounts, as described below. The amount of the death benefit in some instances depends on whether the Guaranteed Death Benefit Rider is in effect on the contract at the time of the insured's death.

Proof Of Death

If the insured dies while the contract is in force, we will pay the death benefit after we receive due proof of the insured's death. We will send appropriate forms to the beneficiary upon request. Any of our agents will help the beneficiary fill out the forms without charge.

Guaranteed Death Benefit Rider

The Guaranteed Death Benefit Rider may not be available in all jurisdictions and is not available in Massachusetts. If at the time of issue the contract owner has made payments equal to 100% of the guideline single premium, a Guaranteed Death Benefit Rider will be added to the contract at no additional charge, if the rider is available in your state. The contract will not lapse while the Guaranteed Death Benefit Rider is in force. The Guaranteed Death Benefit Rider will terminate and may not be reinstated on the first to occur of:

o        foreclosure of the outstanding loan,

o a request for a partial withdrawal or a loan after the final payment date, or

o        your written request to terminate the rider.

Death Benefit and Net Death Benefit

Through the final payment date, the death benefit is equal to the greater of:

o        the face amount, or

o        the guideline minimum sum insured.

Through the final payment date, the net death benefit is:

o        the death benefit, minus

o any outstanding loan and monthly deductions due and unpaid through the contract month in which the insured dies, as well as any unpaid partial withdrawals, withdrawal transaction fees, and applicable surrender charges.

If the Guaranteed Death Benefit Rider is in effect on the final payment date, and is not subsequently terminated, then the death benefit after the final payment date is the greater of:

o        the face amount on the final payment date, or

o the guideline minimum sum insured as of the date due proof of death is received by us.

The net death benefit after the final payment date if the Guaranteed Death Benefit Rider is in effect is:

o        the death benefit, minus

o        any outstanding loan, through the month in which the insured dies.

If the Guaranteed Death Benefit Rider is not in effect, then the death benefit after the final payment date is the guideline minimum sum insured as of the date due proof of death is received by us.

The net death benefit after the final payment date if the Guaranteed Death Benefit Rider is not in effect is:

o        the death benefit, minus

o any outstanding loan, through the month in which the insured dies, as well as any unpaid partial withdrawals, withdrawal transaction fees, and applicable surrender charges.

Guideline Minimum Sum Insured

The guideline minimum sum insured is a percentage of the contract value as set forth in Appendix A - Guideline Minimum Sum Insured. The guideline minimum sum insured is computed based on federal income tax law to help ensure that the contract qualifies as a life insurance contract and that the insurance proceeds generally will be excluded from the gross income of the beneficiary.

Benefit Payment Options

The net death benefit may be paid in a single sum or under one or more of the benefit payment options then offered by us. If the beneficiary chooses one of the benefit payment options, the lump sum net death benefit will be used to provide that payment option and the benefit payments will thereafter be paid from our general account and will not be affected by the investment experience of the separate account. These benefit payment options also are available at the maturity date or if the contract is surrendered. If no election is made, we will pay the net death benefit in a single sum.

PAYMENTS

The contracts are designed for a large single payment to be paid by you on or before the date of issue. The minimum initial payment is $10,000. The initial payment is used to determine the face amount. The face amount will be determined by treating the payment as equal to 100% of the guideline single premium except as provided below.

You also indicate the desired face amount on the application. If the payment exceeds 100% of the guideline single premium for the face amount, the application will be amended and a contract with a higher face amount will be issued. If the payment specified is less than 80% of the guideline single premium for the face amount, the application will be amended and a contract with a lower face amount will be issued. You must agree to any amendment to the application.

Under our underwriting rules, the face amount must be based on 100% of the guideline single premium to be eligible for simplified underwriting and to qualify for the Guaranteed Death Benefit Rider.

Payments are payable to us. Payments may be made by mail to our Variable Life Service Center or through our authorized representative. Any additional payment, after the initial payment, is credited to the sub-accounts or fixed account on the date of receipt at our Variable Life Service Center.

The contract limits your ability to make additional payments. You may not make any additional payments if they would cause total payments to exceed the maximum payment on the specifications pages of your contract. Additional payments may be accepted by us subject to our underwriting approval if the payment would increase the amount of the death benefit. No additional payment may be less than $10,000 without our consent except as necessary to keep a contract in force.

Total payments may not exceed the current maximum payment limits under Code
Section 7702. Where total payments would exceed the current maximum payment limits, we will only accept that part of a payment that will make total payments equal the maximum. We will return any part of a payment that is greater than that amount. However, we will accept a payment needed to prevent contract from lapsing during a contract year.

Allocation of Payments

In the application for your contract, you decide the initial allocation of the payment among the sub-accounts and the fixed account. You may allocate the payment to one or more of the sub-accounts and/or the fixed account. You may allocate a payment among up to all of the nineteen sub-accounts, plus the fixed account. The minimum amount that you may allocate to a sub-account or to the fixed account without our consent is 5.0% of the payment. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%.

You may change the allocation of any future payment by written request or telephone request. You and your registered representative have the privilege to make telephone requests, unless you elected not to have the privilege on the application. The telephone access privilege will automatically apply unless you inform us, in writing, that you do not want this option. The policy of the Company and its representatives and affiliates is that they will not be responsible for losses due to unauthorized or fraudulent instructions. We will use reasonable methods to confirm that instructions communicated by telephone are authorized and genuine. We require that callers on behalf of a contract owner identify themselves by name and identify the contract owner by name, date of birth and social security number. All telephone requests are tape recorded. You, as the owner, bear the risk for results of all transactions initiated through the telephone access privilege. An allocation change will take effect on the date of receipt of the notice at our Variable Life Service Center.

If mandated under applicable law, we may be required by the government to freeze access to the contract. This may require us to reject any payments, block your access to the contract value (i.e. disallow any request for transfers, partial withdrawals, surrenders), and withhold any death benefits payments until we receive instructions from the appropriate government regulator. The contract value in the sub-accounts will vary with investment experience and you bear this investment risk. Investment performance may also affect the death benefit. Review your allocations of contract value as market conditions and your financial planning needs change.


Contract Value

The contract value is the total value of your contract. It is the sum of:

o        the accumulation in the fixed account; plus

o        the accumulation value of your units in the sub-accounts.

There is no guaranteed minimum contract value. The contract value on any date depends on variables that cannot be predetermined.

Your contract value is affected by the:

o        amount of your payments;

o        interest credited in the fixed account;

o        investment performance of the sub-accounts you select;

o        partial withdrawals;

o        loans, loan repayments and loan interest paid or credited; and

o        charges and deductions under the contract.

Computing Contract Value

We compute the contract value on the date of issue and on each valuation date. On the date of issue, the contract value is:

o your payment plus any interest earned during the period it was allocated to the fixed account; minus

o        the monthly deductions due.

On each valuation date after the date of issue, the contract value is the sum of:

o        accumulations in the fixed account; plus

o        the sum of the products of:

-        the number of units in each sub-account; times

-        the value of a unit in each sub-account on the valuation date.


Valuation is determined as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually 4:00 p.m., Eastern Time), on each day the exchange is open. Valuation dates are Monday through Friday, except for certain holidays that the New York Stock Exchange is closed. These are Thanksgiving, Christmas, New Year's Day, Washington's Birthday, Good Friday, Martin Luther King, Jr. Day, Memorial Day, 4th of July, and Labor Day.


The Unit

We allocate each payment to the sub-accounts you selected. We credit allocations to the sub-accounts as units. Units are credited separately for each sub-account.

The number of units of each sub-account credited to the contract is the quotient of:

o        that part of the payment allocated to the sub-account; divided by

o the dollar value of a unit on the valuation date the payment is received at our Variable Life Service Center. For payments received before the end of the free-look period for your contract, however, different rules may apply.

The number of units will remain fixed unless changed by a split of unit value, transfer, transfer charge, loan, partial withdrawal or surrender. Also, monthly deductions taken from a sub-account will result in cancellation of units equal in value to the amount deducted.

The dollar value of a unit of a sub-account varies from valuation date to valuation date based on the investment experience of that sub-account. This investment experience reflects the investment performance, expenses and charges of the portfolio in which the sub-account invests. The value of each unit was set at $10.00 on the first valuation date of each sub-account, except that the value for the Money Market sub-account was set at $1.00.

The value of a unit on any valuation date is the product of:

o        the dollar value of the unit on the preceding valuation date; times

o        the net investment factor.

Net Investment Factor

The net investment factor measures the investment performance of a sub-account during the valuation period just ended. The net investment factor for each sub-account is the result of:

o the net asset value per share of the portfolio in which the sub-account is invested determined at the end of the current valuation period; plus

o the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the ex-dividend date occurs during the current valuation period; divided by

o the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period; minus

o the mortality and expense risk charge for each day in the valuation period at an annual rate of 0.80% of the daily net asset value of that sub-account.

The net investment factor may be more or less than one.

Surrender

You may surrender the contract and receive its surrender value. The surrender value is:

o        the contract value; minus

o        any outstanding loan and surrender charges.

We will compute the surrender value on the valuation date on which we receive your written request for surrender. We will deduct a surrender charge if you surrender the contract within nine full contract years of the date of issue. If you reinstate your contract, however, your surrender charges upon reinstatement will be the charges which applied on the date of default and contract years will be adjusted accordingly. The surrender value may be paid in a lump sum or under a benefit payment option then offered by us. We will normally pay the surrender value within seven days following our receipt of your written request. We may delay benefit payments under the circumstances described in OTHER CONTRACT PROVISIONS - Delay of Payments in the SAI.

On the surrender of a life insurance contract the excess of the sum of the surrender value received plus any outstanding loan at the time of surrender over the tax basis in the contract will be includible in gross income. The taxable amount of any loan under a modified endowment contract or MEC increases the tax basis of the contract.. In addition, if the contract is a MEC, a 10% federal tax penalty may apply to the taxable amount on the surrender if the contract owner is less than 59 1/2 years old at the time of the distribution. See Taxation of the Contracts for important information about surrenders.

Partial Withdrawal

You may withdraw part of the contract value on written request. Your written request must state the dollar amount you wish to receive. You may allocate the amount withdrawn among the sub-accounts and the fixed account. If you do not provide allocation instructions, we will make a pro rata allocation. Each partial withdrawal must be at least $1,000. We will not allow a partial withdrawal if it would reduce the contract value below $10,000. The face amount is reduced proportionately based on the ratio of the amount of the partial withdrawal plus withdrawal transaction fees and applicable surrender charges to the contract value on the date of withdrawal.

On a partial withdrawal from a sub-account, we will cancel the number of units equal in value to the amount withdrawn. The amount withdrawn will be the amount you requested plus the withdrawal transaction fee plus the applicable surrender charges. We will normally pay the partial withdrawal within seven days following our receipt of the written request. We may delay payment as described in OTHER CONTRACT PROVISIONS - Delay of Benefit Payments in the SAI.

If the contract is considered a modified endowment contract or MEC, a partial withdrawal will be includible in gross income on an income-out-first basis. Additionally, a 10% federal tax penalty may apply to the taxable portion of a partial withdrawal if the contract owner is less than 59 1/2 years old at the time of the distribution. See Taxation of the Contracts for important information about partial withdrawals.


CONTRACT LOANS


You may borrow money secured by your contract value, both during and after the first contract year. The total amount you may borrow is the loan value. The maximum loan value is 90% of the result of contract value less surrender charges. Contract value equal to the outstanding loan will earn monthly interest in the fixed account at an annual rate of at least 4.00%.


The minimum loan amount is $1,000. The maximum loan amount is the loan value minus any outstanding loan. We will usually pay the loan within seven days after we receive the written request. We may delay the payment of loans as stated in OTHER CONTRACT PROVISIONS - Delay of Payments in the SAI.

We will allocate the loan among the sub-accounts and the fixed account according to your instructions. If you do not make an allocation, we will make a pro rata allocation. We will transfer the portion of the contract value in each sub-account equal to the contract loan to the fixed account. We will not count this transfer as a transfer subject to the transfer charge.

Preferred Loan Option

Any portion of the outstanding loan that represents:

o    earnings in this contract;

o a loan from an exchanged life insurance policy that was carried over to this contract; or

o the available gain in the exchanged life insurance policy that was carried over to this contract may be treated as a preferred loan.

The available percentage of the gain carried over from an exchanged policy, less any policy loan carried over, which will be eligible for preferred loan treatment is as follows:

     ----------------------- ---------------------
     ----------------------        Unloaned
           Beginning            Gain Available
        of Contract Year
     ----------------------- ---------------------
     ----------------------- ---------------------
               1                      0%
     ----------------------- ---------------------
     ----------------------- ---------------------
               2                     10%
     ----------------------- ---------------------
     ----------------------- ---------------------
               3                     20%
     ----------------------- ---------------------
     ----------------------- ---------------------
               4                     30%
     ----------------------- ---------------------
     ----------------------- ---------------------
               5                     40%
     ----------------------- ---------------------
     ----------------------- ---------------------
               6                     50%
     ----------------------- ---------------------
     ----------------------- ---------------------
               7                     60%
     ----------------------- ---------------------
     ----------------------- ---------------------
               8                     70%
     ----------------------- ---------------------
     ----------------------- ---------------------
               9                     80%
     ----------------------- ---------------------
     ----------------------- ---------------------
               10                    90%
     ----------------------- ---------------------
     ----------------------- ---------------------
              11+                    100%
     ----------------------- ---------------------


The annual interest rate credited to the contract value securing a preferred loan will be at least 5.50%. Currently, we credit interest to the contract value securing a preferred loan at an annual effective interest rate of 6.00%.


For contracts issued subject to the jurisdiction of Connecticut, however:

o only the earnings in the contract are eligible for preferred loan treatment;

o        carryover loans are not permitted; and

o no portion of the gain carried over from an exchanged life insurance policy is eligible for preferred loan treatment.


Because the gain in the contract may increase or decrease over time, all or a portion of a loan may qualify as a preferred loan in one month while it may not qualify as a preferred loan in another month.

There is some uncertainty as to the tax treatment of preferred loans. Consult a qualified tax adviser and see Taxation of the Contracts.

Repayment of Outstanding Loan

You may repay any part of an outstanding loan at any time before the contract lapses and before the maturity date. We will allocate that part of the contract value in the fixed account that secured a repaid loan to the sub-accounts and fixed account according to your instructions. If you do not make a repayment allocation, we will allocate contract value according to your most recent payment allocation instructions. However, loan repayments allocated to the separate account cannot exceed that portion of the contract value previously transferred from the separate account to secure the outstanding loan.

If the outstanding loan exceeds the contract value less the surrender charge, the outstanding loan will be in default and the contract will enter a grace period. We will mail a notice of default and minimum required payment to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the contract will terminate with no value.

Effect of Contract Loans

Contract loans will affect the contract value and surrender value, and may permanently affect the death benefit. The effect could be favorable or unfavorable, depending on whether the investment performance of the sub-accounts is less than or greater than the interest credited to the contract value in the fixed account that secures the loan.

We will deduct any outstanding loan from the proceeds payable when the insured dies or from a surrender.

If the Guaranteed Death Benefit Rider is not in effect, the contract will be in default if, on the monthly processing date, the surrender value is insufficient to cover the monthly deductions due. Additionally, whether or not the Guaranteed Death Benefit Rider is in effect on the contract, if an outstanding loan exceeds the contract value less surrender charges, the outstanding loan will be in default. On the date of default, the contract enters the grace period and will terminate at the end of the grace period unless you make sufficient payments to us before the end of the grace period.

As a result, increases in the outstanding loan and/or decreases in the contract value may make it more likely that your contract will lapse. Assuming you do not make loan repayments, the outstanding loan will increase if you receive additional loan amounts from your contract. The outstanding loan amount will also increase if you do not pay loan interest due in cash. Monthly deductions reduce your contract value. Your contract value, net of outstanding loans, will also decrease if you take additional loans from your contract or if you take partial withdrawals from your contract. The contract value in a sub-account on the contract may decline based on the investment performance of the underlying portfolio.

In the event the contract lapses or is otherwise terminated while a loan is outstanding, the loan is foreclosed and this foreclosure will be treated as cash received from the contract for income tax purposes.

If the contract is considered a modified endowment contract, or MEC, a loan taken from the contract will be includible in gross income on an income-out-first basis. Additionally, a 10% federal tax penalty may apply to the taxable portion of a loan if the contract owner is less than 59 1/2 years old at the time of the distribution.

For a discussion of the federal tax considerations of contract loans, see FEDERAL TAX CONSIDERATIONS - Contract Loans.

CONTRACT TERMINATION AND
REINSTATEMENT

Contract Lapse and Termination

If the Guaranteed Death Benefit Rider is not in effect on your contract, the contract will be in default if, on a monthly processing date, the surrender value is less than the monthly deductions due. If the contract goes into default, you will have a 62-day grace period in which to pay required premium. If sufficient premium is not paid by the end of the grace period, the contract will terminate without value.

If the Guaranteed Death Benefit Rider is in effect on your contract, the contract will not lapse due to monthly deductions exceeding the surrender value on a monthly processing date. If the Guaranteed Death Benefit Rider is terminated, however, your contract may then lapse.

Additionally, whether or not the Guaranteed Death Benefit Rider is in effect on the contract, if the outstanding loan at any time exceeds the contract value minus the surrender charges, the outstanding loan will be in default. If the outstanding loan goes into default, you will have a 62-day grace period in which to pay back the excess outstanding loan. If you do not pay back the excess outstanding loan by the end of the grace period, the loan will be foreclosed and the contract will terminate without value.

If the Guaranteed Death Benefit Rider is in effect on the contract, the Guaranteed Death Benefit Rider will terminate if the loan is foreclosed. Once terminated, the Guaranteed Death Benefit Rider may not be reinstated. This rider may not be available in all jurisdictions and is not available in Massachusetts.

Reinstatement

A terminated contract may be reinstated within three years of the date of default and before:

o        the final payment date; or;

o the maturity date, if the default occurred because the outstanding loan exceeded the contract value less surrender charges.

In some jurisdictions, a time period other than three years may apply to the reinstatement provision.

The reinstatement takes effect on the monthly processing date following the date you submit to us:

o        written application for reinstatement;

o evidence of insurability showing that the insured is insurable according to our current underwriting rules;

o a payment that is large enough to cover the cost of all contract charges and deductions that were due and unpaid during the grace period;

o a payment that is large enough to keep the contract in force for three months; and

o a payment or reinstatement of any loan against the contract that existed at the end of the grace period.

Contracts which have been surrendered may not be reinstated. The Guaranteed Death Benefit Rider may not be reinstated.

Surrender Charge

For the purpose of measuring the surrender charge period, the contract will be reinstated as of the date of default. The surrender charge on the date of reinstatement is the surrender charge that would have been in effect on the date of default. The remaining period during which surrender charges apply, as well as the percentage charge applicable, will be adjusted accordingly.

Contract Value on Reinstatement

The contract value on the date of reinstatement is:

o the payment made to reinstate the contract and interest earned from the date the payment was received at our Variable Life Service Center; plus

o an amount equal to the contract value less any outstanding loan on the date of default; less

o        the monthly deductions due on the date of reinstatement.

You may reinstate any outstanding loan.


OTHER BENEFITS

You may add an optional insurance benefit to the contract by rider. The cost of optional insurance benefits, if any, becomes part of the monthly deductions. All riders may not be available in all jurisdictions, and the names of the riders may vary by jurisdiction.

Guaranteed Death Benefit Rider (SPVUL)

If the contract owner pays 100% of the guideline single premium for the contract, this rider will be added to the contract without additional charge. If the rider is in effect, the contract will not lapse through the final payment date, within limits. After the final payment date, if the rider is in effect and is not subsequently terminated, the rider provides that the death benefit after the final payment date is the greater of:

(a) the face amount as of the final payment date or

(b) the guideline minimum sum insured as of the date due proof of death is received by us.

The net death benefit under the rider after the final payment date is the death benefit reduced by the outstanding loan, if any, through the contract month in which the insured dies.

The rider may terminate under certain circumstances and, once terminated, may not be reinstated.

The Guaranteed Death Benefit Rider is not available in Massachusetts.

Option to Accelerate Death Benefits (Living Benefits Rider - SPVUL)

Subject to state law and approval, you may elect to add the Option to Accelerate Death Benefits, (Living Benefits Rider) to your contract. This rider is only available for contracts providing insurance coverage on a single life. The rider is not available on second-to-die contracts. There is no direct charge for this rider. The rider allows you to receive a portion of the net death benefit while the insured is alive, subject to the conditions of the rider. You may submit a written request to receive the living benefit under this rider if the contract is in force and a qualified physician certifies that the insured has an illness or physical condition which is likely to result in the insured's death within 12 months. You may receive the living benefit either in a single sum or in 12 equal payments. The option may only be exercised once under the contract.

The amount you may receive is based on the option amount. The option amount is the portion of the death benefit you elect to apply under the rider as an accelerated death benefit. The option amount must be at least $25,000 and may not exceed the smallest of:

o        one-half of the death benefit on the date the option is elected; or

o the amount that would reduce the face amount to our current minimum issue limit; or

o        $250,000.

The living benefit is the lump sum benefit under this rider and is the amount used to determine the monthly benefit under the rider. It is the actuarially calculated present value of the option amount adjusted to reflect the actuarial present value of lost future mortality charges and to reflect any outstanding loans. The methodology used in this calculation is on file with state departments of insurance, where required. Subject to state law, an expense charge of $150 will be deducted from the contract value if you exercise the option under this rider.

If you elect to exercise this option, your contract will be affected as follows:

o a portion of the outstanding loan will be deducted from the living benefit, while the remaining outstanding loan will continue in force;

o    the contract's death benefit will be decreased by the option amount; and

o the contract value will be reduced in the same proportion as the reduction in the death benefit.

The portion of the outstanding loan which will be deducted from the living benefit will equal the outstanding loan times the option amount divided by the death benefit. There will be no surrender charges assessed on the reduction in contract value.

If you elect to exercise this option, we will provide you with a written statement of the effect exercising this option will have on the values in your contract, including the effect on the outstanding loan amount, the death benefit, and the surrender value. We will not distribute the living benefit to you until you authorize the distribution after we have provided this written statement.

The rider is intended to provide a qualified accelerated death benefit that is excludable from gross income for federal income tax purposes. Whether any tax liability may be incurred, however, depends upon a number of factors. The rider may not be available in all jurisdictions.

Section 1035 Rider

This rider provides preferred loan rates to: (a) any outstanding loan carried over from an exchanged contract, the proceeds of which are applied to purchase the contract; and (b) a percentage of the gain under the exchanged contract, less the outstanding contract loans carried over to the contract, as of the date of exchange.

The Section 1035 Rider is not available on contracts issued subject to the jurisdiction of Connecticut.


CHARGES AND DEDUCTIONS

The following charges will apply to your contract under the circumstances described. Some of these charges apply until the final payment date. Other charges apply only if you choose certain options under the policy. The charges are for the services and benefits provided, costs and expenses incurred and risks assumed by us under or in connection with the contracts. Services and benefits provided by us include:

o        the death benefits, cash and loan benefits provided by the contract;

o        investment options, including payment allocations;

o        administration of various elective options under the contract; and

o        the distribution of various reports to contract owners.

Costs and expenses incurred by us include:

o        those associated with underwriting applications and riders;

o various overhead and other expenses associated with providing the services and benefits related to the contracts;

o        sales and marketing expenses; and

o other costs of doing business, such as federal, state and local taxes, premium taxes and other taxes and fees.

Some of the risks that we assume include the risks that insureds may live for a shorter period of time than estimated resulting in the payment of greater death benefits sooner than expected, and that the costs of providing the services and benefits under the policies will exceed the charges deducted.

Surrender Charge

The s surrender charge helps compensates us for various expenses, including distribution expenses such as commissions paid by us to broker-dealers for sales of the contract, advertising and the printing of prospectuses and sales literature.

--------------------------- ----------------------
      Contract Year           Surrender Charge
--------------------------- ----------------------
--------------------------- ----------------------
            1                        9%
--------------------------- ----------------------
--------------------------- ----------------------
            2                        8%
--------------------------- ----------------------
--------------------------- ----------------------
            3                        7%
--------------------------- ----------------------
--------------------------- ----------------------
            4                        6%
--------------------------- ----------------------
--------------------------- ----------------------
            5                        5%
--------------------------- ----------------------
--------------------------- ----------------------
            6                        4%
--------------------------- ----------------------
--------------------------- ----------------------
            7                        3%
--------------------------- ----------------------
--------------------------- ----------------------
            8                        2%
--------------------------- ----------------------
--------------------------- ----------------------
            9                        1%
--------------------------- ----------------------
--------------------------- ----------------------
           10+                       0%
--------------------------- ----------------------

The surrender charge applies for nine contract years and is assessed as a percentage of payments made to the contract (adjusted for payments previously withdrawn). See Reinstatement, however, for how surrender charges and applicable contract years are adjusted if a contract is reinstated. We impose the surrender charge only if, during its duration, you request a full surrender or you request a partial withdrawal in excess of the Free 10% Withdrawal Amount.

Partial Withdrawal Costs -- Surrender
Charges and Withdrawal Transaction
Fees

A surrender charge may be deducted from contract value due to partial withdrawal. However, in any contract year, you may withdraw, without a surrender charge, up to:

o        10% of the contract value; minus

o        the total of any prior free withdrawals in the same contract year.

This amount is called the Free 10% Withdrawal. The right to make the Free 10% Withdrawal is not cumulative from contract year to contract year. For example, if only 8% of contract value were withdrawn in the second contract year, the amount you could withdraw in future contract years would not be increased by the amount you did not withdraw in the second contract year.

We impose any applicable surrender charge on any withdrawal greater than the free 10% withdrawal.


Currently, we do not impose a withdrawal transaction fee for partial withdrawals. We reserve the right to impose a withdrawal transaction fee of 2.00% of the amount withdrawn, not to exceed $25.


Transfer Charges

The first 18 transfers in a contract year are free. After that, we may deduct a transfer charge not to exceed $25 from amounts transferred in that contract year. This charge reimburses us for the administrative costs of processing the transfer. We do not currently impose this charge.

If you apply for automatic transfers under the DCA or AAR option, the first automatic transfer for the elected option counts as one transfer. Each future automatic transfer for the elected option is without charge and does not reduce the remaining number of transfers that may be made without charge.

Each of the following transfers of contract value is free and does not count as one of the 18 free transfers in a contract year:

o        a conversion within the first 24 months from date of issue;

o    a transfer to the fixed account to secure a loan;

o    a transfer from the fixed account as a result of a loan repayment;

o a reallocation of value in the Money Market sub-account as described above under THE CONRACT - Applying for a Contract; and,

o    a transfer made because of a material change in investment policy.

Option to Accelerate Death Benefits
(Living Benefits Rider-SPVUL) Charge

If the option to Accelerate Death Benefits (Living Benefits Rider-SPVUL) is in effect on your contract and you receive an Accelerated Death Benefit payment, we will deduct an administrative fee of $150 from each payment you receive.

This fee is designed to help us recover our expenses associated with gathering, reviewing, and evaluating the information necessary to approve your request, as well as our expenses associated with processing the payment.

Mortality and Expense Risk Charge

We impose a daily charge at an annual rate of 0.80% of the average daily net asset value of each sub-account. This charge compensates us for assuming mortality and expense risks for variable interests in the contracts.

The mortality risk we assume is that insureds may live for a shorter time than anticipated. If this happens, we will pay more net death benefits than anticipated. The expense risk we assume is that the expenses incurred in issuing and administering the contracts will exceed those compensated by the administration charges in the contracts.

Monthly Deductions

On the monthly processing date, we will deduct an amount to cover charges and expenses incurred in connection with the contract. No monthly deductions will be taken after the final payment date or, for the distribution fee and the tax charge, after the end of the tenth contract year. This monthly deduction will be deducted by subtracting values from the fixed account accumulation value and/or canceling units from each applicable sub-account in the ratio that the portion of the contract value in the sub-account or fixed account (not including the portion securing a contract loan) bears to the contract value. The amount of the monthly deduction will vary from month to month. If the contract value is not sufficient to cover the monthly deduction which is due, the contract may lapse.

The monthly deduction is a set of charges we assess for various expenses related to the issuance of a contract, the cost of life insurance, the cost of any optional benefits and administrative expenses. We may realize a profit from the monthly deduction.

The monthly deduction is comprised of the following charges:

Administration Charge: We impose a monthly charge at an annual rate of 0.30% of the contract value. This charge is to reimburse us for administrative expenses incurred in the administration of the contract.

Monthly Insurance Protection Charge: Immediately after the contract is issued, the death benefit will be greater than the payment. While the contract is in force, the death benefit generally will be greater than the payments. To enable us to pay this excess of the death benefit over the contract value, a monthly cost of insurance charge is deducted.

The current monthly insurance protection charge varies by the smoker or non-smoker status of the insured (or of each joint insured on a second-to-die contract); whether the contract is a single life contract or a second-to-die contract; whether the contract was approved subject to simplified underwriting criteria or full underwriting criteria; adjustments for any extra ratings; and how long the contract has been in-force. Extra ratings are additional charges assessed on contracts issued using full underwriting criteria insuring individuals considered to have higher mortality risks based on our underwriting standards and guidelines. Current monthly insurance protection charges are calculated as a percentage of the contract value on the monthly processing date.

Under no circumstances, however, will the current deduction exceed the guaranteed maximum insurance protection rates set forth in the contract.

The guaranteed monthly insurance protection rates vary by the age at issue of the insured (or, on a second-to-die contract, the age at issue of each of the joint insureds); the gender of the insured on a single life contract (unless unisex rates apply); the underwriting class approved for the insured or, on a second-to-die contract, the underwriting class approved for each of the joint insureds; including the smoker or non-smoker status; any adjustments for extra ratings on contracts approved based on full underwriting criteria; whether the contract is a single life or a second-to-die contract; and how long the contract has been in-force. Extra ratings are additional charges assessed on contracts insuring individuals considered to have higher mortality risks based on our underwriting standards and guidelines. These guaranteed rates are based on the Commissioners 1980 Standard Ordinary Mortality Tables (age last birthday), tobacco user or non-tobacco user, and the insured's gender (Mortality Table B for unisex contracts and Mortality Table D for second-to-die contracts) and age. There are appropriate adjustments in the rates for extra ratings. The tables used for this purpose set forth different mortality estimates for males and females and for tobacco user and non-tobacco user. Any change in the insurance protection rates will apply to all insureds of the same age, gender and underwriting class whose contracts have been in force for the same period.

The underwriting class of an insured will affect the insurance protection rate. In addition, the current monthly insurance protection rate (but not the guaranteed rate) will be affected by whether the policy was issued under our simplified underwriting criteria or our full underwriting criteria. We charge higher current monthly insurance protection rates for individuals within the same underwriting class if the contract was issued subject to simplified underwriting criteria compared to individuals insured under a contract that was issued subject to full underwriting criteria.



Distribution Fee: During the first ten contract years, we make a monthly deduction to compensate us for a portion of the sales expenses which are incurred by us with respect to the contracts. This charge is equal to an annual rate of 0.40% of the contract value.

Tax Charge: During the first ten contract years, we make a monthly deduction to partially compensate us for state and local premium taxes, and federal income tax treatment of deferred acquisition costs. This charge is equal to an annual rate of 0.20% of contract value. Premium tax rates vary from state to state and are a percentage of payments made by contract owners to us. Premium tax rates in the fifty states and the District of Columbia vary and are subject to change. Premium tax rates currently range up to 3.5% of premium. We are subject to retaliatory tax in some states. Typically, we pay premium tax or retaliatory tax in all jurisdictions, but the tax charge will be deducted, even if we are not subject to premium or retaliatory tax in a state.

Monthly Deduction for In-Force Riders Charges: Any charges for riders are deducted monthly. Currently we do not impose any charges for riders available under the contract.


Net Loan Interest Charge

The net loan interest charge is the difference between the loan interest rate charged and the rate at which we credit interest with respect to the outstanding loan. While a contract loan is outstanding, interest accrues daily at the annual rate of 6.00% on the amount of the outstanding loan. Interest is due and payable in arrears at the end of each contract year or for as short a period as the loan may exist. Interest not paid in cash when due will be added to the outstanding loan by transferring the portion of the contract value equal to the interest due to the fixed account. The interest due will bear interest at the same rate. Interest is earned with respect to regular loans at an annual effective rate of 4.00% on a guaranteed and current basis. Interest is earned with respect to preferred loans at an annual effective rate of 5.50% on a guaranteed basis and at an annual effective rate of 6.00% on a current basis. As a result, the net loan interest charges for regular loans are 2.00% (6.00% minus 4.00%) on both a guaranteed basis and a current basis. The net loan interest charges for preferred loans are 0.50% (6.00% minus 5.50%) on a guaranteed basis and 0.00% (6.00% minus 6.00%) on a current basis.



Portfolio Expenses

The value of the units of the sub-accounts will reflect the investment advisory fee and other expenses of the portfolios whose shares the sub-accounts purchase. The prospectuses and statements of additional information of the portfolios contain more information concerning the fees and expenses.

Possible Tax Charge

No charges are currently made against the sub-accounts for federal or state income taxes. Should income taxes be imposed, we may make deductions from the sub-accounts to pay the taxes. See Taxation of the Contracts.


FEDERAL TAX CONSIDERATIONS

The following is a summary of federal tax considerations for U.S. persons based on our understanding of the present federal income tax laws as they are currently interpreted. Legislation may be proposed which, if passed, could adversely and possibly retroactively affect the taxation of the contracts. This summary is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. We do not address tax provisions that may apply if the contract owner is a corporation. You should consult a qualified tax adviser to apply the law to your circumstances.

Transamerica Occidental Life Insurance Company and the Separate Account

Transamerica is taxed as a life insurance company under Subchapter L of the Code. We do not currently charge for any income tax on the earnings or realized capital gains in the Separate Account. A charge may apply in the future for any federal income taxes we incur. The charge may become necessary, for example, if there is a change in our tax status. Any charge would be designed to cover the federal income taxes on the investment results of the separate account.

Under current laws, we may incur state and local taxes besides premium taxes. These taxes are not currently significant. If there is a material change in these taxes affecting the separate account, we may charge for such taxes.

Taxation of the Contracts

We believe that the policies described in this prospectus are life insurance contracts under Code Section 7702. Section 7702 defines a life insurance contract for federal income tax purposes and places limits on amounts payable into contracts and on the relationship of the accumulation value to the death benefit. As life insurance contracts, the death benefits of the contracts are generally excludable from the gross income of the beneficiaries. In the absence of any guidance from the Internal Revenue Service, or IRS, on the issue, we believe that providing an amount at risk after age 99 in the manner provided at age 99 should be sufficient to maintain the excludability of the death benefit after age 99. However, this lack of specific IRS guidance makes the tax treatment of the death benefit after age 99 uncertain. Also, any increase in contract value should not be taxable until received by you or your designee, unless the contract is a modified endowment contract.

Federal tax law requires that the investment of each sub-account funding the contracts is adequately diversified according to Treasury regulations. We believe that the portfolios currently meet the Treasury's diversification requirements. We will monitor continued compliance with these requirements.

The Treasury Department has announced that previous regulations on diversification do not provide guidance concerning the extent to which contract owners may direct their investment assets to divisions of a separate investment account without being treated as the owner of such assets who is taxed directly on the income from such assets. Regulations may provide such guidance in the future. We may, to the extent permissible under applicable laws, regulations and/or the provisions of the contract, make necessary and appropriate modifications to the contract, or to our administrative rules, to prevent a contract owner from being treated as the owner of any assets of the separate account and from being taxed directly on the income of such assets.

A surrender, partial withdrawal, distribution, payment at maturity date, change in the face amount, lapse with contract loan outstanding, or assignment of the contract may have tax consequences. Whether or not the contract is a MEC, a distribution of cash within the first fifteen years required under Code Section 7702 because of a reduction of benefits under the contract may be taxable to the contract owner as ordinary income. Federal, state and local income, estate, inheritance, and other tax consequences of ownership or receipt of contract proceeds depend on the circumstances of each insured, contract owner or beneficiary.

A life insurance contract is treated as a modified endowment contract, or MEC, if it otherwise meets the definition of life insurance under Code Section 7702 but either fails the "7-pay test" of Code Section 7702A or is received in exchange for a MEC. It is expected that most of the contracts will be MECs, except where a contract is issued as part of an exchange under Code Section 1035. Under Code Section 1035, an exchange of:

(1)  a life insurance contract entered into before June 21, 1988; or,

(2) a life insurance contract that is not itself a MEC will not cause the contract to be treated as a MEC provided no additional payments are made to the contract and there is no increase in the death benefit as a result of the exchange.

Withholding

If all or part of a distribution from the contract is includible in gross income, the Code requires us to withhold federal income tax unless the contract owner elects, in writing, not to have tax withholding apply. The federal income tax withholding rate is generally 10% of the taxable amount of the distribution. Withholding applies only if the taxable amount of all distributions are at least $200 during a taxable year. Some states also require withholding for state income taxes.

The payment of death benefits is generally non-taxable and not subject to withholding.

If payments are delivered to foreign countries, however, the tax withholding rate will generally be 10% unless you certify to us that you are not a U.S. person residing abroad or a "tax avoidance expatriate" as defined in Code
Section 877. Such certification may result in withholding of federal income taxes at a different rate.

Taxable payments or distributions to non-resident aliens under the contract are generally subject to tax withholding at a 30% rate unless the rate is reduced or eliminated by an international tax treaty with the United States. The payment of death benefits is generally non-taxable and not subject to withholding.

Contract Loans

Loans under contracts that are MECs are considered taxable distributions to the extent of any income in the contract. We believe that loans received under a contract that is not a MEC will be treated as an indebtedness of the contract owner for federal income tax purposes. Under current law, these loans will not constitute income for the contract owner while the contract is in force.

Interest Disallowance

Interest on contract loans is generally nondeductible. You should consult your tax adviser on how the rules governing the non-deductibility of interest would apply in your individual situation.

Modified Endowment Contracts

Special rules described below apply to the tax treatment of loans and other distributions under any life insurance contract that is classified as a modified endowment contract, or MEC. A MEC is a life insurance contract that either fails the 7-pay test or is received in exchange for a MEC. In general, a contract will fail this 7-pay test if at any time during the first seven contract years or during any subsequent 7-year test period resulting from a material change in the contract, the cumulative payments made to the contract, less any non-taxable withdrawals, exceed the sum of the net level premiums which would have been paid up to such time if the contract had provided for paid-up future benefits after the payment of 7 level annual premiums. Payment of the single premium for this contract at the time it is issued will generally cause the contract to fail the 7-pay test. If the single premium is made pursuant to a Section 1035 exchange from a policy that itself is not a MEC, however, that single premium will not in itself cause the contract to fail the 7-pay test. Additional premiums paid into such contract at issue or within the first seven contract years after the exchange could cause such contract to then fail the 7-pay test. Certain policy changes will be treated as Section 1035 exchanges. If to comply with this 7-pay test limit any payment amount is refunded with applicable interest no later than 60 days after the end of the contract year in which it is received, such refunded amount, excluding interest, will reduce the cumulative amount of payment that is compared against such 7-pay test limit.

If there is any reduction in the contract's benefits during a 7-pay test period, the 7-pay test limit will be recalculated and the contract will be retested retroactively from the start of such period by taking into account such reduced benefit level from such starting date. Generally, any material change in the contract may be treated as producing a new contract for 7-pay test purposes, requiring the start of a new 7-pay test period as of the date of such change.

Distributions Under Modified Endowment
Contracts.

The amount of partial withdrawals, whether or not subject to surrender charges, loans, and other distributions made before the insured's death under a MEC, or the assignment or pledge of any portion of the value of a MEC, are considered distributions from a MEC. Distributions are includible in gross income to the extent of any income in the contract on an income-out-first basis. A distribution is treated as allocable first to the income in the contract and then to a tax-free recovery of the contract's investment in the contract, or tax basis. If the contract is part of a collateral assignment split dollar arrangement, increases in surrender value may be distributions and taxable. Generally, a contract's tax basis is equal to its total premiums less amounts recovered tax-free. To the extent that the contract's cash value (ignoring surrender penalties except upon a full surrender) exceeds its tax basis, such excess constitutes its income in the contract. However, where more than one MEC has been issued to the same contract owner by the same insurer, or an affiliate, during a calendar year, all such MEC's are aggregated for purposes of determining the amount of a distribution from any such MEC that is includible in gross income.

In addition, any distribution from a MEC which is includible in gross income is subject to a 10% penalty tax on premature distributions, unless the taxpayer has attained age 59 1/2 or is disabled or the payment is part of a series of substantially equal periodic payments for a qualifying lifetime period.

Under Code Section 7702A(d) the MEC distribution rules apply not only to:

o all distributions made during the contract year in which the contract fails the 7-pay test, and during subsequent years; but also to

o any distributions made in anticipation of such failure, which is deemed to include any distributions made during the two years prior to such failure.

The Treasury Department has not yet issued regulations or other guidance indicating what other distributions can be treated as made in anticipation of such a failure or how (that is, as of what date) income in the contract should be determined for purposes of any distribution that is deemed to be made in anticipation of a failure.

Split Dollar Arrangements

You may enter into a split dollar arrangement with another owner or another person(s) whereby the payment of premiums and the right to receive the benefits under the contract (i.e., cash surrender value of insurance proceeds) are split between the parties. There are different ways of allocating these rights.

For example, an employer and employee might agree that under a contract on the life of the employee, the employer will pay the premiums and will have the right to receive the cash surrender value. The employee may designate the beneficiary to receive any insurance proceeds in excess of the cash surrender value. If the employee dies while such an arrangement is in effect, the employer would receive from the insurance proceeds the amount that he would have been entitled to receive upon surrender of the contract and the employee's beneficiary would receive the balance of the proceeds.

No transfer of contract rights pursuant to a split dollar arrangement will be binding on us unless in writing and received by us at our office. Split dollar arrangements may have tax consequences. You should consult a tax advisor before entering into a split dollar arrangement.

On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act"). The Act prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans of publicly-traded companies is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing contract, or the purchase of a new contract, in connection with a split-dollar life insurance arrangement should consult legal counsel.

In addition, the IRS recently issued guidance that affects the tax treatment of split-dollar arrangements and the Treasury Department recently issued proposed regulations that, if finalized, would significantly affect the tax treatment of such arrangements. The IRS guidance and the proposed regulations affect all split dollar arrangements, not just those involving publicly-traded companies. Consult your qualified tax advisor with respect to the effect of this current and proposed guidance on your split dollar contract.

DISTRIBUTION

We pay sales commissions to broker-dealers for sales of the policies by life insurance agents who are registered representatives affiliated with those broker-dealers and who are appointed with us to sell variable universal life insurance policies. Other payments may be made by us to broker-dealers for other services related to the sale of the contract. These other payments may include commissions for wholesaling of contracts or bonuses based on sales of contracts or for other services related to the sales of contracts. Commissions paid on the contract, including other incentives or payments, are not directly charged to the contract owners or the separate account.

We have entered into a distribution agreement with Transamerica Securities Sales Corporation, or TSSC, for the distribution and sale of the contract. TSSC is affiliated with us. TSSC may sell the contract by entering into selling agreements with other broker-dealers who, in turn, may sell the contract through their sales representatives.

See Sales of Contract in the statement of additional information for more information concerning compensation paid for the sale of the contract.


LEGAL PROCEEDINGS

Transamerica Occidental Life Insurance Company ("TOLIC"), like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time, it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on TSSC's ability to perform under its principal underwriting agreement, or on TOLIC.


FURTHER INFORMATION

We have filed a registration statement under the Securities Act of 1933 for this offering with the SEC. Under SEC rules and regulations, we have omitted from this prospectus parts of the registration statement and amendments. Statements contained in this prospectus are summaries of the contract and other legal documents. The complete documents and omitted information may be obtained from the SEC's principal office in Washington, D.C., on payment of the SEC's prescribed fees.

Statement of Additional Information (SAI)

The SAI contains the financial statements of the sub-accounts of the separate account and TOLIC.. The SAI and additional statements of TOLIC's income and changes in stockholder equity are available upon request.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITONAL INFORMATION

TRANSAMERICA, THE FIXED ACCOUNT, AND THE SEPARATE ACCOUNT
         Transamerica Occidental Life Insurance Company
         The Fixed Account
         The Separate Account
SERVICES
         Independent Public Auditor
OTHER CONTRACT PROVISIONS
         Delay of Payment
         Limit on Right to Challenge the Contract
         Misstatement of Age or Sex in the Application
         Suicide
SETTLEMENT OPTIONS
         Benefit Payment Option
         General
REPORTS
SALES OF CONTRACT
         Principal Underwriter
         Sales Compensation
PERFORMANCE INFORMATION
         Calculation of Average Annual Returns
         Sub-Account Average Annual Total Returns
         Money Market Portfolio Yields
         Yields for Money Market Portfolios
         Other Performance Information
ILLUSTRATIONS OF DEATH BENEFIT, CONTRACT VALUES ACCUMULATED PAYMENTS Assumptions
         Deductions for Charges Expenses of the Portfolios Net Annual Rates of Investments Illustration using Single Life Current Policy Charges Illustrations using Single Life Guaranteed Policy Charges Illustrations using Second-to-Die Current Policy Charges Illustrations using Second-to-Die Guaranteed Policy Charges
INDEPENDENT AUDITORS
FINANCIAL STATEMENTS

APPENDIX A

DEFINITIONS

Age: how old the insured is on his or her last birthday before the date of issue and, subsequently, the contract anniversary. However, for benefit payment options, age is based on the age nearest birthday of the designated individual.

Attained Age: the insured's age as of the insured's last birthday at the start of the contract year. Attained age is used in the calculation of the guideline minimum sum insured.

Beneficiary: the person or persons you name to receive the net death benefit when the insured dies.

Contract Owner: the person who may exercise all rights under the contract, with the consent of any irrevocable beneficiary. You and your refer to the contract owner in this prospectus.

Contract Value: the total value of your contract. It is the sum of the:

o    value of the units of the sub-accounts credited to your contract; plus

o accumulation in the fixed account credited to your contract (includes outstanding loans).

Date of Default: the first day of the grace period.

Date of Issue:  the date the  contract  was  issued.  It is used to measure  the
monthly   processing  date,   contract  months,   contract  years  and  contract
anniversaries.

Death Benefit: the amount payable when the insured dies before the maturity date, before deductions for any outstanding loan and due and unpaid partial withdrawals, withdrawal transaction fees, applicable surrender charges, and monthly deductions.

Evidence of Insurability: information, including medical information, that we use to decide whether to issue the requested coverage, to determine the underwriting class for the person insured, or to determine whether the contract may be reinstated.

Face Amount: the amount of insurance coverage. The initial face amount is shown in your contract.

Final Payment Date: the contract anniversary coinciding with or immediately following the insured's 100th birthday. For a Second-to-Die contract, the final payment date is the contract anniversary coinciding with or immediately following the younger insured's 100th birthday. No payments are permitted by you after this date. No monthly deduction (including insurance protection charges) will be deducted from the contract value after this date. Generally, the net death benefit after this date will equal the guideline minimum sum insured minus any outstanding loan, except as otherwise provided in a Guaranteed Death Benefit Rider, if attached to the contract.

Fixed Account: an account that is a part of the general account and that guarantees a fixed interest rate.

Foreclosure: the reclassification of an outstanding loan at the end of the grace period if: (a) the contract lapses with an outstanding loan, and the contract is subsequently terminated at the end of the grace period; or (b) the outstanding loan is in default and the excess outstanding loan is not paid back by the end of the grace period, resulting in the termination of the contract.

General Account: all our assets other than those held in separate investment accounts.

Grace Period: the 62-day period starting on: (a) the monthly processing date on which the surrender value is less than the monthly deductions due and the contract lapses; or (b) the date on which the outstanding loan exceeds the contract value less surrender charges.

Guideline Minimum Sum Insured: the minimum death benefit required to qualify the contract as a life insurance contract under federal tax laws. The guideline minimum sum insured is the product of:

o        the contract value times

o        a percentage based on the insured's attained age.

Insurance Protection Amount: the death benefit less the contract value.

Insured: the person or persons insured under the contract. If more than one person is insured, all provisions of the contract that are based on the death of the insured will be based on the date of death of the last surviving insured.

Internal Revenue Code or Code: the Internal Revenue Code of 1986, as amended, and its rules and regulations.

Loan Value: the maximum amount you may borrow under the contract.

Maturity Date: the contract anniversary coinciding with or immediately following the insured's 115th birthday. If two persons are insured, the maturity date is the contract anniversary coinciding with or immediately following the younger insured's 115th birthday.

Monthly Insurance Protection Charge: the amount of money we deduct from the contract value each month to pay for the insurance protection amount.

Monthly Processing Date: the date, shown in your contract, on which monthly deductions are deducted.

Net Death Benefit: on or before the final payment date:

o        the death benefit; minus

o any outstanding loan, monthly deductions due and unpaid through the contract month in which the insured dies, as well as any due and unpaid partial withdrawals, withdrawal transaction fees and applicable surrender charges.

After the final payment date, if the Guaranteed Death Benefit Rider is not in effect, the net death benefit is:

o        the guideline minimum sum insured; minus

o any outstanding loan through the contract month in which the insured dies, as well as any due and unpaid partial withdrawals, withdrawal transaction fees and applicable surrender charges.

If the Guaranteed Death Benefit Rider is in effect after the final payment date, the net death benefit will be the greater of:

o    the face amount as of the final payment date, or

o the guideline minimum sum insured as of the date we receive due proof of death reduced by any outstanding loan through the contract month in which the insured dies.

Outstanding Loan: all unpaid contract loans plus loan interest due or accrued.

Portfolio:   a  mutual  fund  investment  portfolio  in  which  a  corresponding sub-account invests.

Pro rata Allocation: an allocation among the fixed account and the sub-accounts in the same proportion that, on the date of allocation, the portion of the contract value in the fixed account and the portion of the contract value in each sub-account bear to the total contract value net of any outstanding loans.

Second-to-Die: the contract may be issued as a joint survivorship
(second-to-die) contract. Life insurance coverage is provided for two insureds, with death benefits payable at the death of the last surviving insured.

Separate Account: Transamerica Occidental Life Separate Account VUL-2 of Transamerica Occidental Life Insurance Company, one of our separate investment accounts.

Sub-Account: a subdivision of the separate account investing exclusively in the shares of a portfolio.

Surrender Value: the contract value less any outstanding loan and surrender charges. The surrender value is the amount payable on a full surrender.

Transamerica: Transamerica Occidental Life Insurance Company. We, our, us, Company and Transamerica refer to Transamerica Occidental Life Insurance Company in this prospectus.

Underwriting Class: the insurance risk classification that we assign the insured based on the information in the application and other evidence of insurability we consider. The insured's underwriting class will affect the monthly insurance protection charge.

Unit: a measure of your interest in a sub-account.

Valuation Date: any day on which the net asset value of the shares of any portfolio and unit values of any sub-accounts are computed. Valuation dates currently occur on:

o        each day the New York Stock Exchange is open for trading; and

o other days, such as those other than a day during which no payment, partial withdrawal or surrender of a contract was received, when there is a sufficient degree of trading in a portfolio's securities so that the current net asset value of the sub-account may be materially affected.

Valuation Period: the interval between two consecutive valuation dates.

Variable Life Service Center: our office at 440 Lincoln Street, Worcester, Massachusetts 01653.

o Our mailing address for all written requests and other correspondence is:

                 Transamerica Occidental Life Insurance Company
                          Variable Life Service Center
                                  P.O. Box 8990
                        Boston, Massachusetts 02266-8990

o        Our address for express mail packages is:

                 Transamerica Occidental Life Insurance Company
                          Variable Life Service Center
                                 66 Brooks Drive
                                   Suite 8990
                         Braintree, Massachusetts 02184

o        Our customer service telephone number is:
                                 (800) 782-8315.

Written Request: your request in writing, satisfactory to us, received at our Variable Life Service Center.

APPENDIX B

GUIDELINE MINIMUM SUM INSURED TABLE

The guideline minimum sum insured is a percentage of the contract value as set forth below. The percentages in the table are at least equal to the minimum percentages required by federal income tax regulations.


                 Guideline Minimum Sum Insured Table

                     Attained Age            Percentage            Attained Age           Percentage
                     ------------            ----------            ------------           ----------
                      40 or less                265%                    64                   137%
                          41                    258%                    65                   135%
                          42                    251%                    66                   134%
                          43                    244%                    67                   133%
                          44                    237%                    68                   132%
                          45                    230%                    69                   131%
                          46                    224%                    70                   130%
                          47                    218%                    71                   128%
                          48                    212%                    72                   126%
                          49                    206%                    73                   124%
                          50                    200%                    74                   122%
                          51                    193%                   75-85                 120%
                          52                    186%                    86                   118%
                          53                    179%                    87                   116%
                          54                    172%                    88                   114%
                          55                    165%                    89                   112%
                          56                    161%                    90                   110%
                          57                    157%                    91                   108%
                          58                    153%                    92                   106%
                          59                    149%                   93-95                 105%
                          60                    145%                    96                   104%
                          61                    143%                    97                   103%
                          62                    141%                    98                   102%
                          63                    139%                  99-115                 101%

The guideline minimum sum insured percentage for contracts issued subject to the jurisdiction of Florida is 100% (rather than 101%) for attained ages 100-115.

Example of the effect of the Guideline Minimum Sum Insured on the death benefit. .. In this example, assume that the insured is under the age of 40, and that there is no outstanding loan. A contract with a $100,000 face amount will have a death benefit of at least $100,000. However, because the death benefit must be equal to or greater than 265% of contract value, if the contract value exceeds $37,736 the death benefit will exceed the $100,000 face amount. In this example, each dollar of contract value above $37,736 will increase the death benefit by $2.65. For example, a contract with a contract value of $50,000 will have a guideline minimum sum insured of $132,500 ($50,000 X 2.65); contract value of $60,000 will produce a guideline minimum sum insured of $159,000 ($60,000 X 2.65); and contract value of $75,000 will produce a guideline minimum sum insured of $198,750 ($75,000 X 2.65).

Similarly, if the contract value exceeds $37,736, each dollar taken out of the contract value will reduce the death benefit by $2.65. If, for example, the contract value is reduced from $60,000 to $50,000 because of partial withdrawals, charges or negative investment performance, the death benefit will be reduced from $159,000 to $132,500. If, however, the contract value multiplied by the applicable percentage from the table, above is less than the face amount, the death benefit will equal the face amount.

The applicable percentage becomes lower as the insured's age increases. If the insured's age in the above example were, for example, 50, rather than between zero and 40, the applicable percentage would be 200%. The death benefit would not exceed the $100,000 face amount unless the contract value exceeded $50,000, rather than $37,736, and each dollar then added to or taken from contract value would change the death benefit by $2.00.

ADDITIONAL INFORMATION


Statement of Additional Information

You may get more information about this contract (including more information about compensation paid for the sale of the contract) at no charge by requesting a statement of additional information (SAI). The SAI is dated May 1, 2003 and was filed with the Securities and Exchange Commission (SEC). It is incorporated by reference as part of the prospectus. To learn more about the contract, you should read the SAI. The table of contents of the SAI is included near the end of the prospectus.

Personalized Illustrations of Contract Benefits

You may obtain a personalized illustration from your registered representative. The illustration shows how the contract would perform based on certain assumptions. Illustrations are intended to assist you in understanding how the contract works, not to predict actual performance. The illustration and supplemental reports provide the charges, fees, and expenses that would apply for the contract based on the assumptions used in the illustration. The illustrations will reflect the arithmetic average portfolio expenses for 2002 and are not a representation or guarantee of investment returns or contract value.You may obtain an illustration from your registered representative at the time you apply for the contract.

You may also ask for a personalized illustrations after your contract has been issued from your registered representative. Such illustrations may assist you in determining any adjustments you may wish to make in order to meet your insurance objectives under the contract. There is no charge for the first illustration in each contract year. We may charge up to $25 for each additional illustration in each contract year. We are currently waiving this charge.

Contact Us

To order a free copy of the SAI, please contact your registered representative, or our office at:

         Transamerica Occidental Life Insurance Company
         Variable Life Service Center
         P.O. Box 8990 Boston, Massachusetts 02266-8990

         Telephone: (800) 782-8315

Contact the SEC

More information about the contract (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, please call the SEC at 202-942-8090. You may also obtain copies of reports and other information about the contract on the SEC's Website at http://www.sec.gov. You may order copies of this information by sending a request with a fee for duplication to the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You will need to reference our SEC file number, listed below.




Investment Company Act of 1940 [811-08997]



--------

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2003


                             TRANSAMERICA LINEAGE(R)
           A Modified Single Payment Variable Life Insurance Contract

                      Issued Through Separate Account VUL-2

                                       of

                 Transamerica Occidental Life Insurance Company
                              4333 Edgewood Rd, NE
                             Cedar Rapids, IA 53499



This Statement of Additional Information ("SAI") expands upon subjects discussed in the current prospectus for the Transamerica Lineage VUL flexible premium variable universal life ("VUL") insurance contract ("contract") offered by Transamerica Occidental Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2003 by:

o    calling (800) 782-8315; or

o writing to our administrative office at Transamerica Occidental Life Insurance Company, Variable Life Service Center;, P.O. Box 8990; Boston, Massachusetts 02266-8990.

The prospectus sets forth information that a prospective investor should know before investing in a contract. Terms used in this SAI have the same meanings as in the prospectus for the contract.

This SAI is not a prospectus and should be read only in conjunction with the prospectus for the Transamerica Lineage VUL contract.


                                Table of Contents

TRANSAMERICA, THE FIXED ACCOUNT, AND THE SEPARATE ACCOUNT.........................................................3
         Transamerica Occidental Life Insurance Company...........................................................3
         The Fixed Account........................................................................................3
         The Separate Account.....................................................................................3
SERVICES 3
         Independent Public Auditor............................................................................3
OTHER CONTRACT PROVISIONS.........................................................................................4
         Assignment...............................................................................................4
         Delay of Payment.........................................................................................4
         Limit on Right to Challenge the Contract ................................................................4
         Misstatement of Age or Sex in the Application............................................................4
         Suicide..................................................................................................4
SETTLEMENT OPTIONS................................................................................................5
         Benefit Payment Option...................................................................................5
         General..................................................................................................5
REPORTS  6
SALES OF CONTRACT.................................................................................................6
         Principal Underwriter....................................................................................6
         Sales Compensation.......................................................................................6
PERFORMANCE INFORMATION...........................................................................................7
         Calculation of Average Annual Returns....................................................................7
         Sub-Account Average Annual Total Returns.................................................................8
         Money Market Portfolio Yields............................................................................9
         Yields for Money Market Portfolios.......................................................................9
         Other Performance Information............................................................................9
ILLUSTRATIONS OF DEATH BENEFIT, CONTRACT VALUES ACCUMULATED PAYMENTS.............................................10
         Assumptions.............................................................................................10
         Deductions for Charges..................................................................................11
         Expenses of the Portfolios..............................................................................11
         Net Annual Rates of Investments.........................................................................11
         Illustration using Single Life Current Policy Charges...................................................12
         Illustrations using Single Life Guaranteed Policy Charges...............................................13
         Illustrations using Second-to-Die Current Policy Charges................................................14
         Illustrations using Second-to-Die Guaranteed Policy Charges.............................................15
INDEPENDENT AUDITORS.....................................................................16
FINACIAL STATEMENTS.....................................................................16

TRANSAMERICA, THE FIXED ACCOUNT, AND THE SEPARATE ACCOUNT

Transamerica Occidental Life Insurance Company

Transamerica Occidental Life Insurance Company, or Transamerica, is an Iowa stock life insurance company originally incorporated under the laws of the State of California on June 30, 1906. Transamerica is principally engaged in the sale of life insurance and annuity policies.

Transamerica Corporation, a subsidiary of AEGON N.V., indirectly owns Transamerica Occidental Life Insurance Company. Transamerica Corporation owns, directly and indirectly, various financial services companies, and AEGON, N.V. is one of the world's largest financial services and insurance groups.

 The Fixed Account

The prospectus and this SAI are generally intended to serve as a disclosure document only for the contract and the separate account. For complete details regarding the fixed account, see the contract itself.

You may allocate part or all of your payment to accumulate at a fixed rate of interest in the fixed account. The minimum interest rate we credit is an annual effective rate of 4.0%. We may declare higher interest rates. The fixed account is a part of our general account. The general account is made up of all of our general assets other than those allocated to any separate account. Allocations to the fixed account become part of our general account assets and are used to support insurance and annuity obligations.

Contract loans may also be made from the contract value in the fixed account. We will credit that part of the contract value that is equal to any outstanding loan with interest at an effective annual yield of at least 4.0%. The minimum interest rate we will credit with respect to preferred loans is 5.5%. Currently, we credit interest with respect to preferred loans at an annual effective rate of 6.0%.

The Separate Account

Transamerica Occidental Life Separate Account VUL-2, designated as the separate account, was established by us as a separate account under the laws of the State of Iowa, pursuant to resolutions adopted by our Board of Directors on June 11, 1996.

The separate account is registered with the Securities Exchange Commission, or SEC, under the Investment Company Act of 1940, or 1940 Act, as a unit investment trust. It meets the definition of an investment company under the federal securities laws. However, the SEC does not supervise the management of the investment practices or policies of the separate account.

The separate account has sub-accounts available for investment, each of which invests solely in a specific corresponding mutual fund portfolio. Since all of the portfolios are available to registered separate accounts offering variable annuity and variable life insurance products of Transamerica and of other insurance companies as well, there is a possibility of a material conflict. If such a conflict arises between the interests of Separate Account VUL-2 and one or more other separate accounts investing in the portfolios, the affected insurance companies will take steps to resolve the matter. These steps may include stopping their separate accounts from investing in the portfolios. See the portfolios' prospectuses for greater detail on this subject.

We may receive payments from some or all of the portfolios or their advisers, in varying amounts. These payments may be based on the amount of assets allocated to the portfolios. The payments are for administrative or distribution services.


SERVICES

Independent Public Accountant

Ernst & Young LLP audits the financial statements of Transamerica Occidental Life Insurance Company and the separate account, in addition to providing other accounting services. Ernst & Young LLP is an independent accounting and auditing firm with offices throughout the United States and overseas.




OTHER CONTRACT PROVISIONS

Assignment

You may assign a contract as collateral or make an absolute assignment. All contract rights will be transferred as to the assignee's interest. The consent of the assignee may be required to make changes in payment allocations, make transfers or to exercise other rights under the contract. We are not bound by an assignment or release thereof, unless it is in writing and recorded at our Variable Life Service Center. When recorded, the assignment will take effect on the date the written request was signed. Any rights the assignment creates will be subject to any payments we made or actions we took before the assignment is recorded. We are not responsible for determining the validity of any assignment or release.

The following contract provisions may vary by state:

Delay of Payments

We may delay paying any amounts derived from a payment you made by check until the check has cleared your bank. Amounts payable from the separate account for surrender, partial withdrawals, net death benefit, contract loans and transfers may be postponed whenever:

o the New York Stock Exchange is closed other than customary weekend and holiday closings;

o    the SEC restricts trading on the New York Stock Exchange; or

o the SEC determines an emergency exists, so that disposal of securities is not reasonably practicable or it is not reasonably practicable to compute the value of the separate account's net assets.

We may delay paying any amounts derived from payments you made by check until the check has cleared your bank. We reserve the right to defer amounts payable from the fixed account. This delay may not exceed six months. However, if payment is delayed for 30 days or more, we will pay interest at least equal to an effective annual yield of 3.0% per year for the deferment. Amounts from the fixed account used to make payments on contracts that we or our affiliates issue will not be delayed.

Limit on Right to Challenge the Contract

Except for fraud, unless such defense is prohibited by state law, or non-payment of premium, we cannot challenge the validity of your contract if the insured was alive after the contract has been in force for two years from the date of issue. This provision does not apply to any riders providing benefits specifically for disability or death by accident. We may also challenge the validity of your contract for two years from the effective date of:

o        any change in underwriting class that you request; and

o        any reinstatement.

Misstatement of Age or Sex

If the insured's age or sex is not correctly stated in the contract application, we will adjust the death benefit and the face amount under the contract to reflect the correct age and sex. The adjustment will be based upon the ratio of the maximum payment for the contract to the maximum payment for the contract issued for the correct age or sex. We will not reduce the death benefit to less than the guideline minimum sum insured. For a unisex contract, there is no adjusted benefit solely for misstatement of sex. No adjustment will be made if the insured dies after the final payment date, if the Guaranteed Death Benefit Rider is not in effect on the contract.

Suicide

The net death benefit will not be paid if the insured commits suicide, while sane or insane, within two years from the date of issue. Instead, we will pay the beneficiary all payments made for the contract, without interest, less any outstanding loan and partial withdrawals.


SETTLEMENT OPTIONS

Benefit Payment Options

The following definitions apply to this description of benefit payment options:

         Designated Individual: a person specified by the payee upon whose life expectancy a benefit payment option amount is based and upon whose life continued payments depend. If the payee is the contract owner, the designated individual may be the insured, or if applicable, another living individual. If the payee is the beneficiary, the designated individual may be the beneficiary or another living individual.

         Payee: the person with the right to elect an available benefit payment option and to receive the payments under a benefit payment option. The contract owner is the payee under the benefit payment option if the option is elected as a method of receiving surrender or maturity proceeds. The beneficiary is the payee under a benefit payment option elected as a method of receiving net death benefits.

When the insured dies, we will pay the net death benefit in a lump sum unless you or the beneficiary choose a benefit payment option. You may choose a benefit payment option while the insured is living. The beneficiary may choose a benefit option after the insured has died. The beneficiary's right to choose will be subject to any benefit payment option restrictions in effect at the insured's death. You may also choose one of these options as a method of receiving the surrender or maturity proceeds, if any are available under the contract. When we receive a satisfactory written request, we will pay the benefit according to one of these options.

The amounts payable under a benefit payment option are paid from the fixed account. These amounts are not based on the investment experience of the separate account.

OPTION A: Installment for a Guaranteed Period. We will pay equal installments for a guaranteed period of from one to thirty years. Each installment will consist of part benefit and part interest. We will pay the installments monthly, quarterly, semi-annually or annually, as requested.

OPTION B: Installments for Life with a Guaranteed Period. We will pay equal monthly installments as long as the designated individual is living, but we will not make payments for less than the guaranteed period the payee chooses. The guaranteed period may be either 10 years or 20 years. We will pay the installments monthly.

OPTION C: Benefit Deposited with Interest. We will hold the benefit on deposit. It will earn interest at the annual interest rate we are paying as of the date of death, surrender or maturity. We will not pay less than 2 1/2% annual interest. We will pay the earned interest monthly, quarterly, semi-annually or annually, as requested. The payee may withdraw part or all of the benefit and earned interest at any time.

OPTION D: Installments of a Selected Amount. We will pay installments of a selected amount until we have paid the entire benefit and accumulated interest.

OPTION E: Annuity. We will use the benefit as a single payment to buy an annuity. The annuity may be payable based on the life of one or two designated individuals. It may be payable for life with or without a guaranteed period, as requested. The annuity payment will not be less than what our current annuity contracts are then paying.

General

The payee may arrange any other method of benefit as long as we agree to it. There must be at least $10,000 available for any option and the amount of each installment must be at least $100. If the benefit amount is not enough to meet these requirements, we will pay the benefit in a lump sum.

Installments which vary by age of the designated individual will be determined based on the age nearest birthday of the designated individual on the date of death, maturity, or surrender. If the net death benefit is payable, the benefit payment option starting date is the date of death of the insured. For purposes of contract maturity or surrender, the date the written request is received in our Variable Life Service Center is the benefit payment option starting date.

The first installment due under any option will be for the period beginning as of the date of death, maturity or surrender. Any unpaid balance we hold under Options A, B or D will earn interest at the rate we are paying at the time of settlement. We will not pay less than 3% annual interest. Any benefit we hold will be combined with our general assets.

If the payee does not live to receive all guaranteed payments under Options A, B, D or E or any amount deposited under Option C, plus any accumulated interest, we will pay the remaining benefit as scheduled to the payee's estate. The payee may name and change a successor payee for any amount we would otherwise pay the payee's estate.

REPORTS

We maintain the records for the separate account.

We will send you statements of transactions under your contract, including:

o        payments;

o        transfers among sub-accounts and the fixed account;

o        partial withdrawals;

o        increases in loan amount or loan repayments;

o        lapse or default for any reason; and

o        reinstatement.

Scheduled periodic transactions involving monthly deductions will be confirmed annually in lieu of an immediate transaction confirmation.

We will send an annual statement to you that will summarize all of the above transactions and deductions of charges during the contract year. It will also set forth the status of the death benefit, contract value, surrender value, amounts in the sub-accounts and fixed account, and any contract loans.

Upon request, we will also provide you with a projection of values for your contract. Each contract year, you may request one projection of values report without charge. For each subsequent report you request in a contract year, we may charge up to $25. Currently, we do not impose this charge. We will send you reports containing financial statements and other information for the separate account and the portfolios as the 1940 Act requires.


SALES OF THE CONTRACT

Principal Underwriter

Transamerica Securities Sales Corporation, or TSSC, acts as the principal underwriter and general distributor of the contract pursuant to a distribution agreement with us. TSSC is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, or NASD. TSSC was organized on February 26, 1986, under the laws of the state of Maryland. TSSC enters into selling agreements with other broker-dealers for sales of the policies through their sales representatives who are appointed by us to sell variable universal life insurance policies.

Sales Compensation

We pay sales commissions to broker-dealers for sales of the policies by life insurance agents who are registered representatives affiliated with those broker-dealers and who are appointed with us to sell our variable universal life insurance policies. To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We have entered into a distribution agreement with TSSC, for the distribution and sale of the policy. TSSC is affiliated with us. TSSC may sell the contract by entering into selling agreements with other broker-dealers who, in turn, may sell the contract through their sales representatives.

We pay commissions to broker-dealers based on a commission schedule. Broker-dealers may choose among available commission options. Each option includes a commission equal to a percentage of the payment made to the contract. Certain options also include a commission equal to a percentage of the unloaned contract value, or trail commission, paid quarterly beginning with the second contract year on in force contracts. Commission options provide for commissions of up to 8.0% of payments made, with no trail commissions, and lesser commissions on payments made but with trail commissions. Trail commissions may be up to 0.65%, on an annual basis, of unloaned contract value. TSSC's expenses related to its role as principal underwriter of variable insurance products are covered by those affiliated insurance companies which issue the contract. No amounts are retained by TSSC. TSSC received sales compensation with respect to the contract in the amount of $[insert amount] during fiscal year 2002; $xxxxxxx during fiscal year 2001; and $xxxxxxxxxxx during fiscal year 2000. 1999 was the first year the contract was offered for sale. All of these amounts were paid to broker-dealers that were contracted to sell the contract, and no amounts were retained by TSSC.

We intend to recoup commissions and other sales expenses, primarily, but not exclusively through:

o    the distribution fee;

o    the surrender charges; and

o investment earnings on amounts allocated under contracts to the fixed account.

Commissions paid on the contract, including other incentives or payments, are not charged directly to the contract owners or the separate account.

Pending regulatory approvals, TSSC intends to distribute the contract in all states, except New York, as well as in Washington, D.C., and in certain possessions and territories. We offer the contract to the public on a continuous basis, and we anticipate continuing to offer the contract, but reserve the right to discontinue the offering at any time.


PERFORMANCE INFORMATION

We may publish average annual total return performance information based on the periods that the portfolios have been in existence. The results for any period prior to the contracts being offered will be calculated as if the contracts had been offered during that period of time, with all charges assumed to be those applicable to the sub-accounts and the portfolios.

The average total returns shown will reflect sub-account performance, and will include deductions for expenses of the portfolios and for the mortality and expense risk charge of the separate account. The performance numbers will generally NOT include any of the charges, fees or deductions associated with the contracts. Specifically, they will not include the monthly deductions; any other fees or charges; nor the surrender charges for surrenders during the first nine contract years. If these charges, fees and deductions were taken into consideration, the performance would have been less. We may publish other performance calculations.

Average annual total returns assume that a sub-account's performance is constant over the entire period for which returns are shown. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

Calculation of Average Annual Total Returns
Quotations of average annual total return for any sub-account will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a sub-account over a period of one, five and ten years (or, if less, up to the life of the sub-account), calculated pursuant to the formula:

P(1 + T)n = ERV

         Where:
         P        =         the initial value

         T         =       an average annual total return

         N         =       the number years

         ERV = the ending value made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, 10 year period (or fractional portion thereof).

A deduction for the mortality and expense risk charge is reflected in the average annual total returns published. We reduce the average annual returns calculated according to the formula, above, by the annual effective rate of 0.80% in order to reflect the effect of the deduction for mortality and expense risk charge.

Sub-Account Average Annual Total Returns Net of Portfolio Expenses and Sub-Account Expenses (as of 12/31/02) The performance information in the following table reflects sub-account performance net of portfolio expenses and sub-account expenses. The performance shown does NOT include any of the contract charges, fees, or expenses. Specifically, the performance shown does not reflect the monthly deductions under the contract; any other fees or charges; nor surrender charges. If these charges and deductions were included, the figures below would be lower. You may request a personalized illustration from your registered representative which reflects the cost of your insurance as well as the sub-accounts' expenses.

                                                                                                           Inception
Portfolio                                                       One Year     Five Years     10 Years*        Date
AEGON/Transamerica Transamerica Equity
AEGON/Transamerica Transamerica Money Market
Alger American Income & Growth-Class O
Alliance VP Growth and Income
Alliance VP Premier Growth
Dreyfus VIF - Appreciation Portfolio - Initial Shares
Dreyfus VIF - Developing Leaders Portfolios - Initial Shares
Janus Aspen Series Balanced - Institutional Shares
Janus Aspen Series Worldwide Growth - Instituitional Shares
MFSR Emerging Growth Series
MFSR Investors Trust Series
MFSR Research Series
Miller Anderson UIF Core Plus Fixed Income-Class 1
Miller Anderson UIF High Yield-Class 1
OCC Accumulation Trust Managed
OCC Accumulation Trust Small Cap
PIMCO VIT StocksPLUS Growth & Income - Admin Class
Van Kampen UIF Emerging Markets Equity-Class 1
Van Kampen UIF International Magnum-Class 1
* Performance as of inception date if less than 10 or five years


Money Market Portfolio Yields
From time to time we may advertise the current yield and effective yield of money market portfolios. Both yield figures are based on historical earnings and are not intended to indicate future performance. The current yield of the portfolio refers to the income generated by an investment in the portfolio over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the portfolio is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Current yield for a money market portfolio will be computed by determining the net change in the value of a hypothetical investment at the end of a seven-day period from the beginning value, and dividing the difference by the value of the hypothetical investment at the beginning of the base period to obtain the base period return. This base period return is then multiplied by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of effective yield begins with the same base period return used in the calculation of yield, which is then annualized to reflect weekly compounding based on the following formula:

         Effective Yield = [(Base Period Return + 1)365/7] - 1

Yields for Money Market Portfolios (as of 12/31/02)
                                                                     7-Day                7-Day
Portfolio                                                        Current Yield       Effective Yield
AEGON/Transamerica Transamerica Money Market

Other Performance Information

Performance information reflects only the performance of a hypothetical investment during the particular time period on which the calculations are based. One-year total return and average annual total return figures are based on historical earnings and are not intended to project future performance. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio in which a sub-account invests and the market conditions during the given time period, and should not be considered a representation of what may be achieved in the future.

We will provide prospective owners with customized illustrations showing how charges, fees, deductions, payments and other contract activity could affect death benefits.

We may compare performance information for a sub-account in reports and promotional literature to:

o    Standard & Poor's 500 Stock Index, or the S&P 500;

o    Dow Jones Industrial Average, or the DJIA;

o    Shearson Lehman Aggregate Bond Index;

o    other  unmanaged  indices  of  unmanaged   securities  widely  regarded  by
     investors as representative of the securities markets;

o other groups of variable life separate accounts or other investment products tracked by Lipper Analytical Services;

o other services, companies, publications, or persons such as Morningstar, Inc., who rank the investment products on performance or other criteria; and

o    the Consumer Price Index.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for insurance and administration charges, separate account charges and portfolio management costs and expenses. Performance information for any sub-account reflects only the performance of a hypothetical investment in the sub-account during a period. It is not representative of what may be achieved in the future. However, performance information may be helpful in light of market conditions during a period and in considering a portfolio's success in meeting its investment objectives.

In advertising, sales literature, publications or other materials, we may give information on various topics of interest to contract owners and prospective contract owners. These topics may include:

o the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques, such as value investing, market timing, dollar cost averaging, asset allocation, and automatic account rebalancing;

o the advantages and disadvantages of investing in tax-deferred and taxable investments;

o    customer profiles and hypothetical payment and investment scenarios;

o    financial management and tax and retirement planning; and

o investment alternatives to certificates of deposit and other financial instruments, including comparisons between the contracts and the characteristics of and market for the financial instruments.


ILLUSTRATIONS OF DEATH BENEFIT, CONTRACT VALUE AND SURRENDER VALUE

The following tables illustrate the way in which a contract's death benefit, contract value, and surrender value could vary over an extended period. Results will vary for each individual insured under a single life contract and for each joint insured under a second-to-die contract. The results shown in the following tables may not be representative of results that would apply to you. To request a personalized illustration based on your age, gender, underwriting class, initial payment amount and other factors, please contact your registered representative.

Assumptions

The tables illustrate the following contracts:

1. A single life contract issued to a male, age 62, under a standard non-smoker underwriting class, issued based on simplified underwriting criteria;

2. A Second-to Die contract issued to a male, age 68, and to a female, age 68, both qualifying for a standard non-smoker underwriting class, issued based on simplified underwriting criteria;

The tables illustrate contract values based on the assumptions that no contract loans have been made, that no partial withdrawals have been made, and that no more than 18 transfers have been made in any contract year (so that no transaction fee or transfer charges have been incurred). On request, we will provide a comparable illustration based on the proposed insured's age, sex, and underwriting class, and a specified payment. The tables illustrate contract values based on the assumption that the contract owner has made payments equal to the guideline single payment and the Guaranteed Death Benefit Rider is issued with the contract and remains in effect through all contract years illustrated.

The tables assume that the single payment is allocated to and remains in the separate account for the entire period shown. The tables are based on hypothetical gross investment rates of return for the portfolios (i.e., investment income and capital gains and losses, realized or unrealized) equal to constant gross annual rates of 0%, 6%, and 10%.

The contract values and death benefit would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 10% over a period of years, but fluctuated above or below the averages for individual contract years. The values would also be different depending on the allocation of the contract's total contract value among the sub-accounts, if the rates of return averaged 0%, 6% or 10%, but the rates of each portfolio varied above and below the averages.

Depending on the timing and degree of fluctuation in actual investment returns, the actual contract values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the contract if the Guaranteed Death Benefit Rider is not in effect, unless the owner pays more than the illustrated premium.

The hypothetical returns shown in the table do not reflect any charges for income taxes against the separate account since no charges are currently made. However, if in the future the charges are made, to produce illustrated death benefits and contract value, the gross annual investment rate of return would have to exceed 0%, 6% or 10% by a sufficient amount to cover the tax charges.

Deductions for Charges

The amounts shown for the death benefits and contract values take into account the current and guaranteed monthly deductions from contract value:

1.   the insurance protection charge;

2. the administration charge equivalent to 0.30% of contract value on an annual basis;

3. the tax charge equivalent to 0.20% of contract value on an annual basis, deducted during the first ten contract years; and

4. the distribution fee equivalent to 0.40% of contract value on an annual basis, deducted during the first ten contract years.

The amounts shown for the death benefits and the contract values also take into account the daily charge against the sub-accounts for mortality and expense risks equivalent to 0.80% on an annual basis.

Expenses of the Portfolios

The amounts shown in the tables also take into account the portfolio management fees and operating expenses, which are assumed to be at an annual rate of 0.xx% of the average daily net assets of the portfolios. The rate of 0.xx% is the simple average of the total portfolio annual expenses for all of the portfolios as shown in the Portfolio Expenses table in the prospectus. The rate of 0.xx% does not take into account expense waiver or reimbursement arrangements. The fees and expenses of each portfolio vary, and, in 2002 ranged from an annual rate of 0.xx% to an annual rate of x.xx% of average daily net assets. The fees and expenses associated with the contract may be more or less than 0.xx% in the aggregate, depending upon how you make allocations of the contract value among the sub-accounts. For more information on portfolio expenses, see the Portfolio Expenses Table in this prospectus and the prospectuses for the portfolios.

Net Annual Rates of Investment

Taking into account the separate account mortality and expense risk charge of 0.80%, and the assumed 0.xx% charge for portfolio management fees and operating expenses, the gross annual rates of investment return of 0%, 6% and 10% correspond to net annual rates of-x.xx%, x.xx% and x.xx%, respectively.

Upon request, we will provide a comparable illustration based upon the proposed insured's age and underwriting classification, the single payment amount and the allowable requested face amount.

The tables illustrate how the contract would perform based on the assumptions regarding the insured, the payment made, the charges assessed, and the rates of return shown. Changes in any of the assumptions would result in different illustrated results. Results would be other than those shown based on, among other things, differences in:

o the age, gender (unless unisex rates apply), or underwriting class of the insured or, for second-to-die contracts, of each of the joint insureds;
o        the amount of the initial payment;
o        the face amount selected;
o        the charges and expenses assessed;
o        contract loans and partial withdrawals or full surrenders taken;
o        riders elected; and
o        rates of return.


                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                              TRANSAMERICA LINEAGE
                             SEPARATE ACCOUNT VUL-2
       MODIFIED SINGLE PAYMENT VARIABLE UNIVERSAL LIFE INSURANCE CONTRACT

Single Payment at the Beginning of Contract Year 1: $34,269                                      Male, Age 62
Guideline Single Payment: $34,269                                      Standard Non-smoker Underwriting Class
Guideline Level Payment: $3,612                                              Simplified Underwriting Criteria
7-Pay Limits: $7,186.28                                                                  Face Amount: $77,000


        BASED ON CURRENT MONTHLY DEDUCTIONS, MORTALITY & EXPENSE RISK CHARGE AND AVERAGE PORTFOLIO EXPENSES

------------ --------------------------------------- -------------------------------------- ----------------------------------------
                        Hypothetical 0%                         Hypothetical 6%                          Hypothetical 10%
                    Gross Investment Return                 Gross Investment Return                  Gross Investment Return

  End of
 Contract     Surrender     Contract       Death     Surrender     Contract       Death       Surrender      Contract        Death
   Year         Value         Value       Benefit      Value         Value       Benefit        Value          Value        Benefit
   ----         -----         -----       -------      -----         -----       -------        -----          -----        -------

     1
     2
     3
     4
     5

     6
     7
     8
     9
    10

    15
    20
    25
    30
    35

    40
    45
    50

  53 MAT
------------ ------------ -------------- ----------- ----------- -------------- ----------- -------------- -------------- ---------
(1) Values will be different if premiums are paid with a different frequency or in different amounts. (2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause the contract to
     lapse because of insufficient surrender value.

MAT The contract illustrated matures immediately after the end of the 53rd contract year. If the insured is alive on the maturity date, we will pay the surrender value as of that date to you.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates of return for the portfolios. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period. The gross rates of return shown do not reflect the deductions of the charges and expenses of the portfolios.
Taking into account the separate account mortality and expense risk charge of 0.80%, and the assumed 0.xx% charge for portfolio management fees and operating expenses, the gross annual rates of investment return of 0%, 6% and 10% shown above correspond to net annual rates of -x.xx%, x.xx% and x.xx%, respectively.
The death benefit, contract value, and surrender value for a contract would be different from those shown if actual gross rates of return averaged 0%, 6%, or 10 % over a period of years but fluctuated above or below those averages for individual contract years. They would also be different if any partial surrenders or contract loans were made



                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                              TRANSAMERICA LINEAGE
                             SEPARATE ACCOUNT VUL-2
                        MODIFIED SINGLE PAYMENT VARIABLE UNIVERSAL LIFE INSURANCE CONTRACT

Single Payment at the Beginning of Contract Year 1: $34,269                                                             Male, Age 62
Guideline Single Payment: $34,269                                                             Standard Non-smoker Underwriting Class
Guideline Level Payment: $3,612                                                                     Simplified Underwriting Criteria
7-Pay Limits: $7,186.28                                                                                         Face Amount: $77,000

       BASED ON GUARANTEED MONTHLY DEDUCTIONS MORTALITY & EXPENSE RISK CHARGE AND AVERAGE PORTFOLIO EXPENSES

  ------------ -------------------------------------- ------------------------------------- ----------------------------------------
                          Hypothetical 0%                       Hypothetical 6%                        Hypothetical 10%
                      Gross Investment Return               Gross Investment Return                 Gross Investment Return

    End of
   Contract    Surrender     Contract       Death     Surrender     Contract      Death      Surrender     Contract        Death
     Year        Value         Value       Benefit      Value        Value       Benefit       Value         Value        Benefit
     ----        -----         -----       -------      -----        -----       -------       -----         -----        -------

       1
       2
       3
       4
       5

       6
       7
       8
       9
      10

      15
      20
      25
      30
      35

      40
      45
      50

    53 MAT
  ------------ ----------- -------------- ----------- ----------- ------------- ----------- ------------ -------------- ------------
(1) Values will be different if premiums are paid with a different frequency or in different amounts. (2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause the contract to
     lapse because of insufficient contract value.
  *Based on the assumptions for this illustration, the death benefit is maintained under the Guaranteed Death Benefit Rider.

  MAT The contract illustrated matures immediately after the end of the 53rd contract year. If the insured is alive on the maturity date, we will pay the surrender value as of that date to you.
The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates of return for the portfolios. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period. The gross rates of return shown do not reflect the deductions of the charges and expenses of the portfolios.
Taking into account the separate account mortality and expense risk charge of 0.80%, and the assumed 0.xx% charge for portfolio management fees and operating expenses, the gross annual rates of investment return of 0%, 6% and 10% shown above correspond to net annual rates of - x.xx%, x.xx% and x.xx%, respectively.
The death benefit, contract value, and surrender value for a contract would be different from those shown if actual gross rates of return averaged 0%, 6%, or 10 % over a period of years but fluctuated above or below those averages for individual contract years. They would also be different if any partial surrenders or contract loans were made.



                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                              TRANSAMERICA LINEAGE
                             SEPARATE ACCOUNT VUL-2
                        MODIFIED SINGLE PAYMENT VARIABLE UNIVERSAL LIFE INSURANCE CONTRACT

Single Payment at the Beginning of Contract Year 1: $46,836                                                           Male, Age 68
Guideline Single Payment: $46,836                                                                                   Female, Age 68
Guideline Level Payment: $4,790                              Standard Non-smoker Underwriting Class for Each of the Joint Insureds
7-Pay Limits: $9,785.02                                                                           Simplified Underwriting Criteria
                                                                                                             Face Amount: $118,000


        BASED ON CURRENT MONTHLY DEDUCTIONS, MORTALITY & EXPENSE RISK CHARGE AND AVERAGE PORTFOLIO EXPENSES

------------ --------------------------------------- -------------------------------------- ---------------------------------------
                        Hypothetical 0%                         Hypothetical 6%                          Hypothetical 10%
                    Gross Investment Return                 Gross Investment Return                   Gross Investment Return

  End of
 Contract     Surrender     Contract       Death     Surrender     Contract       Death       Surrender      Contract         Death
   Year         Value         Value       Benefit      Value         Value       Benefit        Value          Value         Benefit
   ----         -----         -----       -------      -----         -----       -------        -----          -----         -------

     1
     2
     3
     4
     5

     6
     7
     8
     9
    10

    15
    20
    25
    30
    35

    40
    45

  47 MAT
------------ ------------ -------------- ----------- ----------- -------------- ----------- -------------- -------------- ----------
1. Values will be different if premiums are paid with a different frequency or in different amounts. 2. Assumes that no contract loan has been made. Excessive loans or withdrawals may cause the contract to
    lapse because of insufficient surrender value.

MAT The contract illustrated matures immediately after the end of the 47th contract year. If the second -to-die insured is alive on the maturity date, we will pay the surrender value as of that date to you.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates of return for the portfolios. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period. The gross rates of return shown do not reflect the deductions of the charges and expenses of the portfolios.
Taking into account the separate account mortality and expense risk charge of 0.80%, and the assumed 0.xx% charge for portfolio management fees and operating expenses, the gross annual rates of investment return of 0%, 6% and 10% shown above correspond to net annual rates of - x.xx, xxx% and x.xx%, respectively.
The death benefit, contract value, and surrender value for a contract would be different from those shown if actual gross rates of return averaged 0%, 6%, or 10 % over a period of years but fluctuated above or below those averages for individual contract years. They would also be different if any partial surrenders or contract loans were made.




                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                              TRANSAMERICA LINEAGE
                             SEPARATE ACCOUNT VUL-2
                        MODIFIED SINGLE PAYMENT VARIABLE UNIVERSAL LIFE INSURANCE CONTRACT

Single Payment at the Beginning of Contract Year 1: $46,836                                                           Male, Age 68
Guideline Single Payment: $46,836                                                                                    emale, Age 68
Guideline Level Payment: $4,790                              Standard Non-smoker Underwriting Class for Each of the Joint Insureds
7-Pay Limits: $9,785.02                                                                           Simplified Underwriting Criteria
                                                                                                             Face Amount: $118,000

      BASED ON GUARANTEED MONTHLY DEDUCTIONS, MORTALITY & EXPENSE RISK CHARGE AND AVERAGE PORTFOLIO EXPENSES

------------ ---------------------------------------- ----------------------------------------- ------------------------------------
                         Hypothetical 0%                          Hypothetical 6%                           Hypothetical 10%
                     Gross Investment Return                  Gross Investment Return                    Gross Investment Return

  End of
 Contract     Surrender     Contract       Death     Surrender     Contract       Death       Surrender      Contract         Death
   Year         Value         Value       Benefit      Value         Value       Benefit        Value          Value         Benefit
   ----         -----         -----       -------      -----         -----       -------        -----          -----         -------

     1
     2
     3
     4
     5

     6
     7
     8
     9
    10

    15
    20
    25
    30
    35

    40
    45

  47 MAT
------------ ------------- ------------- ------------ ----------- --------------- ------------- ------------- -------------- ------
1. Values will be different if premiums are paid with a different frequency or in different amounts. 2. Assumes that no contract loan has been made. Excessive loans or withdrawals may cause the contract to
   lapse because of insufficient contract value.
*    Based on the assumptions for this illustration, the death benefit is maintained under the Guaranteed Death Benefit Rider.

MAT The contract illustrated matures immediately after the end of the 47th contract year. If the second-to-die insured is alive on the maturity date, we will pay the surrender value as of that date to you.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates of return for the portfolios. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period. The gross rates of return shown do not reflect the deductions of the charges and expenses of the portfolios.
Taking into account the separate account mortality and expense risk charge of 0.80%, and the assumed 0.xx% charge for portfolio management fees and operating expenses, the gross annual rates of investment return of 0%, 6% and 10% shown above correspond to net annual rates of - x.xx%, x.xx% and x.xx%, respectively.
The death benefit, contract value, and surrender value for a contract would be different from those shown if actual gross rates of return averaged 0%, 6%, or 10 % over a period of years but fluctuated above or below those averages for individual contract years. They would also be different if any partial surrenders or contract loans were made.

INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS

The statutory-basis financial statements and schedules of Transamerica as of December 31, 2002, 2001 and 2000, and for each of the three years in the period ended December 31, 2002, and the financial statements of the sub-accounts of Separate Account VUL-2 at December 31, 2002, appearing in the prospectus have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports appearing herein. The financial statements audited by Ernst & Young LLP are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The financial statements and schedules of Transamerica Occidental Life Insurance Company should be considered as bearing upon our ability to meet our obligations under the contract. They should not be considered as bearing on the investment performance of the assets held in the separate account.

AUDITED FINANCIAL STATEMENTS
Transamerica Occidental Life Insurance Company Separate Account VUL-2 Year ended December 31, 2002 with Report of Independent Auditors

                             Separate Account VUL-2
                 Transamerica Occidental Life Insurance Company

                          Audited Financial Statements

                          Year ended December 31, 2002




                                    Contents

Report of Independent Auditors......................................................................1

Audited Financial Statements

Statement of Assets and Liabilities.................................................................2
Statement of Operations.............................................................................6
Statement of Changes in Net Assets - Year ended December 31, 2002..................................10
Statement of Changes in Net Assets - Year ended December 31, 2001..................................14
Notes to Financial Statements......................................................................18


[GRAPHIC OMITTED]



                         Report of Independent Auditors

Contract Owners of Separate Account VUL-2 of Transamerica Occidental Life Insurance Company
The Board of Directors, Transamerica Occidental Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Separate Account VUL-2 of Transamerica Occidental Life Insurance Company (comprised of the Alger American Income & Growth, Alliance VP Growth & Income, Alliance VP Premier Growth, Dreyfus Appreciation, Dreyfus Small Cap, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Emerging Growth, MFS(R) Investors Trust, MFS(R) Research, Miller Anderson UIF Fixed Income, Miller Anderson UIF High Yield, Van Kampen UIF International Magnum, Van Kampen UIF Emerging Markets Equity, OCC Accumulation Trust Managed, OCC Accumulation Trust Small Cap, AEGON/TA Transamerica Equity, AEGON/TA Transamerica Money Market and PIMCO VIT Stocks Plus Growth & Income sub-accounts) as of December 31, 2002, the related statement of operations for the year then ended, and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of Separate Account VUL-2's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts comprising Separate Account VUL-2 of Transamerica Occidental Life Insurance Company at December 31, 2002, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

[GRAPHIC OMITTED]
March 31, 2003

3

                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                       Statement of Assets and Liabilities

                                December 31, 2002


                                                                              Sub-accounts
                                              ------------------------------------------------------------------------------
                                                   Alger                                        Dreyfus         Dreyfus
                                                American Income                 Alliance VP
                                                & Growth        Alliance VP     Premier
                                                              Growth & Income    Growth       Appreciation     Small Cap
----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------
Assets
Investments, at fair value                      $   876,828     $ 1,402,700    $   973,597    $   493,110     $   601,414
Dividends receivable                                      -               -              -              -               -
Due from (to) Transamerica                             (283)            (74)          (282)           (36)            (46)
                                              ------------------------------------------------------------------------------

Net assets                                      $   876,545     $ 1,402,626    $   973,315    $   493,074     $   601,368
                                              ==============================================================================



Accumulation units outstanding                    112,299.31      145,882.94     169,931.85      62,778.73       55,656.38
                                              ==============================================================================

Accumulation unit value                         $       7.81    $       9.61   $       5.73   $       7.85    $      10.81
                                              ==============================================================================


Investment sub-account information

Number of mutual fund shares                      121,108.82       84,398.31      55,793.50      17,133.79       21,176.54

Net asset value per share                       $       7.24    $      16.62   $      17.45   $      28.78    $      28.40

Investments, at cost                            $ 1,492,391     $ 1,764,650    $ 1,866,935    $   633,661     $   733,599






                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002


                                                                              Sub-accounts
----------------------------------------------------------------------------------------------------------------------------
                                                   Janus           Janus
                                                               Aspen Series       MFS(R)          MFS(R)
                                                Aspen Series     Worldwide      Emerging       Investors         MFS(R)
                                                  Balanced        Growth         Growth          Trust         Research
----------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at fair value                      $ 1,510,905     $ 1,159,678    $   347,012    $   332,662     $   303,376
Dividends receivable                                      -               -              -              -               -
Due from (to) Transamerica                             (111)           (341)          (177)           (40)            (87)
                                              ------------------------------------------------------------------------------

Net assets                                      $ 1,510,794     $ 1,159,337    $   346,835    $   332,622     $   303,289
                                              ==============================================================================
                                              ==============================================================================

Accumulation units outstanding                    146,119.41      154,612.78      59,604.79      48,575.19       45,395.05
                                              ==============================================================================

Accumulation unit value                         $      10.34    $       7.50   $       5.82   $       6.85    $       6.68
                                              ==============================================================================


Investment sub-account information

Number of mutual fund shares                       73,380.53       55,091.59      29,136.20      24,696.54       28,142.47

Net asset value per share                       $      20.59    $      21.05   $      11.91   $      13.47    $      10.78

Investments, at cost                            $ 1,707,212     $ 2,123,375    $   771,959    $   455,861     $   479,507






                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002


                                                                                Sub-accounts
  ----------------------------------------------------------------------------------------------------------------------------
                                                Miller Anderson     Miller       Van Kampen    Van Kampen UIF       OCC
                                                                   Anderson          UIF
                                                      UIF            UIF        International     Emerging     Accumulation
                                                 Fixed Income     High Yield       Magnum      Markets Equity  Trust Managed
  ----------------------------------------------------------------------------------------------------------------------------
  Assets
  Investments, at fair value                      $ 1,121,524    $   200,696     $   145,923    $    51,445     $   314,989
  Dividends receivable                                      -              -               -              -               -
  Due from (to) Transamerica                              (14)           (38)            (11)           (15)            (18)
                                                ------------------------------------------------------------------------------
                                                ----------------

  Net assets                                      $ 1,121,510    $   200,658     $   145,912    $    51,430     $   314,971
                                                ==============================================================================
                                                ==============================================================================

  Accumulation units outstanding                     90,308.08      24,799.82       19,722.73       6,842.80       35,289.38
                                                ==============================================================================
                                                ==============================================================================

  Accumulation unit value                         $      12.42   $       8.09    $       7.40   $       7.52    $       8.93
                                                ==============================================================================
                                                ==============================================================================


  Investment sub-account information

  Number of mutual fund shares                      100,856.47      35,584.33       18,756.15       8,517.33        9,612.13

  Net asset value per share                       $      11.12   $       5.64    $       7.78   $       6.04    $      32.77

  Investments, at cost                            $ 1,106,445    $   257,597     $   189,397    $    71,182     $   383,189





                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002


  ----------------------------------------------
                                                                        Sub-accounts
                                               ---------------------------------------------------------------
                                                     OCC          AEGON/TA        AEGON/TA       PIMCO VIT
                                                 Accumulation                   Transamerica    Stocks Plus
                                                Trust Small Cap  Transamerica       Money         Growth &
                                                                  Equity          Market         Income
  ------------------------------------------------------------------------------------------------------------
  Assets
  Investments, at fair value                     $   299,192     $ 1,407,600    $ 1,784,696     $   348,669
  Dividends receivable                                     -               -             57               -
  Due from (to) Transamerica                             (12)           (237)             -             (23)
                                               ---------------------------------------------------------------
                                               --------------------------------

  Net assets                                     $   299,180     $ 1,407,363    $ 1,784,753     $   348,646
                                               ===============================================================
                                               ===============================================================

  Accumulation units outstanding                    23,637.33      196,800.79   1,594,024.62       47,608.85
                                               ===============================================================
                                               ================================

  Accumulation unit value                        $      12.66    $       7.15   $       1.12    $       7.32
                                               ===============================================================
                                               ================================


  Investment sub-account information

  Number of mutual fund shares                      13,902.98      102,445.41   1,784,696.19       48,092.32

  Net asset value per share                      $      21.52    $      13.74   $       1.00    $       7.25

  Investments, at cost                           $   391,397     $ 2,342,040    $ 1,784,696     $   404,208

See accompanying notes.




                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                             Statement of Operations

                          Year ended December 31, 2002


-----------------------------------------------
                                                                              Sub-accounts
                                              ------------------------------------------------------------------------------
                                                   Alger                                        Dreyfus         Dreyfus
                                                American Income                 Alliance VP
                                                & Growth        Alliance VP     Premier
                                                              Growth & Income    Growth       Appreciation     Small Cap
----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------
Investment income                               $     6,549     $    51,315    $         -    $     6,130     $       290
-----------------------------------------------

-----------------------------------------------
Expenses
-----------------------------------------------
   Mortality and expense risk and                   (11,991)        (14,669)       (12,689)        (5,755)         (7,206)
     administrative expense charge
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (5,442)         36,646        (12,689)           375          (6,916)
-----------------------------------------------

-----------------------------------------------
Net realized and unrealized gains (losses) on
   investments
-----------------------------------------------
     Realized gain (loss) on investment
       transactions                                (128,829)        (24,009)       (68,637)       (10,859)       (114,940)
-----------------------------------------------
     Unrealized appreciation (depreciation)        (265,675)       (358,366)      (351,602)       (92,596)        (25,477)
       of investments
----------------------------------------------------------------------------------------------------------------------------
Net gains (losses) on investments                  (394,504)       (382,375)      (420,239)      (103,455)       (140,417)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets           $  (399,946)    $  (345,729)   $  (432,928)   $  (103,080)    $  (147,333)
   resulting from operations
----------------------------------------------==============================================================================






                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                       Statement of Operations (continued)

                          Year ended December 31, 2002


                                                                              Sub-accounts
----------------------------------------------------------------------------------------------------------------------------
                                                   Janus           Janus
                                                               Aspen Series       MFS(R)          MFS(R)
                                                Aspen Series     Worldwide      Emerging       Investors         MFS(R)
                                                  Balanced        Growth         Growth          Trust         Research
----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------
Investment income                               $    39,573     $    12,173    $         -    $     2,046     $       922
-----------------------------------------------

-----------------------------------------------
Expenses
-----------------------------------------------
   Mortality and expense risk and                   (17,593)        (15,922)        (5,177)        (4,238)         (3,680)
     administrative expense charge
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         21,980          (3,749)        (5,177)        (2,192)         (2,758)
-----------------------------------------------

-----------------------------------------------
Net realized and unrealized gains (losses) on
   investments
-----------------------------------------------
     Realized gain (loss) on investment
       transactions                                (117,641)       (194,132)      (156,644)       (32,337)        (66,011)
-----------------------------------------------
     Unrealized appreciation (depreciation)         (27,614)       (232,732)       (34,011)       (57,591)        (30,473)
       of investments
----------------------------------------------------------------------------------------------------------------------------
Net gains (losses) on investments                  (145,255)       (426,864)      (190,655)       (89,928)        (96,484)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets           $  (123,275)    $  (430,613)   $  (195,832)   $   (92,120)    $   (99,242)
   resulting from operations
----------------------------------------------==============================================================================





                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                       Statement of Operations (continued)

                          Year ended December 31, 2002


                                                                              Sub-accounts
----------------------------------------------------------------------------------------------------------------------------
                                              Miller Anderson     Miller       Van Kampen    Van Kampen UIF       OCC
                                                                 Anderson          UIF          Emerging
                                                    UIF             UIF       International     Markets      Accumulation
                                                Fixed Income    High Yield       Magnum          Equity      Trust Managed
----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------
Investment income                               $    48,254     $    19,603    $     1,635    $         -     $     5,136
-----------------------------------------------

-----------------------------------------------
Expenses
-----------------------------------------------
   Mortality and expense risk and                    (9,576)         (1,777)        (1,488)          (511)         (3,165)
     administrative expense charge
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         38,678          17,826            147           (511)          1,971
-----------------------------------------------

-----------------------------------------------
Net realized and unrealized gains (losses) on
   investments
-----------------------------------------------
     Realized gains (losses) on investment
       transactions                                   8,708         (11,792)       (14,235)        (4,507)         (1,411)
-----------------------------------------------
     Unrealized appreciation (depreciation)           4,785         (16,273)       (12,363)        (4,002)        (55,183)
       of investments
----------------------------------------------------------------------------------------------------------------------------
Net gains (losses) on investments                    13,493         (28,065)       (26,598)        (8,509)        (56,594)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets           $    52,171     $   (10,239)   $   (26,451)   $    (9,020)    $   (54,623)
   resulting from operations
----------------------------------------------==============================================================================





                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                       Statement of Operations (continued)

                          Year ended December 31, 2002


                                                                       Sub-accounts
-------------------------------------------------------------------------------------------------------------
                                                    OCC          AEGON/TA       AEGON/TA       PIMCO VIT
                                                Accumulation                  Transamerica    Stocks Plus
                                               Trust Small Cap  Transamerica       Money         Growth &
                                                                 Equity         Market          Income
-------------------------------------------------------------------------------------------------------------
                                              --------------------------------

-----------------------------------------------
-----------------------------------------------
Investment income                               $    36,769     $         -    $    25,881    $     6,722
-----------------------------------------------

-----------------------------------------------
Expenses
-----------------------------------------------
   Mortality and expense risk and
     administrative expense charge                   (3,099)        (18,611)       (22,233)        (2,306)
                                              ---------------------------------------------------------------
                                              --------------------------------
Net investment income (loss)                         33,670         (18,611)         3,648          4,416
-----------------------------------------------
-----------------------------------------------

-----------------------------------------------
Net realized and unrealized gains (losses)
   on investments
-----------------------------------------------
   Realized gain (loss) on investment
     transactions                                      (169)       (119,264)             -        (20,113)
-----------------------------------------------
   Unrealized appreciation (depreciation)
     of investments                                (107,318)       (318,276)             -        (24,151)
                                              ---------------------------------------------------------------
                                              --------------------------------
Net gain (loss) on investments                     (107,487)       (437,540)             -        (44,264)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets           $   (73,817)    $  (456,151)   $     3,648    $   (39,848)
   resulting from operations
----------------------------------------------===============================================================

See accompanying notes.




12

                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                       Statement of Changes in Net Assets

                          Year ended December 31, 2002


                                                                              Sub-accounts
----------------------------------------------------------------------------------------------------------------------------
                                                   Alger                                        Dreyfus         Dreyfus
                                                American Income                 Alliance VP
                                                & Growth        Alliance VP     Premier
                                                              Growth & Income    Growth       Appreciation     Small Cap
----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------
Operations
-----------------------------------------------
Net investment income (loss)                    $    (5,442)    $    36,646    $   (12,689)   $       375     $    (6,916)
-----------------------------------------------
Realized gain (loss) on investments                (128,829)        (24,009)       (68,637)       (10,859)       (114,940)
-----------------------------------------------
Unrealized appreciation (depreciation) of          (265,675)       (358,366)      (351,602)       (92,596)        (25,477)
   investments
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets              (399,946)       (345,729)      (432,928)      (103,080)       (147,333)
   resulting from operations
-----------------------------------------------

-----------------------------------------------
Contract transactions
-----------------------------------------------
Deposits                                             35,475         141,418         28,145         56,290          82,153
-----------------------------------------------
Withdrawals                                         (73,252)        (65,913)       (49,784)       (32,942)        (42,750)
-----------------------------------------------
Transfers between sub-accounts                      138,686         490,610        100,908        106,290         122,560
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets               100,909         566,115         79,269        129,638         161,963
   resulting from contract transactions
----------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets            (299,037)        220,386       (353,659)        26,558          14,630
-----------------------------------------------

-----------------------------------------------
Net assets at beginning of year                   1,175,582       1,182,240      1,326,974        466,516         586,738
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $   876,545     $ 1,402,626    $   973,315    $   493,074     $   601,368
----------------------------------------------==============================================================================






                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                 Statement of Changes in Net Assets (continued)

                          Year ended December 31, 2002


                                                                              Sub-accounts
----------------------------------------------------------------------------------------------------------------------------
                                                   Janus           Janus                          MFS(R)
                                                               Aspen Series       MFS(R)
                                                Aspen Series     Worldwide      Emerging                         MFS(R)
                                                  Balanced        Growth         Growth     Investors Trust    Research
----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------
Operations
-----------------------------------------------
Net investment income (loss)                    $     21,980    $     (3,749)  $     (5,177)  $     (2,192)   $     (2,758)
-----------------------------------------------
Realized gain (loss) on investments                 (117,641)       (194,132)      (156,644)       (32,337)        (66,011)
-----------------------------------------------
Unrealized appreciation (depreciation) of            (27,614)       (232,732)       (34,011)       (57,591)        (30,473)
   investments
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets               (123,275)       (430,613)      (195,832)       (92,120)        (99,242)
   resulting from operations
-----------------------------------------------

-----------------------------------------------
Contract transactions
-----------------------------------------------
Deposits                                              82,889          65,892         18,890         66,997          29,466
-----------------------------------------------
Withdrawals                                         (223,438)        (54,998)       (26,837)       (49,451)        (10,113)
-----------------------------------------------
Transfers between sub-accounts                       404,536         (43,809)        (5,906)        32,849          (6,559)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from contract transactions              263,987         (32,915)       (13,853)        50,395          12,794
----------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets              140,712        (463,528)      (209,685)       (41,725)        (86,448)
-----------------------------------------------

-----------------------------------------------
Net assets at beginning of year                    1,370,082       1,622,865        556,520        374,347         389,737
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $  1,510,794    $  1,159,337   $    346,835   $    332,622    $    303,289
----------------------------------------------==============================================================================






                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                 Statement of Changes in Net Assets (continued)

                          Year ended December 31, 2002


                                                                              Sub-accounts
----------------------------------------------------------------------------------------------------------------------------
                                                   Miller         Miller     Van Kampen UIF  Van Kampen UIF       OCC
                                                  Anderson       Anderson
                                                    UIF             UIF       International     Emerging     Accumulation
                                                Fixed Income    High Yield       Magnum      Markets Equity  Trust Managed
----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------
Operations
-----------------------------------------------
Net investment income (loss)                    $    38,678     $    17,826    $       147    $      (511)    $     1,971
-----------------------------------------------
Realized gain (loss) on investments                   8,708         (11,792)       (14,235)        (4,507)         (1,411)
-----------------------------------------------
Unrealized appreciation (depreciation) of             4,785         (16,273)       (12,363)        (4,002)        (55,183)
   investments
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                52,171         (10,239)       (26,451)        (9,020)        (54,623)
   resulting from operations
-----------------------------------------------

-----------------------------------------------
Contract transactions
-----------------------------------------------
Deposits                                             83,030          33,811         19,964          5,676          38,986
-----------------------------------------------
Withdrawals                                         (61,273)         (2,212)       (23,581)          (632)         (3,588)
-----------------------------------------------
Transfers between sub-accounts                      448,307          32,071         52,594         25,848          67,766
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets               470,064          63,670         48,977         30,892         103,164
   resulting from contract transactions
----------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets             522,235          53,431         22,526         21,872          48,541
-----------------------------------------------

-----------------------------------------------
Net assets at beginning of year                     599,275         147,227        123,386         29,558         266,430
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 1,121,510     $   200,658    $   145,912    $    51,430     $   314,971
----------------------------------------------==============================================================================






13

                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                 Statement of Changes in Net Assets (continued)

                          Year ended December 31, 2002


                                                                       Sub-accounts
-------------------------------------------------------------------------------------------------------------
                                                    OCC          AEGON/TA       AEGON/TA       PIMCO VIT
                                                Accumulation   Transamerica   Transamerica    Stocks Plus
                                              Trust Small Cap     Equity      Money Market  Growth & Income
-------------------------------------------------------------------------------------------------------------

-----------------------------------------------
Operations
-----------------------------------------------
Net investment income (loss)                    $    33,670     $   (18,611)   $     3,648    $     4,416
-----------------------------------------------
Realized gain (loss) on investments                    (169)       (119,264)             -        (20,113)
-----------------------------------------------
Unrealized appreciation (depreciation) of          (107,318)       (318,276)             -        (24,151)
   investments
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets               (73,817)       (456,151)         3,648        (39,848)
   resulting from operations
-----------------------------------------------

-----------------------------------------------
Contract transactions
-----------------------------------------------
Deposits                                             11,360          77,963      2,048,162         27,977
-----------------------------------------------
Withdrawals                                          (5,757)       (107,781)       (61,441)       (31,407)
-----------------------------------------------
Transfers between sub-accounts                      139,663          79,181     (2,315,119)       218,289
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets               145,266          49,363       (328,398)       214,859
   resulting from contract
   transactions
-------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets              71,449        (406,788)      (324,750)       175,011
-----------------------------------------------

-----------------------------------------------
Net assets at beginning of year                     227,731       1,814,151      2,109,503        173,635
-------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $   299,180     $ 1,407,363    $ 1,784,753    $   348,646
----------------------------------------------===============================================================

See accompanying notes.





28

                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                       Statement of Changes in Net Assets

                          Year ended December 31, 2001


                                                                              Sub-accounts
----------------------------------------------------------------------------------------------------------------------------
                                                   Alger                                        Dreyfus         Dreyfus
                                                American Income                 Alliance VP
                                                & Growth        Alliance VP     Premier
                                                              Growth & Income    Growth       Appreciation     Small Cap
----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------
Operations
-----------------------------------------------
Net investment income (loss)                    $    56,150     $    26,211    $    53,806    $      (534)    $    35,012
-----------------------------------------------
Realized gain (loss) on investments                 (37,335)          2,009        (23,289)          (492)        (11,409)
-----------------------------------------------
Unrealized appreciation (depreciation) of          (172,112)        (42,524)      (285,568)       (42,119)        (41,418)
   investments
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets              (153,297)        (14,304)      (255,051)       (43,145)        (17,815)
   resulting from operations
-----------------------------------------------

-----------------------------------------------
Contract transactions
-----------------------------------------------
Deposits                                             70,225         149,103         19,905         29,527          85,315
-----------------------------------------------
Withdrawals                                         (20,554)        (16,732)       (27,188)        (5,541)         (7,664)
-----------------------------------------------
Transfers between sub-accounts                      350,070         474,898        361,648        165,343         232,188
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets               399,741         607,269        354,365        189,329         309,839
   resulting from contract transactions
----------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets             246,444         592,965         99,314        146,184         292,024
-----------------------------------------------

-----------------------------------------------
Net assets at beginning of year                     929,138         589,275      1,227,660        320,332         294,714
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 1,175,582     $ 1,182,240    $ 1,326,974    $   466,516     $   586,738
----------------------------------------------==============================================================================






                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                       Statement of Changes in Net Assets

                          Year ended December 31, 2001


                                                                              Sub-accounts
----------------------------------------------------------------------------------------------------------------------------
                                                   Janus           Janus                          MFS(R)
                                                               Aspen Series       MFS(R)
                                                Aspen Series     Worldwide      Emerging                         MFS(R)
                                                  Balanced        Growth         Growth     Investors Trust    Research
----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------
Operations
-----------------------------------------------
Net investment income (loss)                    $    19,931     $    (9,356)   $    30,842    $     6,211     $    44,327
-----------------------------------------------
Realized gain (loss) on investments                  (6,260)         (4,079)       (26,388)        (3,425)        (20,736)
-----------------------------------------------
Unrealized appreciation (depreciation) of           (79,444)       (404,297)      (243,551)       (64,818)       (111,169)
   investments
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets               (65,773)       (417,732)      (239,097)       (62,032)        (87,578)
   resulting from operations
-----------------------------------------------

-----------------------------------------------
Contract transactions
-----------------------------------------------
Deposits                                            130,953          46,624          8,587         44,973          33,587
-----------------------------------------------
Withdrawals                                         (20,221)        (29,866)       (10,868)        (5,134)         (5,716)
-----------------------------------------------
Transfers between sub-accounts                      235,337         436,270        165,843         65,506          96,218
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from contract transactions             346,069         453,028        163,562        105,345         124,089
----------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets             280,296          35,296        (75,535)        43,313          36,511
-----------------------------------------------

-----------------------------------------------
Net assets at beginning of year                   1,089,786       1,587,569        632,055        331,034         353,226
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 1,370,082     $ 1,622,865    $   556,520    $   374,347     $   389,737
----------------------------------------------==============================================================================






                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                 Statement of Changes in Net Assets (continued)

                          Year ended December 31, 2001


                                                                              Sub-accounts
----------------------------------------------------------------------------------------------------------------------------
                                                                  MS UIF         MS UIF     MS UIF Emerging       OCC
                                                   MS UIF                     International                  Accumulation
                                                Fixed Income    High Yield       Magnum      Markets Equity  Trust Managed
----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------
Operations
-----------------------------------------------
Net investment income (loss)                    $    28,394     $    15,371    $      (532)   $      (379)    $      (108)
-----------------------------------------------
Realized gain (loss) on investments                   2,037          (2,280)        (1,589)       (10,162)            (76)
-----------------------------------------------
Unrealized appreciation (depreciation) of             1,084         (20,686)       (22,284)         6,618         (15,367)
   investments
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                31,515          (7,595)       (24,405)        (3,923)        (15,551)
   resulting from operations
-----------------------------------------------

-----------------------------------------------
Contract transactions
-----------------------------------------------
Deposits                                             42,991           4,603              -              -          61,924
-----------------------------------------------
Withdrawals                                          (9,093)         (1,666)        (1,524)          (445)         (2,364)
-----------------------------------------------
Transfers between sub-accounts                      221,261          66,599         60,264         (3,687)        143,163
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets               255,159          69,536         58,740         (4,132)        202,723
   resulting from contract transactions
----------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets             286,674          61,941         34,335         (8,055)        187,172
-----------------------------------------------

-----------------------------------------------
Net assets at beginning of year                     312,601          85,286         89,051         37,613          79,258
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $   599,275     $   147,227    $   123,386    $    29,558     $   266,430
----------------------------------------------==============================================================================






                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                 Statement of Changes in Net Assets (continued)

                          Year ended December 31, 2001


                                                                       Sub-accounts
-------------------------------------------------------------------------------------------------------------
                                                    OCC        Transamerica   Transamerica     PIMCO VIT
                                                Accumulation                       VIF        Stocks Plus
                                              Trust Small Cap   VIF Growth    Money Market  Growth & Income
-------------------------------------------------------------------------------------------------------------

-----------------------------------------------
Operations
-----------------------------------------------
Net investment income (loss)                    $       (98)    $     7,516    $    45,735    $     4,733
-----------------------------------------------
Realized gain (loss) on investments                     660         (11,585)             -           (961)
-----------------------------------------------
Unrealized appreciation (depreciation) of            13,602        (354,933)             -        (19,664)
   investments
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                14,164        (359,002)        45,735        (15,892)
   resulting from operations
-----------------------------------------------

-----------------------------------------------
Contract transactions
-----------------------------------------------
Deposits                                             18,022          53,038      5,002,485         23,829
-----------------------------------------------
Withdrawals                                          (4,136)        (42,786)       (31,645)        (1,594)
-----------------------------------------------
Transfers between sub-accounts                      185,158         247,491     (4,212,781)        85,900
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets               199,044         257,743        758,059        108,135
   resulting from contract
   transactions
-------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets             213,208        (101,259)       803,794         92,243
-----------------------------------------------

-----------------------------------------------
Net assets at beginning of year                      14,523       1,915,410      1,305,709         81,392
-------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $   227,731     $ 1,814,151    $ 2,109,503    $   173,635
----------------------------------------------===============================================================

See accompanying notes.

                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2002


1. Organization

Separate Account VUL-2 of Transamerica Occidental Life Insurance Company (Separate Account) was established by Transamerica Occidental Life Insurance Company (Transamerica) as a separate account under the laws of the state of Iowa. The Separate Account is registered with the Securities and Exchange Commission (Commission) as a unit investment trust under the Investment Company Act of 1940, as amended, and is designed to provide life insurance benefits pursuant to variable life insurance contracts (Contract) issued by Transamerica. The Separate Account commenced operations when initial deposits were received on May 14, 1999. Not all sub-accounts within the Separate Account received initial deposits on that date. The Contract allows policyholders to direct funds into a fixed interest account that is not part of the Separate Account.

In accordance with the terms of the Contract, all payments are directed either to the fixed account or to sub-accounts within the Separate Account. Payments allocated to the Separate Account by policy owners must be allocated to purchase units of one or more of the Separate Account's 19 sub-accounts as indicated below, each of which invests exclusively in a specific corresponding mutual fund portfolio (Fund). The Funds are open-end management investment companies registered under the Investment Company Act of 1940.

                   Sub-Accounts                                     Underlying Portfolios
------------------------------------------------------------------------------------------------------------
                                                   The Alger American Fund
   Alger American Income & Growth                     Alger American Income & Growth Portfolio

                                                   Alliance Variable Products Series Funds
   Alliance VP Growth & Income                        Alliance VP Growth & Income
   Alliance VP Premier Growth                         Alliance VP Premier Growth

                                                    Dreyfus Variable Investments Fund
   Dreyfus Appreciation                               Dreyfus VIF Appreciation Portfolio
   Dreyfus Small Cap                                  Dreyfus VIF Small Cap Portfolio





                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                    Notes to Financial Statements (continued)




1. Organization (continued)

                    Sub-Accounts                                     Underlying Portfolios
-------------------------------------------------------------------------------------------------------------

                                                    Janus Aspen Series
   Janus Aspen Series Balanced                         Janus Aspen Series Balanced
   Janus Aspen Series Worldwide Growth                 Janus Aspen Series Worldwide Growth

                                                       MFS Variable Insurance Trust
   MFS(R) Emerging Growth                                MFS(R) Emerging Growth Series
   MFS(R) Investors Trust                                MFS(R) Investors Trust Series1
   MFS(R) Research                                       MFS(R) Research Series

                                                    The Miller Anderson Universal Institutional Funds
Miller Anderson UIF Fixed Income                       Miller Anderson UIF High Yield Portfolio2
Miller Anderson UIF High Yield                         Miller Anderson UIF Fixed Income Portfolio3
Van Kampen UIF International Magnum                    Van Kampen UIF International Magnum Portfolio 4
Van Kampen UIF Emerging Markets Equity                 Van Kampen UIF Emerging Markets Equity
                                                       Portfolio 5

                                                    OCC Accumulation Trust
OCC Accumulation Trust Managed                         OCC Accumulation Trust Managed Portfolio
OCC Accumulation Trust Small Cap                       OCC Accumulation Trust Small Cap Portfolio

                                                     AEGON/TA Transamerica Series Fund
AEGON/TA Transamerica Equity                           AEGON/TA Transamerica Equity 6
AEGON/TA Transamerica Money Market                     AEGON/TA Transamerica Money Market 7

                                                      PIMCO Variable Insurance Trust
PIMCO VIT Stocks Plus Growth & Income                  PIMCO VIT Stocks Plus Growth & Income

1 Formerly MFS(R) Growth with Income Series 2 Formerly MS UIF High Yield
Portfolio 3 Formerly MS UIF Fixed Income Portfolio 4 Formerly MS UIF
International Magnum Portfolio 5 Formerly MS UIF Emerging Markets Equity
Portfolio 6 Formerly Transamerica VIF Growth Portfolio 7 Formerly Transamerica
VIF Money Market

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Transamerica's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Transamerica may conduct.

2. Significant Accounting Policies

The accompanying financial statements of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein. The accounting principles followed and the methods of applying those principles are presented below:

Investment Valuation - Investments in the Funds' shares are carried at fair (net asset) value. Realized investment gains or losses on investments are determined on a specific-identification basis. Investment transactions are accounted for on the date the order to buy or sell is executed (trade date).

Investment Income - Investment income consists of dividend income (both ordinary and capital gains) and is recognized on the ex-dividend date. All distributions received are reinvested in the respective sub-accounts.

Federal Income Taxes - Operations of the Separate Account are part of, and will be taxed with, those of Transamerica, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current federal income tax laws, income from assets maintained in the Separate Account for the exclusive benefit of participants generally is not subject to federal income tax.

3. Expenses and Charges

Transamerica assumes mortality and expense risk related to the operations of the Separate Account. Transamerica deducts a daily charge from each sub-account which is equal, on an annual basis, to 0.80% of the daily net asset value of the sub-account. An administrative expense charge is also deducted by Transamerica from each sub-account on a daily basis which is equal, on an annual basis, to 0.30% of the daily net asset value of the sub-account.

On a monthly basis, contract accounts are reduced by a fee for the cost of insurance, which varies depending on the type of contract and underwriting class. In addition, for the first 10 contract years, an annual fee equal to 0.40% and 0.20% is deducted for distribution expenses and for federal, state and local taxes, respectively. Transamerica reserves the right to impose a withdrawal transaction fee of 2.0% of the amount withdrawn not to exceed $25. The first 18 transfers in a policy year are free. After that, a transfer charge not to exceed $25 is deducted from amounts transferred in that policy year. For each projection of value in addition to the annual statement during a contract year, a transaction charge of $25 is deducted from the policy value. Currently, there is no transaction fee for partial withdrawals.


4. Investment Transactions

The aggregate cost of purchases and the aggregate proceeds from sales of investments for the year ended December 31, 2002 were:

                                                                  Aggregate         Aggregate
                                                                  Purchases           Sales
                                                              ------------------------------------
                                                              ------------------------------------

Sub-accounts
Alger American Income & Growth                                  $      209,368    $      113,618
Alliance VP Growth & Income                                            724,594           121,760
Alliance VP Premier Growth                                             152,539            85,677
Dreyfus Appreciation                                                   173,318            43,268
Dreyfus Small Cap                                                      243,113            88,020
Janus Aspen Series Balanced                                            671,247           385,170
Janus Aspen Series Worldwide Growth                                    219,931           256,254
MFS(R)Emerging Growth                                                    72,357            91,209
MFS(R)Investors Trust                                                   127,109            78,866
MFS(R)Research                                                           77,063            66,941
Miller Anderson UIF Fixed Income                                       593,026            84,270
Miller Anderson UIF High Yield                                         102,684            21,151
Van Kampen UIF International Magnum                                     71,483            22,348
Van Kampen UIF Emerging Markets Equity                                  35,154             4,759
OCC Accumulation Trust Managed                                         113,265             8,111
OCC Accumulation Trust Small Cap                                       192,639            13,690
AEGON/TA Transamerica Equity                                           279,407           248,419
AEGON/TA Transamerica Money Market                                   2,063,801         2,388,608
PIMCO VIT Stocks Plus Growth & Income                                  260,293            40,995





4. Investment Transactions (continued)

The aggregate cost of purchases and the aggregate proceeds from sales of investments for the year ended December 31, 2001 were:

                                                                  Aggregate         Aggregate
                                                                  Purchases           Sales
                                                              ------------------------------------
                                                              ------------------------------------

Sub-accounts
Alger American Income & Growth                                  $      532,718    $       76,841
Alliance VP Growth & Income                                            683,925            50,429
Alliance VP Premier Growth                                             497,087            88,963
Dreyfus Appreciation                                                   213,108            24,312
Dreyfus Small Cap                                                      367,115            22,304
Janus Aspen Series Balanced                                            470,099           104,090
Janus Aspen Series Worldwide Growth                                    512,977            69,387
MFS(R)Emerging Growth                                                   227,670            33,312
MFS(R)Investors Trust                                                   131,890            20,334
MFS(R)Research                                                          220,721            52,321
MS UIF Fixed Income                                                    308,831            25,284
MS UIF High Yield                                                       92,926             7,987
MS UIF International Magnum                                             63,244             5,038
MS UIF Emerging Markets Equity                                           1,804             6,322
OCC Accumulation Trust Managed                                         207,379             4,761
OCC Accumulation Trust Small Cap                                       211,299            12,353
Transamerica VIF Growth                                                442,747           177,555
Transamerica VIF Money Market                                        5,039,686         4,236,266
PIMCO VIT Stocks Plus Growth & Income                                  115,664             2,799




5. Accumulation Units

The changes in accumulation units for the year ended December 31, 2002 are summarized as follows (rounded to whole units):

                                                      Units           Units       Net Increase
                                                      Issued        Redeemed       (Decrease)
                                                 ------------------------------------------------
                                                 ------------------------------------------------

Sub-accounts
Alger American Income & Growth                            23,053         (13,680)         9,373
Alliance VP Growth & Income                               63,047         (12,244)        50,803
Alliance VP Premier Growth                                23,540         (12,983)        10,557
Dreyfus Appreciation                                      19,373          (5,667)        13,706
Dreyfus Small Cap                                         19,973          (7,881)        12,092
Janus Aspen Series Balanced                               62,549         (39,400)        23,149
Janus Aspen Series Worldwide Growth                       24,233         (29,541)        (5,308)
MFS(R)Emerging Growth                                      10,840         (14,065)        (3,225)
MFS(R)Investors Trust                                      15,250          (9,535)         5,715
MFS(R)Research                                             11,214          (9,480)         1,734
Miller Anderson UIF Fixed Income                          46,799          (7,867)        38,932
Miller Anderson UIF High Yield                            10,564          (2,500)         8,064
Van Kampen UIF International Magnum                        9,533          (3,572)         5,961
Van Kampen UIF Emerging Markets Equity                     3,854            (564)         3,290
OCC Accumulation Trust Managed                            11,347            (670)        10,677
OCC Accumulation Trust Small Cap                          10,719          (1,069)         9,650
AEGON/TA Transamerica Equity                              34,184         (33,050)         1,134
AEGON/TA Transamerica Money Market                     2,015,649      (2,315,198)      (299,549)
PIMCO VIT Stocks Plus Growth & Income                     33,952          (5,106)        28,846




5. Accumulation Units (continued)

The changes in accumulation units for the year ended December 31, 2001 are summarized as follows (rounded to whole units):


                                                      Units           Units       Net Increase
                                                      Issued        Redeemed       (Decrease)
                                                 ------------------------------------------------
                                                 ------------------------------------------------

Sub-accounts
Alger American Income & Growth                            38,642          (4,861)        33,781
Alliance VP Growth & Income                               52,455          (4,555)        47,900
Alliance VP Premier Growth                                47,033          (8,769)        38,264
Dreyfus Appreciation                                      21,558          (2,801)        18,757
Dreyfus Small Cap                                         24,287          (1,104)        23,183
Janus Aspen Series Balanced                               40,225          (9,759)        30,466
Janus Aspen Series Worldwide Growth                       44,954          (5,418)        39,536
MFS(R)Emerging Growth                                      19,217          (3,480)        15,737
MFS(R)Investors Trust                                      13,862          (2,604)        11,258
MFS(R)Research                                             18,638          (5,895)        12,743
MS UIF Fixed Income                                       24,953          (2,640)        22,313
MS UIF High Yield                                          8,153            (601)         7,552
MS UIF International Magnum                                6,304            (495)         5,809
MS UIF Emerging Markets Equity                               238            (880)          (642)
OCC Accumulation Trust Managed                            18,155            (449)        17,706
OCC Accumulation Trust Small Cap                          13,812            (783)        13,029
Transamerica VIF Growth                                   43,524         (16,684)        26,840
Transamerica VIF Money Market                          7,132,728      (6,443,337)       689,391
PIMCO VIT Stocks Plus Growth & Income                     11,247            (211)        11,036


6. Financial Highlights

A summary of units values and units outstanding for the Contract and the expense ratios and investment income ratios, excluding expenses of the underlying funds, and total returns as of and for the years ended December 31, 2002 and 2001, is as follows:

                                                                                             Expenses as a
                                                                      Total      Investment  Percentage of
                                     Accumulation   Accumulation    Contract       Income     Average Net      Total
            Sub-account                  Units       Unit Value       Value        Ratio*       Assets**     Return***
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Alger American Income & Growth
2002                                  112,299.31     $      7.81    $  876,828       0.64%          0.80%      (31.65)%
2001                                  102,925.65           11.42     1,175,582       0.35           0.80       (15.00)

Alliance VP Growth & Income
2002                                  145,882.94            9.61     1,402,700       0.63           0.80       (22.68)
2001                                   95,080.19           12.43     1,182,240       0.51           0.80        (0.44)

Alliance VP Premier Growth
2002                                  169,931.85            5.73       973,597        N/A           0.80       (31.20)
2001                                  159,374.71            8.33     1,326,974        N/A           0.80       (17.86)

Dreyfus Appreciation
2002                                   62,778.73            7.85       493,110       1.20           0.80       (17.38)
2001                                   49,072.08            9.51       466,516       0.99           0.80       (10.03)

Dreyfus Small Cap
2002                                   55,656.38           10.81       601,414       0.04           0.80       (19.77)
2001                                   43,563.94           13.47       586,738       0.49           0.80        (6.87)

Janus Aspen Series Balanced
2002                                  146,119.41           10.34     1,510,905       2.52           0.80        (7.19)
2001                                  122,970.11           11.14     1,370,082       2.79           0.80        (5.43)

Janus Aspen Series Worldwide Growth
2002                                  154,612.78            7.50     1,159,678       0.88           0.80       (26.10)
2001                                  159,920.76           10.15     1,622,865       0.53           0.80       (23.05)

MFS(R) Emerging Growth
2002                                   59,604.79            5.82       347,012        N/A           0.80       (34.29)
2001                                   62,829.76            8.86       556,520        N/A           0.80       (34.01)





6. Financial Highlights (continued)

                                                                                             Expenses as a
                                                                      Total      Investment  Percentage of
                                     Accumulation   Accumulation    Contract       Income     Average Net      Total
            Sub-account                  Units       Unit Value       Value        Ratio*       Assets**     Return***
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

MFS(R) Investors Trust
2002                                   48,575.19     $      6.85    $  332,662       0.56%          0.80%      (21.60)%
2001                                   42,860.13            8.73       374,347       0.49           0.80       (16.62)

MFS(R) Research
2002                                   45,395.05            6.68       303,376       0.28           0.80       (25.14)
2001                                   43,660.97            8.93       389,737       0.01           0.80       (21.87)

Miller Anderson UIF Fixed Income
2002                                   90,308.08           12.42     1,121,524       4.54           0.80         6.47
2001                                   51,376.35           11.66       599,275       7.52           0.80        (8.44)

Miller Anderson UIF High Yield
2002                                   24,799.82            8.09       200,696      12.24           0.80        (8.01)
2001                                   16,735.65            8.80       147,227      14.08           0.80        (5.24)

Van Kampen UIF
   International Magnum
2002                                   19,722.73            7.40       145,923       1.23           0.80       (17.48)
2001                                   13,761.80            8.97       123,386       0.60           0.80       (19.93)

Van Kampen UIF
Emerging Markets Equity
2002                                    6,842.80            7.52        51,445        N/A           0.80        (9.63)
2001                                    3,552.71            8.32        29,558        N/A           0.80        (7.23)

OCC Accumulation Trust
   Managed
2002                                   35,289.39            8.93       314,989       1.79           0.80       (17.55)
2001                                   24,612.28           10.83       266,430       1.06           0.80        (5.67)

OCC Accumulation Trust
   Small Cap
2002                                   23,637.33           12.66       299,192       0.06           0.80       (22.26)
2001                                   13,986.95           16.28       227,731       0.10           0.80         7.46

AEGON/TA Transamerica
   Equity
2002                                  196,800.79            7.15     1,407,600        N/A           0.80       (22.86)
2001                                  195,667.63            9.27     1,814,151        N/A           0.80       (18.28)





6. Financial Highlights (continued)

                                                                                             Expenses as a
                                                                      Total      Investment  Percentage of
                                     Accumulation   Accumulation    Contract       Income     Average Net      Total
            Sub-account                  Units       Unit Value       Value        Ratio*       Assets**     Return***
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

AEGON/TA Transamerica
   Money Market
2002                                1,594,024.62     $      1.12    $1,784,696       1.31%          0.80%        0.50%
2001                                1,893,573.62            1.11     2,109,503       3.38           0.80         2.71

PIMCO VIT Stocks Plus Growth
   & Income
2002                                   47,608.85            7.32       348,669       3.31           0.80       (20.86)
2001                                   18,763.51            9.25       173,635       4.66           0.80       (12.14)

* These amounts represent the dividends, excluding distributions or capital gains, received by the sub-account from the underlying portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying portfolios in which the sub-accounts invest.

** These ratios represent the annualized contract expenses of each sub-account, consisting primarily of mortality and expense and administrative expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units are excluded.

*** These amounts represent the total return for the year for each sub-account as a whole, including changes in the value of the underlying fund and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. An individual owners' return may vary based on the timing of the individual's capital transactions.

FINANCIAL STATEMENTS AND SCHEDULES - STATUTORY BASIS

Transamerica Occidental Life Insurance Company
Years Ended December 31, 2002, 2001, and 2000

                 Transamerica Occidental Life Insurance Company

              Financial Statements and Schedules - Statutory Basis

                  Years Ended December 31, 2002, 2001, and 2000




                                    Contents

Report of Independent Auditors...........................................................................1

Audited Financial Statements

Balance Sheets - Statutory Basis.........................................................................3
Statements of Operations - Statutory Basis...............................................................5
Statements of Changes in Capital and Surplus - Statutory Basis...........................................7
Statements of Cash Flow - Statutory Basis................................................................8
Notes to Financial Statements - Statutory Basis.........................................................10

Statutory-Basis Financial Statement Schedules

Schedule I - Summary of Investments - Other Than Investments in Related Parties.........................48
Schedule III - Supplementary Insurance Information......................................................49
Schedule IV - Reinsurance...............................................................................50


                         Report of Independent Auditors

The Board of Directors
Transamerica Occidental Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Occidental Life Insurance Company, an indirect, wholly-owned subsidiary of AEGON N.V., as of December 31, 2002 and 2001, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2002. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Occidental Life Insurance Company at December 31, 2002 and 2001, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2002.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Occidental Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2002, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 2 to the financial statements, in 2002 Transamerica Occidental Life Insurance Company changed various accounting policies to be in accordance with Actuarial Guideline 39.

As described in Note 2 to the financial statements, in 2001 Transamerica Occidental Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Division, Department of Commerce, of the State of Iowa.

/s/ Ernst & Young LLP

Des Moines, Iowa
February 14, 2003

                 Transamerica Occidental Life Insurance Company

                        Balance Sheets - Statutory Basis
                (Dollars in Thousands, Except per Share Amounts)

                                                                                   December 31
                                                                             2002              2001
                                                                       ------------------------------------
Admitted assets Cash and invested assets:
   Bonds                                                                     $13,898,350      $13,994,027
   Preferred stocks:
     Affiliated entities                                                             231            1,068
     Other                                                                        82,917           71,829
   Common stocks:
     Affiliated entities (cost: 2002 - $645,348;
       2001- $415,348)                                                         1,091,504          964,082
     Other (cost: 2002 - $80,911; 2001 - $411,193)                                82,793          421,560
   Mortgage loans on real estate                                               2,107,263        1,691,144
   Real estate at cost, less accumulated depreciation:
      (2002 - $128,877; 2001 - $123,385)
     Home office properties                                                            -           85,310
     Investment properties                                                           186              186
     Properties held for sale                                                     80,164                -
   Policy loans                                                                  402,556          411,306
   Cash and short-term investments                                               233,666          172,913
   Receivables for securities                                                      2,498                -
   Net short-term notes receivable from affiliates                                     -          114,795
   Other invested assets                                                         808,877          601,144
                                                                       ------------------------------------
Total cash and invested assets                                                18,791,005       18,529,364

Federal and foreign income tax recoverable                                        69,193           40,456
Net deferred income tax asset                                                    134,048          105,070
Accrued investment income                                                        210,140          219,386
Premiums deferred and uncollected                                                193,010          243,404
Reinsurance receivable                                                           151,745          116,195
Receivable from parent, subsidiaries and affiliates                              190,311                -
Accounts receivable                                                               75,603          103,620
General agents pension fund                                                       47,991           55,040
Funds withheld by affiliates under reinsurance treaties                          830,952          562,853
Other admitted assets                                                            213,289          183,331
Separate account assets                                                        3,209,025        4,124,050


                                                                       ------------------------------------
Total admitted assets                                                        $24,116,312      $24,282,769
                                                                       ====================================




                                                                                   December 31
                                                                             2002              2001
                                                                       ------------------------------------
Liabilities and capital and surplus
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                                    $ 5,846,575     $  5,329,698
     Annuity                                                                   3,719,371        3,755,862
     Accident and health                                                          77,596           74,034
   Liability for deposit-type contracts                                        4,510,173        4,918,103
   Policy and contract claim reserves:
     Life                                                                        300,497           32,527
     Accident and health                                                          84,674          104,983
   Other policyholders' funds                                                     14,434           15,035
   Municipal reverse repurchase agreements                                       493,976          368,209
   Remittances and items not allocated                                           153,272          119,068
   Short-term intercompany notes payable                                         214,000                -
   Asset valuation reserve                                                       116,315          179,307
   Interest maintenance reserve                                                  133,408           90,208
   Funds held under coinsurance and other reinsurance treaties
                                                                               2,762,248        2,591,742
   Reinsurance in unauthorized reinsurers                                         13,829           77,809
   Commissions and expense allowances payable on reinsurance assumed
                                                                                  27,509           23,126
   Payable for securities                                                              -           45,946
   Payable to affiliates                                                               -           20,077
   Transfers to separate accounts due or accrued                                 (67,751)         (81,230)
   Other liabilities                                                             230,022          553,937
   Separate account liabilities                                                3,117,280        4,004,807
                                                                       ------------------------------------
Total liabilities                                                             21,747,428       22,223,248

Capital and surplus:
   Common stock, $12.50 per share par value, 4,000,000 shares
     authorized, 2,206,933 issued and outstanding                                 27,587           27,587
   Surplus notes                                                                 200,000                -
   Paid-in surplus                                                             1,168,279          889,600
   Unassigned surplus                                                            973,018        1,142,334
                                                                       ------------------------------------
                                                                       ------------------------------------
Total capital and surplus                                                      2,368,884        2,059,521
                                                                       ------------------------------------
                                                                       ------------------------------------
Total liabilities and capital and surplus                                    $24,116,312      $24,282,769
                                                                       ====================================

See accompanying notes.



                 Transamerica Occidental Life Insurance Company

                   Statements of Operations - Statutory Basis
                             (Dollars in Thousands)

                                                                       Year Ended December 31
                                                                2002            2001            2000
                                                          -------------------------------------------------
Revenues:
   Premiums and other considerations, net of reinsurance:
     Life                                                     $1,202,857      $1,176,575      $1,270,078
     Annuity                                                     747,213         492,944       1,179,915
     Accident and health                                          42,426          66,672         118,827
   Net investment income                                       1,052,416       1,194,667       1,108,214
   Amortization of interest maintenance reserve                      714             629          (2,359)
   Commissions and expense allowances on reinsurance
     ceded                                                       301,824         308,252         415,788
   Income from fees associated with investment
     management, administration and contract guarantees
     for separate accounts                                        38,359          34,348          36,536
   Modco reinsurance reserve adjustment                          225,067         591,716         343,852
   Other income                                                   15,976          61,387         153,589
                                                          -------------------------------------------------
                                                          -------------------------------------------------
                                                               3,626,852       3,927,190       4,624,440
Benefits and expenses:
   Benefits paid or provided for:
     Life and accident and health                                510,349         562,473         723,471
     Surrender benefits                                        1,049,760       1,231,866       1,136,953
     Other benefits                                              616,594         721,076         924,707
     Increase (decrease) in aggregate reserves for
       policies and contracts:
         Life                                                    645,634         423,176         328,852
         Annuity                                                (105,336)       (175,893)       (181,511)
         Accident and health                                       3,562         (30,092)         (3,632)
         Other                                                         -               -          10,792
                                                          -------------------------------------------------
                                                          -------------------------------------------------
                                                               2,720,563       2,732,606       2,939,632
   Insurance expenses:
     Commissions                                                 451,204         481,455         680,635
     General insurance expenses                                  225,659         249,466         331,316
     Taxes, licenses and fees                                     41,260          33,889          42,636
     Net transfer to (from) separate accounts                   (238,754)        (42,615)        175,350
     Modco reinsurance interest adjustment                       325,866         420,478         391,739
     Other                                                       (18,129)          6,229         138,410
                                                          -------------------------------------------------
                                                          -------------------------------------------------
                                                                 787,106       1,148,902       1,760,086
                                                          -------------------------------------------------
                                                          -------------------------------------------------
                                                               3,507,669       3,881,508       4,699,718
                                                          -------------------------------------------------
                                                          -------------------------------------------------
Gain (loss) from operations before dividends to policyholders, federal income tax expense (benefit) and net realized capital gains
   (losses) on investments                                       119,183          45,682         (75,278)





                 Transamerica Occidental Life Insurance Company

             Statements of Operations - Statutory Basis (continued)
                             (Dollars in Thousands)

                                                                       Year Ended December 31
                                                                2002            2001            2000
                                                          -------------------------------------------------

Dividends to policyholders                                   $     2,025     $     9,073     $     9,377
                                                          -------------------------------------------------
Gain (loss) from operations before federal income tax expense (benefit) and net realized capital gains
   (losses) on investments                                       117,158          36,609         (84,655)
Federal income tax expense (benefit)                              41,008         (11,575)          6,152
                                                          -------------------------------------------------
Gain (loss) from operations before net realized capital
   gains on investments                                           76,150          48,184         (90,807)
Net realized capital gains (losses) on investments (net
   of related federal income taxes and amounts
   transferred from/to interest maintenance reserve)            (140,670)         13,610         292,197
                                                          -------------------------------------------------
Net income (loss)                                            $   (64,520)    $    61,794     $   201,390
                                                          =================================================

See accompanying notes.


                 Transamerica Occidental Life Insurance Company

         Statements of Changes in Capital and Surplus - Statutory Basis
                             (Dollars in Thousands)

                                             Common Stock    Surplus  Paid-in Surplus   Unassigned   Total Capital
                                                              Notes                      Surplus      and Surplus
                                            -------------------------------------------------------------------------
Balance at January 1, 2000                  $     27,587   $          $    509,600    $    1,426,737$   1,963,924
                                                                     -
   Net income                                         -              -           -           201,390      201,390
   Change in non-admitted assets                      -              -           -            42,867       42,867
   Change in unrealized capital                       -              -           -          (528,752)    (528,752)
     gains/losses
   Change in asset valuation reserve                  -              -           -           247,333      247,333
   Cash dividend to stockholder                       -              -           -          (135,000)    (135,000)
   Dividend of subsidiary to stockholder              -              -           -          (210,386)    (210,386)
   Change in liability for reinsurance in
     unauthorized companies                           -              -           -           (19,364)     (19,364)
   Change in surplus in separate accounts             -              -           -           (16,755)     (16,755)
   Change in surplus due to reinsurance               -              -           -             9,587        9,587
   Partnership termination                            -              -           -           (46,671)     (46,671)
   Prior year adjustments                             -              -           -           (43,708)     (43,708)
   Capital contribution                               -              -      80,000                 -       80,000
                                            -------------------------------------------------------------------------
                                            -------------------------------------------------------------------------
Balance at December 31, 2000                     27,587              -     589,600           927,278    1,544,465
   Cumulative effect of change in
     accounting principles                            -              -           -            59,703       59,703
   Net income                                         -              -           -            61,794       61,794
   Change in non-admitted assets                      -              -           -            47,524       47,524
   Change in unrealized capital                       -              -           -          (110,781)    (110,781)
     gains/losses
   Change in asset valuation reserve                  -              -           -           152,318      152,318
   Tax benefit on stock options exercised             -              -           -                 2            2
   Change in liability for reinsurance in
     unauthorized companies                           -              -           -           (44,127)     (44,127)
   Change in surplus in separate accounts             -              -           -           (26,046)     (26,046)
   Change in net deferred income tax asset            -              -           -            60,600       60,600
   Change in surplus due to reinsurance               -              -           -            10,659       10,659
   Correction of error                                -              -           -             3,410        3,410
   Capital contribution                               -              -     300,000                 -      300,000
                                            -------------------------------------------------------------------------
                                            -------------------------------------------------------------------------
Balance at December 31, 2001                     27,587              -     889,600         1,142,334    2,059,521
   Cumulative effect of change in
     accounting principle                             -              -           -          (108,739)     (108,739)
   Net loss                                           -              -           -           (64,520)     (64,520)
   Change in non-admitted assets                      -              -           -           (48,268)     (48,268)
   Change in unrealized capital gains/loses           -              -           -          (114,321)    (114,321)
   Change in asset valuation reserve                  -              -           -            62,992       62,992
   Change in liability for reinsurance in
     unauthorized companies                           -              -           -            63,980       63,980
   Change in surplus in separate accounts             -              -           -           (34,133)     (34,133)
   Change in net deferred income tax asset            -              -           -            83,357       83,357
   Change in reserve on account of change
     in valuation basis                               -              -           -            12,510       12,510
   Issuance of surplus notes                          -         200,000          -                 -      200,000
   Change in surplus due to reinsurance               -              -           -           (22,174)     (22,174)
   Capital contribution                               -              -     278,679              -         278,679
                                            -------------------------------------------------------------------------
                                            -------------------------------------------------------------------------
Balance at December 31, 2002                    $27,587        $200,000 $1,168,279          $973,018   $2,368,884
                                            =========================================================================

See accompanying notes.

                 Transamerica Occidental Life Insurance Company

                    Statements of Cash Flow - Statutory Basis
                             (Dollars in Thousands)

                                                                    Year Ended December 31
                                                            2002             2001              2000
                                                     ------------------------------------------------------
Operating activities
Premiums and annuity considerations                        $2,044,403        $1,705,802      $ 1,676,491
Other policy proceeds and considerations                            -                 -          278,093
Allowances and reserve adjustments received on
   reinsurance ceded                                          268,361           359,414          443,651
Investment income received                                  1,065,669         1,230,605        1,119,095
Other income received                                          65,604           418,611        1,814,840
Life and accident and health claims paid                     (578,697)         (612,487)        (665,369)
Surrender benefits and other fund withdrawals paid
                                                           (1,083,133)       (1,343,332)      (1,137,020)
Annuity and other benefits paid                              (139,310)         (760,578)        (653,975)
Commissions, other expenses and taxes paid
                                                             (745,760)         (856,560)      (1,083,271)
Dividends paid to policyholders                               (12,439)           (9,189)          (9,820)
Federal income taxes (paid) received                          (69,745)         (165,655)         208,049
Reinsurance reserve transfers and other                      (288,658)         (669,614)        (363,332)
Net transfers from (to) separate accounts                     389,725          (396,137)        (146,852)
                                                     ------------------------------------------------------
Net cash provided by (used in) operating activities
                                                              916,020        (1,099,120)       1,480,580

Investing activities
Proceeds from investments sold, matured or repaid:
     Bonds                                                 10,637,192         8,563,654        5,872,493
     Stocks                                                   479,164           443,059        2,122,089
     Mortgage loans on real estate                            170,600           117,761           15,173
     Real estate                                                    -             4,938                -
     Other invested assets                                    125,795            25,831            6,394
     Miscellaneous proceeds                                       941            84,864            1,079
                                                     ------------------------------------------------------
Total investment proceeds                                  11,413,692         9,240,107        8,017,228
Income taxes received (paid) on net realized capital
   gains/losses                                                28,528           (61,074)        (178,914)
                                                     ------------------------------------------------------
Net proceeds from sales, maturities, or repayments
   of investments                                          11,442,220         9,179,033        7,838,314




                 Transamerica Occidental Life Insurance Company

              Statements of Cash Flow - Statutory Basis (continued)
                             (Dollars in Thousands)

                                                                    Year Ended December 31
                                                            2002             2001              2000
                                                     ------------------------------------------------------
Cost of investments acquired:
   Bonds                                                 $(10,543,121)      $(8,111,235)     $(7,506,987)
   Stocks                                                    (509,283)         (434,984)      (1,273,183)
   Mortgage loans on real estate                             (586,643)         (667,399)        (771,604)
   Real estate                                                   (347)             (370)          (1,287)
   Other invested assets                                     (110,342)         (398,649)        (132,908)
   Miscellaneous applications                                 (67,514)          (40,278)          (1,242)
                                                     ------------------------------------------------------
Total cost of investments acquired                        (11,817,250)       (9,652,915)      (9,687,211)
Net decrease (increase) in policy loans                         8,750             6,543           (8,315)
                                                     ------------------------------------------------------
Net cost of investments acquired                          (11,808,500)       (9,646,372)      (9,695,526)
                                                     ------------------------------------------------------
Net cash used in investing activities                        (366,280)         (467,339)      (1,857,212)

Financing and miscellaneous activities
Other cash provided:
   Capital and surplus paid-in                                250,000           300,000           80,000
   Borrowed money                                             214,000                 -                -
   Deposits on deposit-type contract funds and
     other liabilities without life or disability
     contingencies                                          1,792,041         3,107,416                -
   Other sources                                              388,485         2,227,912        1,971,505
                                                     ------------------------------------------------------
Total other cash provided                                   2,644,526                          2,051,505

Other cash applied:
   Dividends paid to stockholder                                    -                 -         (135,000)
   Withdrawals on deposit-type contract funds
     and other liabilities without life or
     disability contingencies                              (2,558,177)       (2,720,630)               -
   Other applications, net                                   (575,336)       (1,276,007)      (1,571,646)
                                                     ------------------------------------------------------
Total other cash applied                                   (3,133,513)       (3,996,637)      (1,706,646)
                                                     ------------------------------------------------------
Net cash provided by (used in) financing and
   miscellaneous activities                                  (488,987)        1,638,691          344,859
                                                     ------------------------------------------------------
Net increase (decrease) in cash and short-term
   investments                                                 60,753            72,232          (31,773)

Cash and short-term investments:
   Beginning of year                                          172,913           100,681          132,454
                                                     ------------------------------------------------------
   End of year                                            $   233,666       $   172,913     $    100,681
                                                     ======================================================
See accompanying notes.


                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

                                December 31, 2002

1. Organization and Summary of Significant Accounting Policies

Transamerica Occidental Life Insurance Company (the Company) is a stock life insurance company domiciled in Iowa. The Company is a wholly-owned subsidiary of Transamerica Service Company, which is an indirect wholly-owned subsidiary of Transamerica Corporation (Transamerica). Transamerica is a wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. The Company has two wholly-owned insurance subsidiaries:
Transamerica Life Insurance and Annuity Company (TALIAC) and Transamerica Life Insurance Company of New York (TONY). As described in Note 14, in 2000, the Company transferred its entire ownership interest in its subsidiary, Transamerica Life Insurance Company of Canada, in the form of a dividend to its parent.

Nature of Business

The Company engages in providing life insurance, pension and annuity products, reinsurance, structured settlements and investment products which are distributed through a network of independent and company-affiliated agents and independent brokers. The Company's customers are primarily in the United States and are distributed in 49 states.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

   Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

   All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

   Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as could be required under GAAP for fair value hedges.

   Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

   Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

   Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

   The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of an other-than-temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

   Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the "interest maintenance reserve" (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

   The "asset valuation reserve" (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

   Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

   Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

   Separate Accounts With Guarantees: Some of the Company's separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

   Nonadmitted Assets: Certain assets designated as "nonadmitted" are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

   Universal Life and Annuity Policies: Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received for and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

   Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

   Reinsurance: A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

   Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

   Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

   Deferred Income Taxes: Effective January 1, 2001, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10 percent of capital and surplus excluding any net deferred income tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not expected to be realizable.

   Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

   Surplus Notes: Surplus notes are reported as surplus rather than as liabilities.

   Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds (except those to which the Securities Valuation Office
(SVO) of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies are carried at market value and the related unrealized capital gains or losses are reported in unassigned surplus. Common stock of the Company's affiliated insurance subsidiaries are recorded at the equity in statutory-basis net assets. Real estate is reported at cost less allowances for depreciation. Depreciation of real estate is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships, which are recorded at equity in underlying net assets, and derivative financial instruments, which are valued in accordance with the NAIC Accounting Practices and Procedures Manual and Purposes and Procedures Manual of the SVO.

The Company uses swaps, interest rate caps and floors, options, swaptions and certain other derivatives as part of its overall interest rate risk management strategy for certain life insurance and annuity products. Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. These swaps meet hedge accounting rules and are not marked to their current market value in the financial statements. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreements is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged item.

The Company also utilizes credit default swaps in replication transactions. A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap. A premium is received by the Company on a periodic basis and recognized in investment income. In the event that the representative issuer defaults on its obligation referenced in the credit default swap contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in market value that is other than temporary, the carrying value of the investment is reduced to its estimated realizable value, or fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2002 and 2001, the Company excluded investment income due and accrued of $20,367 and $9,659, respectively, with respect to such practices.

Premiums

Subsequent to January 1, 2001, revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. These revenues are recognized when due. Premiums received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue or benefits paid. Prior to January 1, 2001, life, annuity, accident and health premiums were recognized as revenue when due.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.
1. Organization and Summary of Significant Accounting Policies (continued)

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.00 to
12.00 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GIC)s and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50 "Classifications and Definitions of Insurance or Managed Care Contracts In Force." These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement options, on a change in fund basis, according to the Commissioners' Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency, and are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease directly to the liability balance, and are not reported as premiums, benefits or changes in reserve in the statement of operations.

Municipal Reverse Repurchase Agreements

Municipal reverse repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $131,583, $191,967, and $350,784 in 2002, 2001, and 2000, respectively. In addition, the Company received $38,359, $34,348 and $36,536 in 2002, 2001 and 2000, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

1. Organization and Summary of Significant Accounting Policies (continued)

Reinsurance Ceded

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and will be amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Prior Year Adjustments

Prior year adjustments charged directly to surplus in 2001 relate to various suspense account adjustments of $3,410. These adjustments were made to balances in existence at December 31, 2000 and this write off has been treated as a correction of an error.

Prior year adjustments charged directly to surplus in 2000 relate to expenses incurred for sales practices litigation of $8,199 (see Note 12), the write off of software of $30,043 and suspense adjustments of $5,466. There was no overall impact to surplus resulting from the software write off as this item was previously nonadmitted.

Reclassifications

Certain reclassifications have been made to the 2001 and 2000 financial statements to conform to the 2002 presentation.

2. Accounting Changes

On December 31, 2002, the Company adopted the provisions of Actuarial Guideline
39. The purpose of Guideline 39 is to interpret the standards for the valuation of reserves for guaranteed living benefits included in variable deferred and immediate annuity contracts. The cumulative effect of adopting Guideline 39 on December 31, 2002 was $108,739, which was charged directly to unassigned surplus as a cumulative effect of a change in accounting principle.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)



2. Accounting Changes (continued)

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Iowa. Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Iowa Commissioner of Insurance.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus, of $59,703 as of January 1, 2001. This amount was made up by the establishment of deferred income tax assets of $58,009 and investment adjustments that increased surplus by $12,724, offset by the establishment of a guaranty fund accrual of $4,317 and the establishment of a vacation accrual amount of $6,713.

Effective January 1, 2003, the Company will adopt the provisions SSAP No. 86, Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions. SSAP No. 86 supercedes SSAP No. 31, Derivative Instruments, and is effective for derivative transactions entered into or modified on or after January 1, 2003. SSAP No. 31 continues to apply to derivative transactions in place prior to January 1, 2003, however the Company can elect to apply SSAP No. 86 to these transactions as well. The Company has elected to adopt SSAP No. 86 for all existing and future derivative transactions. SSAP No. 86 adopts the general framework of Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivatives and Hedging Activities, which addresses the accounting for derivatives in accordance with accounting principles generally accepted in the United States. SSAP No. 86 differs from SFAS No. 133 in that it allows the derivative instrument be carried consistent with the hedged item rather than at fair value. SSAP No. 86 also does not require the separate accounting for embedded derivatives as required by SFAS No. 133. The Company believes that the adoption of this statement will not have a material impact on the Company's financial condition or results of operations in future periods.
3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Investment securities: Fair values for fixed maturity securities (including preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, other than affiliated entities, are based on quoted market prices.

   Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

   Interest rate floors, caps, swaps, and swaptions and currency swaps:
   Estimated fair value of interest rate floors and caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate swaps and swaptions and currency swaps, are based upon the pricing differential for similar swap agreements. The carrying value of these items is included with other invested assets on the balance sheet.

   Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

   Net short-term notes receivable from/payable to affiliates: The fair value for net short-term notes receivable from/payable to affiliates approximate their carrying value.

   Separate account assets: The fair value of separate account assets are based on quoted market prices.

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Separate account annuity liabilities: The fair value for certain separate account annuity liabilities included in the total herein approximates the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts, while the fair value for other separate account annuity liabilities is estimated using discounted cash flow calculations.

Fair values for the Company's insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments:

                                                                    December 31
                                                      2002                              2001
                                         -------------------------------- ---------------------------------
                                             Carrying         Fair            Carrying          Fair
                                              Amount          Value            Amount          Value
                                         -------------------------------- ---------------------------------
   Admitted assets
   Bonds                                     $13,898,350     $14,690,125      $13,994,027     $14,318,212
   Preferred stocks other than                    82,917          81,816           71,829          71,781
     affiliates
   Common stocks other than affiliates            82,793          82,793          421,560         421,560
   Mortgage loans on real estate               2,107,263       2,293,768        1,691,144       1,725,209
   Policy loans                                  402,556         402,556          411,306         411,306
   Floors, caps, options and swaptions            17,317          18,092           20,460          23,573
   Interest rate and currency swaps                8,714         (93,783)          19,037          (9,528)
   Cash and short-term investments               233,666         233,666          172,913         172,913
   Net short-term notes receivable from



                                                       -               -          114,795         114,795

   Separate account assets                     3,209,025       3,209,025        4,124,050       4,124,050

   Liabilities
   Investment contract liabilities             6,505,231       6,695,592        7,129,511       7,023,710
   Net short-term notes payable to
     affiliates                                  214,000         214,000                -               -
   Separate account annuity liabilities        2,979,670       2,987,744        3,950,263       4,022,537


4. Investments

The Company's investment in common stocks of its wholly-owned subsidiaries, based on the statutory capital and surplus of the subsidiaries, is summarized as follows:

                                                                                         Carrying Amount
                                                                             Cost
                                                                       ------------------------------------
   December 31, 2002
   TALIAC                                                                   $  478,418       $  999,342
   TONY                                                                        148,600           92,162
   Other                                                                        18,330



                                                                                                      -
                                                                       ------------------------------------
                                                                       ------------------------------------
                                                                            $  645,348       $1,091,504
                                                                       ====================================

                                                                                         Carrying Amount
                                                                             Cost
                                                                       ------------------------------------
   December 31, 2001
   TALIAC                                                                     $298,418         $931,476
   TONY                                                                         98,600           32,606
   Other                                                                        18,330                -
                                                                       ------------------------------------
                                                                       ------------------------------------
                                                                              $415,348         $964,082
                                                                       ====================================

Certain statutory-basis financial information with respect to TALIAC and TONY, the Company's wholly-owned insurance subsidiaries, is as follows:

                                                                                   December 31
                                                                             2002              2001
                                                                       ------------------------------------
                                                                       ------------------------------------
   Summary statutory-basis balance sheets
   Cash and investments                                                      $19,379,001      $17,439,047
   Other assets                                                                5,685,343        6,257,332
                                                                       ------------------------------------
   Total assets                                                              $25,064,344       23,696,379

   Aggregate reserves                                                         14,955,489       13,332,009
   Other liabilities                                                           9,017,351        9,400,288
                                                                       ------------------------------------
   Total liabilities                                                          23,972,840       22,732,297
                                                                       ------------------------------------
   Total capital and surplus                                                 $ 1,091,504    $     964,082
                                                                       ====================================


4. Investments (continued)

                                                                     Year Ended December 31
                                                              2002            2001             2000
                                                       ----------------------------------------------------
                                                       ----------------------------------------------------
   Summary statutory-basis statements of operations
   Revenue                                                 $5,630,656        $6,606,843        $7,429,428
   Expenses and taxes                                       5,653,337         6,683,417         7,342,603
                                                       ----------------------------------------------------
                                                       ----------------------------------------------------
   Net income (loss)                                      $   (22,681)      $   (76,574)     $     86,825
                                                       ====================================================

As discussed in Note 11, in 2002 the Company received a capital contribution of $228,679, which reflected a contribution of the membership interests for two limited liability companies, Transamerica Pyramid Properties LLC and Transamerica Realty Investment Properties LLC. At December 31, 2002, the
Companies carrying value for these two affiliated entities is $223,546.
Summarized combined balance sheet information as of December 31, 2002 for these two companies is as follows:

   Debt securities                                                                         $   26,018
   Real estate                                                                                202,509
   Other assets                                                                                 5,052
                                                                                      ---------------------
   Total assets                                                                             $ 233,579

   Current liabilites                                                                      $   10,033
   Total member's interest                                                                    223,546
                                                                                      ---------------------
   Total liabilities and member's interest                                                  $ 233,579
                                                                                      =====================



4. Investments (continued)

The carrying value and estimated fair value of investments in bonds and preferred stock were as follows:
                                                                   Gross          Gross        Estimated
                                                  Carrying       Unrealized     Unrealized       Fair
                                                   Value           Gains          Losses         Value
                                              --------------------------------------------------------------
   December 31, 2002
   United States Government and agencies         $   965,179     $   21,523   $         498    $   986,204
   State, municipal and other government             288,937         36,730            119         325,548
   Public utilities                                1,176,303         77,285         46,637       1,206,951
   Industrial and miscellaneous                    8,668,692        789,625        123,015       9,335,302
   Mortgage and other asset- backed                2,799,239        103,870         66,989       2,836,120
     securities
                                              --------------------------------------------------------------
                                                  13,898,350      1,029,033        237,258      14,690,125

   Preferred stocks other than affiliates             82,917          4,013          5,114          81,816
                                              --------------------------------------------------------------
                                              --------------------------------------------------------------
                                                 $13,981,267     $1,033,046     $  242,372     $14,771,941
                                              ==============================================================

   December 31, 2001
   United States Government and agencies       $     589,852     $    5,275    $       339   $     594,788
   State, municipal and other government             241,086         21,819            840         262,065
   Public utilities                                1,277,568         51,514         21,107       1,307,975
   Industrial and miscellaneous                    8,779,383        437,071        158,900       9,057,554
   Mortgage and other asset- backed                3,106,138         61,561         71,869       3,095,830
     securities
                                              --------------------------------------------------------------
                                              --------------------------------------------------------------
                                                  13,994,027        577,240        253,055      14,318,212

   Preferred stocks other than affiliates             71,829          1,281          1,329          71,781
                                              --------------------------------------------------------------
                                              --------------------------------------------------------------
                                                 $14,065,856       $578,521       $254,384     $14,389,993
                                              ==============================================================

The carrying value and estimated fair value of bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.
                                                                                            Estimated
                                                                           Carrying            Fair
                                                                             Value            Value
                                                                       ------------------------------------

   Due in one year or less                                                $     213,454    $     215,602
   Due after one year through five years                                      2,490,469        2,612,988
   Due after five years through ten years                                     3,085,817        3,301,201
   Due after ten years                                                        5,309,371        5,724,214
   Mortgage and other asset-backed securities                                 2,799,239        2,836,120
                                                                       ------------------------------------
                                                                            $13,898,350      $14,690,125
                                                                       ====================================




4. Investments (continued)

A detail of net investment income is presented below:

                                                                    Year Ended December 31
                                                            2002             2001              2000
                                                     ------------------------------------------------------

   Interest on bonds and preferred stocks                  $  960,449        $1,090,350       $1,068,590
   Dividends from common stocks                                 1,387             2,390            5,332
   Interest on mortgage loans                                 121,963           106,538           49,068
   Rental income on real estate                                19,103            25,496           30,180
   Interest on contract loans                                  26,777            28,095           22,994
   Cash and short-term investments                              5,517             9,982            5,938
   Other investment income                                    (20,803)            2,622           18,427
                                                     ------------------------------------------------------
                                                            1,114,393         1,265,473        1,200,529
   Less investment expenses                                   (61,977)          (70,806)         (92,315)
                                                     ------------------------------------------------------
   Net investment income                                   $1,052,416        $1,194,667       $1,108,214
                                                     ======================================================

During 2002, the Company wrote off accrued interest of $21,187 related to its investment in two Collateralized Bond Obligations (CBO's), which is included in other investment income in the table above. These CBO's accrue interest at a rate consistent with the expectation of payments outlined in the CBO covenants.
The Company periodically assesses the ultimate expected recovery of this interest accrual and makes adjustments as necessary.

Proceeds from sales and maturities of bonds and related gross realized capital gains and losses were as follows:

                                                                    Year Ended December 31
                                                            2002             2001              2000
                                                     ------------------------------------------------------

   Proceeds                                               $10,637,192        $8,563,654       $5,872,493
                                                     ======================================================
                                                     ======================================================

   Gross realized gains                                 $     223,327       $   221,180     $     94,531
   Gross realized losses                                     (196,586)         (200,610)        (157,019)
                                                     ------------------------------------------------------
   Net realized capital gains (losses)                $        26,741      $     20,570     $    (62,488)
                                                     ======================================================

Gross realized losses in 2002 and 2001 include $65,553 and $94,439, respectively, that relate to losses recognized on other than temporary declines in market values of bonds.
4. Investments (continued)

At December 31, 2002, investments with an aggregate carrying value of $4,492 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains/losses for investments are summarized below:

                                                                           Realized
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
                                                                    Year Ended December 31
                                                            2002             2001              2000
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------

   Bonds                                                 $   26,741         $  20,570        $ (62,488)
   Preferred stocks                                         (17,035)           (9,175)           6,124
   Common stocks                                           (104,230)           19,878          499,621
   Derivatives                                              (21,593)           90,144             (103)
   Gain from transfer of Taiwan branch (Note 15)



                                                                   -           75,125                -
   Other invested assets                                      (9,166)           5,847          (16,983)
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
                                                           (125,283)          202,389          426,171

   Federal income tax effect                                 28,528          (114,082)        (178,914)
   Transfer from (to) interest maintenance reserve          (43,915)          (74,697)          44,940
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
   Net realized capital gains (losses) on                 $(140,670)        $  13,610         $292,197
     investments
                                                     ======================================================

                                                                     Change in Unrealized
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
                                                                    Year Ended December 31
                                                            2002             2001              2000
                                                     ------------------------------------------------------

   Bonds                                               $    (32,236)     $      5,670       $  (10,264)
   Preferred stocks                                           1,115             2,346           (4,499)
   Common stocks                                           (111,063)          (75,874)        (512,790)
   Mortgage loans on real estate                                  3             1,745           (1,791)
   Derivatives                                               (1,114)          (36,737)           1,342
   Other invested assets                                     28,974            (7,931)            (750)
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
   Change in unrealized capital gains/losses              $(114,321)        $(110,781)       $(528,752)
                                                     ======================================================




4. Investments (continued)

Gross unrealized gains and gross unrealized losses on common stock of unaffiliated entities are as follows:

                                                                                   December 31
                                                                             2002              2001
                                                                       ------------------------------------
                                                                       ------------------------------------

   Unrealized gains                                                           $ 5,337          $40,756
   Unrealized losses                                                           (3,455)         (30,389)
                                                                       ------------------------------------
                                                                       ------------------------------------
   Net unrealized gains                                                       $ 1,882          $10,367
                                                                       ====================================

During 2002, the Company issued mortgage loans with interest rates ranging from 8.03% to 3.30%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 85%. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

No loans were foreclosed or acquired by deed and transferred to real estate during 2002 and 2001. At December 31, 2002 and 2001, the Company held a mortgage loan loss reserve in the AVR of $18,107 and $12,167, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

                Geographic Distribution                            Property Type Distribution
   --------------------------------------------------- ----------------------------------------------------
   --------------------------------------------------- ----------------------------------------------------
                                      December 31                                          December 31
                                     2002     2001                                       2002      2001
                                  --------------------                                 --------------------

   South Atlantic                    29%       25%     Office                             34%      36%
   Pacific                           25        29      Apartment                          21       19
   Middle Atlantic                   11        10      Industrial                         18       17
   E. North Central                   9         7      Retail                             16       19
   W. North Central                   7         8      Other                              11        9
   Mountain                           7         7
   W. South Central                   6         9
   New England                        3         3
   E. South Central                   3         2

The operations of the Company are subject to risk of interest rate fluctuations to the extent that there is a difference between the cash flows from the Company's interest-earning assets and the cash flows related to its liabilities. In the normal course of its operations, the Company hedges some of its interest rate risk with derivative financial instruments. These derivatives comprise primarily interest rate swap agreements, interest rate floor agreements, foreign currency swap agreements, call option agreements, S&P 500 call option agreements, and options to enter into interest rate swap agreements (swaptions). The Company does not use derivatives financial instruments for trading or speculative purposes, nor is the Company a party to any leveraged derivative contracts.

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. These swaps meet hedge accounting rules and are not marked to their current market value in the financial statements. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

An interest rate floor provides for the receipt of payments in the event interest rates fall below the strike rates in the contract. The floor is designed to hedge against a fall in interest rates that would increase reinvestment risk. Reinvestment risk is a result of calls, prepayments and redemptions of assets when interest rates are low and the floor is designed to generate cash flows to offset the lower cash flows during this environment. A single premium is paid by the Company at the beginning of the contract. These floors are recorded at amortized cost in the financial statements.

The Company may issue foreign denominated assets or liabilities. Cross currency swaps are utilized to convert the asset or liability to a U.S. denominated security. A cash payment is often exchanged at the outset of the swap contract that represents the present value of cash flows of the instrument. This may result because the derivative is being purchased between coupon periods or the rates in the swap are not at market. A single net payment is exchanged each due date as well as at the end of the contract. Each asset or liability is hedged individually and terms of the swap must substantially meet the terms of the underlying instrument. These swaps meet hedge accounting rules and are carried at book value. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another based upon an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. These swaps meet hedge accounting rules and are not marked to their current market value in the financial statements. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company issues products which provide the customer a return based on the S&P 500 Index. The Company uses S&P 500 futures contracts and/or S&P options to hedge the option risk associated with the products. These programs require a Black-Scholes formula to be used to calculate the delta of the liability option and the delta of the futures contracts and options; the difference between the deltas must be within a specified tolerance. Futures are marked to market on a daily basis and a cash payment is made/received by the Company. These payments are recognized as realized gains or losses in the financial statements.

The Company also utilizes credit default swaps in replication transactions. At December 31, 2002, the Company had replicated assets with a fair value of $73,876 and credit default swaps with a fair value of $(1,086). At December 31, 2001, the Company did not have any outstanding replication transactions. During the year ended December 31, 2002, 2001, and 2000, the Company has not recognized any capital losses related to replication transactions.

The Company has credit risk exposure to the extent that a counterparty fails to make payment on its obligation. While the Company is exposed to credit risk in the event of nonperformance by the other party, nonperformance is not anticipated due to the credit rating of the counterparties. At December 31, 2002, all of the Company's derivative financial instruments were with financial institutions rated A or better by one or more of the major credit rating agencies.

Market risk is the risk the Company faces from a change in the market value of a derivative instrument. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk). The Company mitigates this risk by actively measuring and monitoring correlation and taking corrective action as necessary.

At December 31, 2002 and 2001, the Company's outstanding financial instruments with on and off balance sheet risks, shown in notional amounts are summarized as follows:

                                                                                 Notional Amount
                                                                       ------------------------------------
                                                                             2002              2001
                                                                       ------------------------------------
   Derivative securities Interest rate and currency swaps:
     Receive float-pay float                                                 $  109,524     $     68,979
     Receive fixed-pay float                                                  1,276,326        1,462,521
     Receive float-pay fixed                                                  1,384,237        1,237,938

   Interest rate floor agreements                                               200,000          508,348
   Swaptions



                                                                                     -           850,000
   Call options                                                                  30,699           31,399
   Caps                                                                          89,039

5. Reinsurance

The Company is involved in both the cession and assumption of reinsurance with other companies, including affiliated companies. Risks are reinsured with other companies to permit the recovery of a portion of the direct losses. Ceded reinsured risks are treated as though, to the extent of the reinsurance, they are risks for which the Company is not liable.

Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded. The Company remains liable to the extent the reinsuring companies do not meet their obligations under these reinsurance treaties.

Premiums earned and reserves and claims liability amounts reflect the following reinsurance assumed and ceded amounts:

                                           Ceded/Retroceded to           Assumed from
                                       -------------------------------------------------------
                                       -------------------------------------------------------
                             Direct     Affiliated   Unaffiliated   Affiliated  Unaffiliated      Net
                             Amount      Companies    Companies     Companies     Companies     Amount
                          ---------------------------------------------------------------------------------
   Year ended
     December 31, 2002:
       Premium revenue      $ 2,174,668  $  276,140    $1,054,650    $196,605     $  952,013    $1,992,496
                          =================================================================================
                          =================================================================================

   At December 31, 2002:
     Reserves for future
       policy benefits      $13,756,419  $3,120,610    $4,245,798    $855,966     $2,397,565   $ 9,643,542
     Policy and contract
       claims payable           309,542      29,751       323,526       1,821        427,085       385,171
                          ---------------------------------------------------------------------------------
                          ---------------------------------------------------------------------------------
                            $14,065,961  $3,150,361    $4,569,324    $857,787     $2,824,650   $10,028,713
                          =================================================================================
                          =================================================================================
   Year ended
     December 31, 2001:
       Premium revenue     $  2,226,471 $   262,322    $1,220,411    $248,816    $   743,637    $1,736,191
                          =================================================================================
                          =================================================================================

   At December 31, 2001:
     Reserves for future
       policy benefits      $13,376,871  $3,095,365    $3,565,994    $591,624     $1,852,458    $9,159,594
     Policy and contract
       claims payable           232,878      23,654       532,401       4,612        456,075       137,510
                          ---------------------------------------------------------------------------------
                          ---------------------------------------------------------------------------------
                            $13,609,749  $3,119,019    $4,098,395    $596,236     $2,308,533    $9,297,104
                          =================================================================================
                          =================================================================================
   Year ended
     December 31, 2000:
       Premium revenue     $  2,623,910 $   199,290    $1,574,257    $359,387     $1,359,070    $2,568,820
                          =================================================================================
                          =================================================================================

   At December 31, 2000:
     Reserves for future
       policy benefits      $13,558,393  $3,402,793    $3,590,670    $524,069     $2,355,940    $9,444,939
     Policy and contract
       claims payable           289,280      34,769       267,285       4,844        402,406       394,476
                          ---------------------------------------------------------------------------------
                          ---------------------------------------------------------------------------------
                            $13,847,673  $3,437,562    $3,857,955    $528,913     $2,758,346    $9,839,415
                          =================================================================================


During 2001, the Company novated certain traditional life insurance contracts to AUSA Life Insurance Company, Inc. (AUSA), an affiliate, via an assumption reinsurance transaction. Under the terms of this agreement, a significant portion of the future statutory-basis profits from the contracts assumed by AUSA will be passed through to the Company as an experience rated refund. The Company recorded a deferred liability of $14,281 as a result of this transaction. The accretion of the deferred liability for 2002 and 2001 was $1,428.

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation of future guaranteed minimum death benefits included in certain of its variable annuity contracts. The gain on the transaction of $28,967 was credited directly to unassigned surplus on a net of tax basis. At December 31, 2002, the Company holds collateral from this affiliate in the form of letters of credit of $225,728, covering this reinsurance agreement and others.

In 2000, the Company entered into a reinsurance transaction with two affiliated companies in which the Company assumed certain structured settlement liabilities on a funds withheld basis. As a result, the Company has recorded a related asset of $830,952 at December 31, 2002 and $562,853 at December 31, 2001.


6. Income Taxes

The main components of deferred income tax amounts are as follows:

                                                                December 31, 2002 December 31, 2001
                                                                ------------------------------------
                                                                -------------------
   Deferred income tax assets:
     Nonadmitted assets                                            $    14,501       $    10,312
     Provision for contingent experience rated refund                   10,794            10,979
     Tax basis deferred acquisitions costs                             166,335           137,730
     Reserves                                                          219,148           177,081
     Unrealized capital losses                                          67,147            53,850
   ss.807(f) assets                                                      7,356             2,700
     Deferred intercompany losses                                       18,920



                                                                                               -
     Other                                                              36,003            27,082
                                                                ------------------------------------
                                                                ------------------------------------
   Deferred income tax assets                                         $540,204          $419,734
                                                                ====================================
                                                                ====================================

   Deferred income tax assets nonadmitted                             $285,334          $230,955
                                                                ====================================
                                                                ====================================

   Deferred income tax liabilities:
     Partnerships                                                    $   3,095        $    6,073
     Agent deferred compensation                                        24,219            20,243
     Real estate                                                        42,793             1,543
   ss.807(f) liabilities                                                 2,567             2,807
     Separate account seed money                                         5,705             5,705
     Unrealized capital gains (losses)                                  20,856            39,006
     Deferred intercompany gains                                        15,647



                                                                                               -
     Other                                                               5,940             8,332
                                                                ------------------------------------
                                                                ------------------------------------
   Total deferred income tax liabilities                           $   120,822       $    83,709
                                                                ====================================





6. Income Taxes (continued)

The change in net deferred income tax assets and deferred income tax assets - nonadmitted are as follows:


                                                                             Year Ended December 31
                                                                             2002              2001
                                                                       ------------------------------------
                                                                       ------------------------------------

   Change in net deferred income tax asset                                   $  83,357         $ 60,600
                                                                       ====================================
   Change in deferred income tax assets - nonadmitted                           54,379           13,540
                                                                       ====================================

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments for the following reasons:

                                                                    Year Ended December 31
                                                            2002             2001              2000
                                                     ------------------------------------------------------
   Income tax expense (benefit) computed at the            $41,005          $ 12,813          $(29,629)
     federal statutory rate (35%)
       Agent deferred compensation                             803             5,676                 -
       Deferred acquisition costs - tax basis               12,420            (7,785)            6,082
       Dividends received deduction                         (1,450)           (2,266)           (1,420)
       IMR amortization                                       (250)             (220)              826
       Investment income items                              (1,091)           (4,688)                -
       Prior year under accrual                             24,232            49,533            46,125
       Reinsurance adjustments                              (8,264)            6,093                 -
       Tax credits                                         (30,565)          (31,301)          (27,111)
       Tax reserve valuation                                 4,156           (46,303)           11,844
       Other                                                    12             6,873              (565)
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
   Federal income tax expense (benefit)                    $41,008          $(11,575)        $   6,152
                                                     ======================================================

For federal income tax purposes, the Company joins in a consolidated income tax return filing with other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group.

Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1995. The examination fieldwork for 1996 and 1997 has been completed and a petition has been filed in the tax court. An examination is underway for 1998 and for the period from January 1 through July 21, 1999 (short tax period).

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the "policyholders' surplus account" (PSA). No federal income taxes have been provided for in the financial statements on income deferred in the PSA ($117,701 at December 31, 2002). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $41,195.

7. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relates to liabilities established on a variety of the Company's annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:


7. Policy and Contract Attributes (continued)

                                                                     December 31
                                                         2002                            2001
                                            ------------------------------- -------------------------------
                                                Amount         Percent          Amount         Percent
                                            ------------------------------- -------------------------------
   Subject to discretionary withdrawal with adjustment:
       With market value adjustment             $3,176,649        19%         $  2,901,417        16%
       At book value less surrender charge         109,257         1               472,377         3
       At market value                           2,159,586        13             2,702,165        15
   Subject to discretionary withdrawal
     without adjustment                          1,213,713         7             1,039,197         6
   Not subject to discretionary withdrawal
     provision                                  10,242,376        60            10,497,679        60
                                            ----------------                ----------------
                                                           ----------------                ----------------
   Total annuity reserves and deposit
     liabilities                                16,901,581       100%           17,612,835       100%
                                                           ================                ================
   Less reinsurance ceded                       (5,657,742)                     (5,065,994)
                                            ----------------
                                                                            ----------------
   Net annuity reserves and deposit
     liabilities                               $11,243,839                     $12,546,841
                                            ================                ================

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at estimated fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.


Information regarding the separate accounts of the Company is as follows:

              Guaranteed Nonindexed Nonindexed Nonguaranteed Total
                                   Guaranteed
                            Guaranteed More Separate
                                     Indexed     Less Than 4%    Than 4%        Accounts
                                  -------------------------------------------------------------------------
                                  -------------------------------------------------------------------------
   Premiums, deposits and other   $         -       $728,416      $176,820     $   121,821    $1,027,057
     considerations for the year
     ended December 31, 2002
                                  =========================================================================
                                  =========================================================================

   For accounts with assets at
     market value as of
     December 31, 2002                $10,620       $773,213      $381,228      $1,872,843    $3,037,904
                                  =========================================================================

   Reserves by withdrawal
     characteristics as of
     December 31, 2002:
       At market value            $         -   $          -  $          -      $1,843,872    $1,843,872
       Not subject to
         discretionary withdrawal      10,620        773,213       381,228          28,971     1,194,032
                                  -------------------------------------------------------------------------
                                  -------------------------------------------------------------------------
                                      $10,620       $773,213      $381,228      $1,872,843    $3,037,904
                                  =========================================================================
                                  =========================================================================

   Premiums, deposits and other
     considerations for the year
     ended December 31, 2001      $         -       $478,757      $555,299     $   190,187    $1,224,243
                                  =========================================================================
                                  =========================================================================

   For accounts with assets at
     market value as of
     December 31, 2001                $11,151       $472,869      $777,765      $2,660,485    $3,922,270
                                  =========================================================================

   Reserves by withdrawal
     characteristics as of
     December 31, 2001:
       At market value            $         -   $           - $           -     $2,613,016    $2,613,016
       Not subject to
         discretionary withdrawal      11,151        472,869       777,765          47,469     1,309,254
                                  -------------------------------------------------------------------------
                                  -------------------------------------------------------------------------
                                      $11,151       $472,869      $777,765      $2,660,485    $3,922,270
                                  =========================================================================





7. Policy and Contract Attributes (continued)

   Premiums, deposits and other   $         -   $         -   $         -      $   349,535   $   349,535
     considerations for the year
     ended December 31, 2000
                                  =========================================================================
                                  =========================================================================

   Reserves for separate                                  -
     accounts as of December 31,
     2000                             $17,528   $                 $754,619      $3,188,901    $3,961,048
                                  =========================================================================

   Reserves by withdrawal
     characteristics as of
     December 31, 2000:
       At market value            $         -   $           - $           -     $3,188,901    $3,188,901
       Not subject to
         discretionary withdrawal      17,528             -        754,619             -         772,147
                                  -------------------------------------------------------------------------
                                  -------------------------------------------------------------------------
                                      $17,528   $         -       $754,619      $3,188,901    $3,961,048
                                  =========================================================================

A reconciliation of the amounts transferred to and from the Company's separate accounts is presented below:

                                                                    Year Ended December 31
                                                            2002             2001              2000
                                                     ------------------------------------------------------
   Transfer as reported in the summary of operations of the separate accounts statement:
       Transfers to separate accounts                      $ 131,581          $191,967        $350,784
       Transfers from separate accounts                      376,462           230,254         181,133
                                                     ------------------------------------------------------
   Net transfers to separate accounts                       (244,881)          (38,287)        169,651
   Other reconciling adjustments                               6,127            (4,328)          5,699
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
   Net transfers as reported in the statements             $(238,754)        $ (42,615)       $175,350
     of operations
                                                     ======================================================

At December 31, 2002, the Company had variable annuities with guaranteed benefits as follows:

           Benefit and                    Subjected                  Amount of           Reinsurance Reserve
           Type of Risk                 Account Value               Reserve Held               Credit
   ------------------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------------------

   Guaranteed minimum income
      benefit                               $3,111,563                    $259,234                  $150,078

7. Policy and Contract Attributes (continued)

Reserves on the Company's traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2002 and 2001, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                           Gross            Loading            Net
                                                     ------------------------------------------------------
   December 31, 2002
   Life and annuity:
     Ordinary first-year business                         $  30,031          $16,791          $  13,240
     Ordinary renewal business                              333,635           15,500            318,135
     Group life direct business                                 745                -                745
     Reinsurance ceded                                     (142,195)               -           (142,195)
                                                     ------------------------------------------------------
                                                            222,216           32,291            189,925
   Accident and health                                        3,085                -              3,085
                                                     ------------------------------------------------------
                                                           $225,301          $32,291           $193,010
                                                     ======================================================

   December 31, 2001
   Life and annuity:
     Ordinary first-year business                         $  78,769          $13,701          $  65,068
     Ordinary renewal business                              280,273           16,335            263,938
     Group life direct business                               4,058                -              4,058
     Reinsurance ceded                                     (104,839)               -           (104,839)
                                                     ------------------------------------------------------
                                                            258,261           30,036            228,225
   Accident and health                                       15,179                -             15,179
                                                     ------------------------------------------------------
                                                           $273,440          $30,036           $243,404
                                                     ======================================================

At December 31, 2002 and 2001, the Company had insurance in force aggregating $90,428,003 and $38,795,528 respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $92,769 and $53,483 to cover these deficiencies at December 31, 2002 and 2001, respectively.

During 2002, the Company converted to a new reserve valuation system for fixed deferred annuities and variable annuities. The new valuation system, which provides for more precise calculations, caused general account reserves to decrease by $12,510 and separate account reserves to increase by $6,393. The amounts relating to the general account were credited directly to unassigned surplus. The amounts related to the separate accounts are included in the change in surplus in separate accounts in the 2002 statement of changes in capital and urplus.

8. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company's statutory surplus as of the preceding December 31, or (b) the Company's statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2003, without the prior approval of insurance regulatory authorities, is $234,130.

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, the Company meets the RBC requirements.

9. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2002 and 2001, the Company sold $3,721 and $55,838, respectively, of agent balances without recourse to Money Services, Inc., an affiliated company. The Company did not realize a gain or loss as a result of the sale.

10. Pension Plan and Other Postretirement Benefits

Beginning in 2001, the Company's employees participate in a qualified benefit plan sponsored by AEGON USA, Inc. (AEGON), an affiliate. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the SFAS No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $3,322 and 3,515 for the years ended December 31, 2002 and 2001, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Prior to 2001, substantially all employees were covered by noncontributory defined plans sponsored by the Company and Transamerica. The Company's total pension costs were approximately $1,100 for the year ended December 31, 2000.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $378 and $496 for the years ended December 31, 2002 and 2001, respectively. Prior to 2001, the Company participated in various contributory defined benefit programs sponsored by Transamerica that provided medical and certain other benefits to eligible retirees. Postretirement benefit costs charged to income was approximately $3,000 for the year ended December 31, 2000.

11. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2002, 2001, and 2000, the Company paid $54,165, $31,310, and $21,323, respectively, for these services, which approximates their costs to the affiliates.

Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate.

11. Related Party Transactions (continued)

The Company received capital contributions of $50,000, $300,000, and $80,000 from its parent in 2002, 2001 and 2000, respectively, in the form of cash. During 2002, the Company received a capital contribution of $228,679, which reflected a contribution of the parent's membership interests in two limited liability companies, Transamerica Pyramid Properties LLC and Transamerica Realty Investment Properties LLC. The assets underlying both of these companies primarily consisted of real estate properties, the value of which was based on recent appraisals.

During 2002, the Company received $200,000 from Transamerica in exchange for surplus notes. These notes are due 20 years from the date of issuance and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. Additional information related to the surplus notes at December 31, 2002 is as follows:

                                               Balance  Interest
                                   Original  Out-standinPaid      Total
                         Interest   Amount    at End of Current   Interest  Accrued
        Date Issued        Rate    of Notes     Year       Year      Paid    Interest
   ------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------

   September 30, 2002       6.0%  $   200,000$   200,000   $    -   $     - $    3,000

At December 31, 2002, the Company has receivables from affiliates of $190,311 and short-term notes payable to affiliates of $214,000. At December 31, 2001, the Company has short-term notes receivable from affiliates of $114,795. Interest on these accrue at the thirty-day commercial paper rate at the time of issuance.

12. Commitments and Contingencies

The Company is a defendant in various legal actions arising from its operations. These include legal actions similar to those faced by many other major life insurers which allege damages related to sales practices for universal life policies sold between January 1981 and June 1996. In one such action, the Company and plaintiff's counsel entered into a settlement which was approved on June 26, 1997. The settlement required prompt notification to affected policyholders. Administrative and policy benefit costs associated with the settlement of $8,199 after-tax were incurred in 2000 and reflected in these statements as a prior period adjustment which was reflected as a direct charge to unassigned surplus. Related costs incurred in 2002 and 2001 were not significant. Additional costs relating to ancillary litigation are not expected to be material and will be incurred over a period of years. In the opinion of the Company, any ultimate liability which might result from other litigation would not have a materially adverse effect on the combined financial position of the Company or the results of its operations.

The Company has contingent commitments for $181,776 as of December 31, 2002 to provide additional funding for various joint ventures, partnerships, and limited liability companies.

The Company may pledge assets as collateral for transactions involving funding agreements and reverse repurchase agreements. At December 31, 2002, the Company has pledged invested assets with a carrying value and market value of $624,947 and $632,312, respectively, in conjunction with these transactions.

At December 31, 2002, the Company had entered into multiple agreements with notional amounts of $849,667 for which it was paid a fee to provide standby letters of credit. The Company believes the chance of draws or other performance features being exercised under these agreements is minimal.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $11,781 and $5,712 at December 31, 2002 and 2001, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $(785), $197 and $1,247 for the years ended December 31, 2002, 2001, and 2000, respectively.

13. Leases

The Company leases office buildings under various noncancelable operating lease agreements. At December 31, 2002, the future minimum aggregate rental commitments are as follows:

   2003                                                                                         $    5,809
   2004                                                                                              5,774
   2005                                                                                              5,704
   2006                                                                                              5,681
   2007                                                                                              5,638
   Thereafter                                                                                       14,795

The Company owns a building that is rented to others. Future minimum lease payments under noncancelable leasing arrangements as of December 31, 2002 are as follows:

   2003                                                                                         $    5,241
   2004                                                                                              5,486
   2005                                                                                              5,095
   2006                                                                                              4,586
   2007                                                                                              4,615
   Thereafter                                                                                       30,020

14. Dividend of Subsidiary to Stockholder

On December 1, 2000, the Company paid a non-cash dividend to its stockholder, Transamerica Insurance Corporation, consisting of 100% of the outstanding common and preferred stock of Transamerica Life Insurance Company of Canada. The dividend of $210,386 represented the Company's statutory-basis carrying value of the stock at the time it was distributed.

15. Taiwan Branch

During 2000, the Company increased its ownership of its Taiwan branch operations to 100% through a buyout of its 60% partner, Pacific Life Insurance Ltd., for a payment of $19,192. A receivable from the partner of $35,510 was also written off in conjunction with the buy-out. Additional costs of $17,100 were incurred as a result of the scheduled termination of reinsurance treaties with three unaffiliated companies. These items were recorded as a charge to unassigned surplus on a net of tax basis.

During 2001, the Company transferred its entire interest in its Taiwan branch to AEGON N.V. Assets of $96,241 were contributed to AEGON N.V. and liabilities of $162,303 were assumed by AEGON N.V. These assets primarily consisted of invested assets and the liabilities primarily consisted of insurance reserves. In addition, AEGON N.V. also paid cash of $9,063 to the Company. The net impact of $75,125 was recognized as a realized gain.

16. Reconciliation to Insurance Department Annual Statement

The following table reconciles net income and total capital and surplus as reported in the Annual Statement filed with the Insurance Division, Department of Commerce, of the State of Iowa, to the amounts reported in the accompanying financial statements as of and for the year ended December 31, 2000:

                                                                                         otal Capital and
                                                                          Net Income    T    Surplus
                                                                       ------------------------------------
                                                                       ------------------------------------

   Amounts reported in Annual Statement                                      $251,510        $1,594,585
   Adjustments related to reinsurance treaties                                (97,108)          (97,108)
   Adjustments to policy and contract claim reserves                           20,000            20,000
   Tax effect of adjustments                                                   26,988            26,988
                                                                       ------------------------------------
                                                                       ------------------------------------
   Amounts reported herein                                                   $201,390        $1,544,465
                                                                       ====================================

There were no such differences as of and for the years ended December 31, 2002 and 2001.



                                 Statutory-Basis
                          Financial Statement Schedules

                 Transamerica Occidental Life Insurance Company

       Summary of Investments - Other Than Investments in Related Parties
                             (Dollars in Thousands)

                                December 31, 2002

Schedule I
                                                                                        Amount at Which
                                                                                             Shown
                                                                         Market              in the
Type of Investment                                  Cost (1)             Value           Balance Sheet
-----------------------------------------------------------------------------------------------------------
Fixed maturities
Bonds:
   United States government and government
     agencies and authorities
                                                   $     993,068      $   1,015,958       $     993,068
   States, municipalities and political
     subdivisions                                        351,802            383,875             351,802
   Foreign governments                                   162,588            181,464             162,588
   Public utilities                                    1,176,303          1,206,951           1,176,303
   All other corporate bonds                          11,214,589         11,901,875          11,214,589
Preferred stock                                           82,917             81,816              82,917
                                               ------------------------------------------------------------
Total fixed maturities                                13,981,267         14,771,941          13,981,267

Equity securities
Common stocks:
   Banks, trust and insurance                             19,799             18,940              18,940
   Industrial, miscellaneous and all other
                                                          61,112             63,853              63,853
                                               ------------------------------------------------------------
                                               ------------------------------------------------------------
Total equity securities                                   80,911             82,793              82,793

Mortgage loans on real estate                          2,107,263                              2,107,263
Real estate                                               80,350                                 80,350
Policy loans                                             402,556                                402,556
Other long-term investments                              808,877                                808,877
Cash and short-term investments                          233,666                                233,666
                                               --------------------                   ---------------------
Total investments                                    $17,694,890                            $17,696,772
                                               ====================                   =====================

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.



                 Transamerica Occidental Life Insurance Company

                       Supplementary Insurance Information
                             (Dollars in Thousands)

                                December 31, 2002

Schedule III
                                                                                                                      Benefits,
                                                                                                                       Claims
                                           Future Policy                 Policy and                       Net        Losses and
                                           Benefits and     Unearned      Contract       Premium      Investment     Settlement
                                             Expenses       Premiums    Liabilities      Revenue        Income*       Expenses
                                          ------------------------------------------------------------------------------------------
Year ended December 31, 2002
Individual life                              $5,841,071  $         -        $187,080     $1,197,094   $   454,847      $1,348,836
Individual health                                34,428       34,200          13,277         52,496         5,357          41,635
Group life and health                            13,628          844          74,932         (4,307)        8,584          (5,592)
Annuity                                       3,719,371            -         109,882        747,213       583,628       1,335,684
                                          ------------------------------------------------------------------------------------------
                                          ------------------------------------------------------------------------------------------
                                             $9,608,498      $35,044        $385,171     $1,992,496    $1,052,416      $2,720,563
                                          ==========================================================================================
                                          ==========================================================================================

Year ended December 31, 2001
Individual life                              $5,327,935  $         -        $200,565     $1,153,081   $   333,597      $1,067,494
Individual health                                16,832       33,833          13,788         60,607        12,916         (46,229)
Group life and health                            22,853        2,279         108,833         29,558           708         175,474
Annuity                                       3,755,862            -        (185,676)       492,945       847,446       1,535,867
                                          ------------------------------------------------------------------------------------------
                                          ------------------------------------------------------------------------------------------
                                             $9,123,482      $36,112        $137,510     $1,736,191    $1,194,667      $2,732,606
                                          ==========================================================================================
                                          ==========================================================================================

Year ended December 31, 2000
Individual life                              $5,330,707  $         -        $304,132     $1,241,149   $   447,840      $1,245,378
Individual health                                39,295       48,256          16,298         43,836         8,517          84,424
Group life and health                            15,770        8,580          53,306        103,920        11,522         (55,633)
Annuity                                       4,002,331            -          20,740      1,179,915       640,335       1,665,463
                                          ------------------------------------------------------------------------------------------
                                          ------------------------------------------------------------------------------------------
                                             $9,388,103      $56,836        $394,476     $2,568,820    $1,108,214      $2,939,632
                                          ==========================================================================================

*Allocations of net investment income and other operating expenses are based on a number and assumptions of estimates, and the results would change if different methods were applied.



                 Transamerica Occidental Life Insurance Company

                       Supplementary Insurance Information
                             (Dollars in Thousands)

                                December 31, 2002

Schedule III


                                             Other
                                           Operating      Premiums
                                           Expenses*       Written
                                          -----------------------------
Year ended December 31, 2002
Individual life                            $   531,972
Individual health                               43,593     $99,824
Group life and health                           10,836       9,951
Annuity                                        200,705
                                          --------------
                                          --------------
                                           $   787,106
                                          ==============
                                          ==============

Year ended December 31, 2001
Individual life                            $   633,846
Individual health                               46,837    $103,036
Group life and health                           41,039      30,958
Annuity                                        428,180
                                          --------------
                                          --------------
                                            $1,148,902
                                          ==============
                                          ==============

Year ended December 31, 2000
Individual life                            $   907,371
Individual health                               89,362     $91,282
Group life and health                          114,132      49,345
Annuity                                        649,221
                                          --------------
                                          --------------
                                            $1,760,086
                                          ==============
*Allocations of net investment income and other operating expenses are based on a number and assumptions of estimates, and the results would change if different methods were applied.


                 Transamerica Occidental Life Insurance Company

                                   Reinsurance
                             (Dollars in Thousands)

                                December 31, 2002

Schedule IV
                                                                       Assumed                        Percentage
                                                       Ceded to          From                         of Amount
                                         Gross          Other           Other            Net           Assumed
                                        Amount        Companies       Companies         Amount          to Net
                                    --------------------------------------------------------------------------------
Year ended December 31, 2002
Life insurance in force                $311,519,775   $336,692,425    $184,020,122    $158,847,472        116%

Premiums:
   Individual life                   $    1,672,555 $      925,273 $       449,812  $    1,197,094         38%
   Individual health                         99,824        106,042          58,714          52,496        112%
   Group life and health                      9,951          6,362          (7,896)         (4,307)       183%
   Annuity                                  392,338        293,113         647,988         747,213         87%
                                    --------------------------------------------------------------------------------
                                     $    2,174,668 $    1,330,790  $    1,148,618  $    1,992,496         58%
                                    ================================================================================

Year ended December 31, 2001
Life insurance in force                $289,306,065   $310,449,745    $169,770,753    $148,627,073        114%

Premiums:
   Individual life                   $    1,550,693$       893,635 $       496,023  $    1,153,081         43%
   Individual health                        103,036         98,013          55,584          60,607         92%
   Group life and health                     30,958         55,024          53,624          29,558        181%
   Annuity                                  541,784        436,061         387,222         492,945         79%
                                    --------------------------------------------------------------------------------
                                     $    2,226,471 $    1,482,733 $       992,453  $    1,736,191         57%
                                    ================================================================================

Year ended December 31, 2000
Life insurance in force                $277,477,021   $455,425,869    $371,149,739    $193,200,891        192%

Premiums:
   Individual life                   $    1,457,065 $    1,119,760 $       903,844  $    1,241,149         74%
   Individual health                         91,282         95,419          47,973          43,836        109%
   Group life and health                     49,345        124,268         178,843         103,920        172%
   Annuity                                1,026,218        434,100         587,797       1,179,915         49%
                                    --------------------------------------------------------------------------------
                                     $    2,623,910 $    1,773,547  $    1,718,457  $    2,568,820         67%
                                    ================================================================================



Part C:  Other Information


           (a) Certified copy of Resolutions of the Board of Directors of the Company of December 6, 1996 establishing the Transamerica Occidental Life Separate Account VUL-2. 1/ 3/

           (b)           Custodian Agreements: Not Applicable.

           (c) (i) Form of Distribution Agreement between Transamerica Securities Sales Corporation and Transamerica Occidental Life Insurance Company. 1/ 3/

                  (ii) Form of Sales Agreement between Transamerica Life Companies, Transamerica Securities Sales Corporation and Broker-Dealers 1/ 3/


           (d) Forms of Policy and Policy riders. 1/ 2/ 3/

           (e) Form of Application. 1/ 3

           (f) Organizational documents of the Company, as amended. 1/ 3/ 7/

           (g) Reinsurance Contracts 9/

           (h) Form of Participation Agreement between: Transamerica Occidental Life Insurance Company and:

                           (a) re The Alger American Fund 1/ 3/
                           (b) re Alliance Variable Products Series Fund, Inc. 1/ 3/ (c) re Dreyfus Variable Investment Fund 1/ 3/
                           (d) re Janus Aspen Series 1/ 3/ (e) re MFS Variable Insurance Trust 1/ 3/ (f) re Morgan Stanley Universal Funds, Inc. 1/ 3/ (g) re OCC Accumulation Trust 1/ 3/
                           (h) re Transamerica Variable Insurance Fund, Inc. 1/ 3/ 7/ (i) re PIMCO Variable Insurance Trust 5/

           (i) Administrative Agreements between Transamerica Occidental Life Insurance Company and First Allmerica Financial Life Insurance Company 1/ 3/

           (j)    Other Material Contracts:  Not Applicable


(k) Opinion of Counsel 1/ 9/

(l) Actuarial Opinion 1/ 9/

(m) Calculation 10/


           (n) Consent of Independent Accountants 2/ 3/4/ 6/ 8/ 9/ 10/

           (o)    Omitted Financial Statements:  Not Applicable

(p)      Initial Capital Agreements:  Not Applicable

           (q)    Redeemability Exemption.  1/ 3/

           (r) Powers of Attorney 1/ 4/ 6/ 7/ 8/

1/ Incorporated herein by reference to the initial filing of this Registration Statement (File No. -- 333-63215) on September 10, 1998.

2/ Incorporated by reference to Pre-Effective Amendment No. 2 of this Registration Statement (File No. 333-63215) on January 15, 1999.

3/ Incorporated by reference to Pre-Effective Amendment No. 3 of this Registration Statement (File No. 333-63215) on February 1, 1999.

4/ Incorporated by reference to Post-Effective Amendment No. 2 of this Registration Statement (File No. 333-63215) on April 30, 1999.

5/ Incorporated by reference to Post-Effective Amendment No. 3 of this Registration Statement (File No. 333-63215) on October 1, 1999.

6/ Incorporated by reference to Post-Effective Amendment No. 4 of this Registration Statement (File No. 333-63215) on April 25,2000.

7/ Incorporated by reference to Post Effective Amendment No. 5 of this Registration Statement (File No. 333-63215) on April 26, 2001.

8/ Incorporated by reference to Post Effective Amendment No. 6 of this Registration Statement (File No. 333-63215) on April 26, 2002.


9/   Filed Herewith.


10/  To be filed with subsequent filing.

Item 28.  Directors and Officers of the Depositor.

                       DIRECTORS AND PRINCIPAL OFFICERS OF
                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

Brenda K. Clancy(1) Senior Vice President since 2000. Director of TOLIC since 1999. Senior Vice President, Corporate, of Transamerica Life Insurance Company, (formerly PFL Life Insurance Company) since 1991. Treasurer and Chief Financial Officer of Transamerica Life Insurance Company since 1996.

Douglas C. Kolsrud(1) Senior Vice President of TOLIC since 2000, Director since 1999. Director, Senior Vice President, Chief Investment Officer and Corporate Actuary, Investment Division, of Transamerica Life Insurance Company, (formerly PFL Life Insurance Company) since 1998.

Diane Meiners(2) Director and Vice President. Director (2001-present); Vice President (1999-present) of Transamerica.

Craig D. Vermie(1) Director of TOLIC since 1999. Director, Vice President and General Counsel, Corporate, of Transamerica Life Insurance Company, (formerly PFL Life Insurance Company) since 1990.

Ron F. Wagley, CLU(2) President and Director since 1999. Senior Vice President and Chief Agency Officer of TOLIC since 1993. Vice President of TOLIC from 1989 to 1993.

John R. Kenney(6) Executive Vice President (February 2000 - present) of Transamerica; Chairman of the Board and Chief Executive Officer (June 1962 - present) of Western Reserve.

Janet M. Soppe(7) Executive Vice President (January 2000 - President) of Transamerica; President and Actuary (1991 - present) of AEGON Insurance Group - Long Term Care Division.

Larry N. Norman(1) Executive Vice President, Financial Markets Division (1999 - present) of Transamerica; and Director and Executive Vice President (1998 - present) of Transamerica Life Insurance Company.

Roy Chong-Kit(2) Senior Vice President and Actuary (1997 - and Actuary present); Vice President (1995 - 1997); and Actuary (1988 - 1997) of Transamerica.

Daniel E. Jund, FLMI(1) Senior Vice President (1988 - present) of Transamerica.

William R. Wellnitz, FSA(5) Senior Vice President and Actuary (1996 - and Actuary present) of Transamerica; and Vice President and Reinsurance Actuary (1988 - 1996).

Sandy C. Brown(2) Senior Vice President (February 2001 - present), Vice President (September 1998 - February 2001) of Transamerica.

Kent G. Callahan(8) Senior Vice President (September 2000 - present), Vice President (September 1998 - September 2000) of Transamerica.

Bruce Clark(2) Chief Financial Officer and Senior Vice President  (February 2001
- present), Vice President (October 2000 - February 2001) of Transamerica.

Catherine Collinson(2) Senior Vice President (September 2000 - present), Vice President (March 1998 - September 2000) of Transamerica.

David M. Goldstein(2) Senior Vice President (February 2001 - present), Vice President (January 1988 - February 2001) of Transamerica.

Frank J. LaRusso(9) Senior Vice President (February 2001 - present), Vice President (December 1994 - February 2001) of Transamerica.

Thomas P. O'Neill(5) Senior Vice President (March 1999 - present), Vice President (December 1998 - March 1999) of Transamerica.

Frank Rosa(9) Senior Vice President (February 2001 - present), Vice President (August 2000 - February 2001) of Transamerica.

Joel D. Seigle(2) Senior Vice President (February 2001 - present), Vice President (March 1994 - February 2001) of Transamerica.

William H. Tate(2) Senior Vice President (August 2000 - present), Vice President (March 1998 - August 2000) of Transamerica.

Eric B. Goodman(10) Senior Vice President and Chief Investment Officer (2001-present) of Transamerica; Head of Portfolio Management (1995 - present) of AEGON USA Investment Management Inc.; Portfolio Manager (1990 - 1994) of Providian Corp. (AEGON)

Wayne D. Bidelman(5) Senior Vice President (2000 - present) of Transamerica; Senior Vice President (1974 - 2000) of Security Life of Denver Insurance Company (Business Unit: Security Life Reinsurance, or now, ING Re).

James F. Bowman(5) Senior Vice President and Chief Agency Officer (2000 - present); Vice President (1998 - 2000) of Transamerica.

Ken Cochrane(1)  Senior Vice President (2000 - present);  Vice President (1998 -
2000) of Transamerica.

Richard L. Weinstein(2) Senior Vice President (2000 - present); Vice President (1999 - 2000); Second Vice President and Associate Actuary (1995 - 1999) of Transamerica.

Transamerica Life Insurance Company previously was known as PFL Life Insurance Company.

Located at:

         (1)      4333 Edgewood Road, N.W., Cedar Rapids, Iowa 52449.
         (2)      1150 South Olive Street, Los Angeles, California 90015.
         (3)      300 Consilium Place, Scarborough, Ontario, Canada M1H3G2.
         (4)      600 Montgomery Street, San Francisco, California 94111.
         (5)      401 North Tryon Street, Charlotte, North Carolina 28202.
         (6)      570 Carillon Parkway, St. Petersburg, Florida 33716.
         (7)      2705 Brown Trail, Bedford, Texas 76021.
         (8)      Two Ravinia Drive, Atlanta, Georgia 30346.
         (9)      1100 Walnut, Kansas City, Missouri 64106.
         (10)     400 West Market Street, Louisville, Kentucky 40202

Item 29. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

Registrant is a separate account controlled by the Contract Owners, and is not controlled by or under common control with any other person. The Company, the Fund's Investment Adviser, may be deemed to be in control of the Fund, and the Company and Transamerica Investment Services, Inc., may be deemed to be controlled by their parent, Transamerica Corporation, a subsidiary of AEGON N.V.

The following chart indicates the persons controlled by or under common control with Transamerica.
AEGON U.S. Holding Corporation (DE) (100%)
             CORPA Reinsurance Company (NY) (100%)
             AEGON Management Company (IN) (100%)
             Short Hills Management Company (NJ) (100%)
             AEGON U.S. Corporation (IA) (100%)
               Commonwealth General Corporation and subsidiaries (DE) (100%)
               AEGON USA, Inc. (IA) (100%) RCC North America LLC (DE) (100%)
                  Transamerica Holding Company, L.L.C. (DE) (100%)
                      Veterans Life Insurance Company (IL) (100%)
                           Peoples Benefit Services, Inc. (PA) (100%)
                      Transamerica Life Insurance Company (IA) (100%)
                           Professional Life & Annuity Insurance Company (AZ) (100%)
                           AEGON Financial Services Group, Inc. (MN) (100%)
                                    AEGON Assignment Corporation of Kentucky (KY) (100%)
                    AEGON Assignment Corporation (IL) (100%)
                                    Transamerica Financial Institutions, Inc. (MN) (100%)
                      AEGON Funding Corp. (DE) (100%)
                      AEGON USA Investment Management, LLC (IA) (100%)
                      First AUSA Life Insurance Company -- insurance holding co.  (MD) (100%)
                           AUSA Life Insurance Company, Inc. -- insurance (NY)
                           (100%) United Financial Services, Inc. (MD) (100%)
                           Monumental General Casualty Company (MD) (100%)
                           Bankers Financial Life Insurance Company (AZ) (100%)
                           The Whitestone Corporation (MD) (100%) Cadet Holding
                           Corp. (IA) (100%) Monumental General Life Insurance
                           Co. of Puerto Rico (PR) (51%) Iowa Fidelity Life
                           Insurance Company (AZ) (100%) Southwest Equity Life
                           Insurance Company (AZ) (100%) Life Investors
                           Insurance Company of America -- insurance (IA) (100%)
                             Apple Partners of Iowa, L.L.C.  (IA) (100%)
                             Life Investors Alliance LLC (DE) (100%)
                           Western Reserve Life Assurance Co. of Ohio -- insurance (OH) (100%)
                             WRL Insurance Agency, Inc. (CA) (100%)
                                    WRL Insurance Agency of Alabama, Inc. (AL) (100%)
                                    WRL Insurance Agency of Massachusetts, Inc. (MA) (100%)
                                    WRL Insurance Agency of Nevada, Inc. (NV) (100%
                                    WRL Insurance Agency of Wyoming, Inc. (WY) (100%)
                             AEGON Equity Group, Inc. (FL) (100%)
                             AEGON/Transamerica Fund Services, Inc. -- transfer agent (FL) (100%)
                             AEGON/Transamerica Fund Advisers, Inc. -- investment adviser (FL) (100%)
                             World Financial Group Insurance Agency, Inc. (CA) (100%)
                                    World Financial Group Insurance Agency of Alabama, Inc. (AL) (100%)
                                    World Financial Group Insurance Agency of Hawaii, Inc. (HI) (100%)
                                    World Financial Group Insurance Agency of Massachusetts, Inc. (MA) (100%)
                                    World Financial Group Insurance Agency of Nevada, Inc. (NV) (100%)
                                    World Financial Group Insurance Agency of New Mexico (NM) (100%)
                                    World Financial Group Insurance Agency of Wyoming, Inc. (WY) (100%)
                                    WFG Property & Casualty Insurance Agency, Inc. (GA) (100%)
                                       WFG Property & Casualty Insurance Agency of Alabama, Inc. (AL) (100%)
                                       WFG Property & Casualty Insurance Agency of California, Inc. (CA) (100%)
                                       WFG Property & Casualty Insurance Agency of of Mississippi, Inc. (MS)
(100%)
                                       WFG Property & Casualty Insurance Agency of Nevada, Inc. (NV) (100%)
                                       WFG Property & Casualty Insurance Agency of Wyoming, Inc. (WY) (100%)
                  AUSA Holding Company -- holding company (MD) (100%)
             AEGON USA Investment Management, Inc. -- investment adviser (IA) (100%)
             AEGON USA Securities, Inc. -- brokerdealer (IA) (100%)
                    Transamerica Capital, Inc. (CA) (100%)
                    Universal Benefits Corporation -- third party administrator (IA) (100%)
                    Investors Warranty of America, Inc. -- provider of automobile extended maintenance contracts
(IA)
                  (100%)
                    Massachusetts Fidelity Trust Company -- trust company (IA) (100%)
                    Roundit, Inc. (MD) (50%)
                    Long, Miller & Associates, L.L.C. (CA) (33-1/3%)
                    Diversified Investment Advisors, Inc. -- investment adviser (DE) (100%)
                        Diversified Investors Securities Corp. -- broker-dealer (DE) (100%)
                        George Beram & Company, Inc. (MA) (100%)
                    Creditor Resources, Inc. -- credit insurance  (MI) (100%)
                        Premier Solutions Group, Inc. (MD) (100%)
                        CRC Creditor Resources Canadian Dealer Network Inc. -- insurance agency (Canada) 100%)
                    Money Services, Inc. -- financial counseling for employees and agents of affiliated companies
(DE)
                  (100%)
                        ORBA Insurance Services, Inc. (CA) (40.15%) ADB
                        Corporation, L.LC. (DE) (100%) AEGON USA Travel and
                        Conference Services, LLC (IA) (100%) Great Companies,
                        L.L.C. (IA) (30%)
                    Zahorik Company, Inc. -- broker-dealer  (CA) (100%)
                        ZCI, Inc. (AL) (100%)
                        Zahorik Texas, Inc. (TX) (100%)
                    Monumental General Insurance Group, Inc. -- holding company  (MD) (100%)
                        Monumental General Mass Marketing, Inc. -- marketing (MD) (100%)
                        Trip Mate Insurance Agency, Inc. (KS) (100%)
                        Monumental General Administrators, Inc. (MD) (100%)
                           National Association Management and Consultant Services, Inc. (MD) (100%)
                    AEGON Asset Management Services, Inc. (DE) (100%)
                        World Group Securities, Inc. (DE) (100%)
                        World Financial Group, Inc. (DE) (100%)
                    InterSecurities, Inc. -- broker-dealer  (DE) (100%)
                    Idex Investor Services, Inc. -- shareholder services  (FL) (100%)
                    Idex Management, Inc. -- investment adviser  (DE) (100%)
                    AEGON USA Realty Advisors Inc. -- real estate investment services  (IA) (100%)
                        QSC Holding, Inc. (DE) (100%)
                        Realty Information Systems, Inc. -- information systems for real estate investment management  (IA) (100%)
                        AEGON USA Real Estate Services, Inc. (DE) (100%)

Item 30. Indemnification.

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The code also specifies procedures for determining when indemnification payments can be made.

Article V, Section I, of Transamerica's Bylaws provides: Each person who was or is a party or is threatened to be made a party to or is involved, even as a witness, in any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereafter a "Proceeding"), by reason of the fact that he, or a person of whom he is the legal representative, is or was a director, officer, employee, or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another foreign or domestic corporation partnership, joint venture, trust, or other enterprise, or was a director, officer, employee, or agent of a foreign or domestic corporation that was a predecessor corporation of the corporation or of another enterprise at the request of such predecessor corporation, including service with respect to employee benefit plans, whether the basis of the Proceeding is alleged action in an official capacity as a director, officer, employee, or agent or in any other capacity while serving as a director, officer, employee, or agent (hereafter an "Agent"), shall be indemnified and held harmless by the corporation to the fullest extent authorized by statutory and decisional law, as the same exists or may hereafter be interpreted or amended (but, in the case of any such amendment or interpretation, only to the extent that such amendment or interpretation permits the corporation to provide broader indemnification rights than were permitted prior thereto) against all expenses, liability, and loss (including attorneys' fees, judgments, fines, ERISA excise taxes and penalties, amounts paid or to be paid in settlement, any interest, assessments, or other charges imposed thereon, and any federal, state, local, or foreign taxes imposed on any Agent as a result of the actual or deemed receipt of any payments under this Article) incurred or suffered by such person in connection with investigating, defending, being a witness in, or participating in (including on appeal), or preparing for any of the foregoing, in any Proceeding (hereafter "Expenses"); provided, however, that except as to actions to enforce indemnification rights pursuant to Section 3 of this Article, the corporation shall indemnify any Agent seeking indemnification in connection with a Proceeding (or part thereof) initiated by such person only if the Proceeding (or part thereof) was authorized by the Board of Directors of the corporation. The right to indemnification conferred in this Article shall be a contract right. (It is the Corporation's intent that these bylaws provide indemnification in excess of that expressly permitted by Section 317 of the California General Corporation Law, as authorized by the corporation's Articles of Incorporation.)

The directors and officers of Transamerica Occidental Life Insurance Company are covered under a Directors and Officers liability program. which includes direct coverage to directors and officers (Coverage A) and corporate reimbursement (Coverage B) to reimburse the Company for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $300,000,000 for Coverage A and $300,000,000 for Coverage B for the period 11/15/2000 to 11/1/2002. Coverage B is subject to a self insured retention of $15,000,000. The primary policy under the program is with Chubb.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriter.

Transamerica Securities Sales Corporation, the principal underwriter, is also the underwriter for: Transamerica Investors, Inc.; Transamerica Occidental Life Insurance Company's Separate Accounts: VA-2L; VA-2NL; VUL-1; VUL-2; VUL-4;
VUL-5; VUL-6 and VL; and Transamerica Life Insurance and Annuity Company's Separate Accounts VA-8

The Underwriter is wholly-owned by Transamerica Insurance Corporation of California, a wholly-owned subsidiary of Transamerica Corporation, a subsidiary of AEGON, N.V. The address of the Underwriter is 1150 South Olive Street, Los Angeles, California 90015.

The following table furnishes information with respect to each director and officer of the principal Underwriter currently distributing securities of the registrant:

Sandra C. Brown   Director and President
Catherine Collinson        Director
George Chuang              Director, Vice President and Treasurer
Christopher Shaw          Vice President, Secretary and Chief Compliance Officer
Kristine Ung               Chief Financial Officer


The following table lists the amounts of commission and other compensation received, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


------------------------ ----------------------------- ---------------------- ----------------- ----------------------
   Name of Principal      Net Underwriting Discounts      Compensation on        Brokerage
      Underwriter                & Commission               Redemption          Commissions         Compensation
------------------------ ----------------------------- ---------------------- ----------------- ----------------------
------------------------ ----------------------------- ---------------------- ----------------- ----------------------
TSSC                                  0                          0              $248,924.54               0
------------------------ ----------------------------- ---------------------- ----------------- ----------------------

Item 32.  Location of Accounts and Records.

The Company maintains physical possession of each account, book, or other document required to be maintained at its offices at 1150 South Olive Street, Los Angeles, California 90015 and 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Item 33.  Management Services.   Not applicable.

Item 34.    Fee Representation.

Transamerica Occidental Life Insurance Company hereby represents that the fees and charges deducted under Contracts are reasonable in the aggregate in relation to services rendered, expenses expected to be incurred and risks assumed by Transamerica.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Occidental Life Insurance Company has caused this Registration Statement to be signed on its behalf by the undersigned in the City of Los Angeles, State of California on the 29th day of April, 2003.

             Transamerica Occidental Life Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company
                                  (Registrant)

                           By: /s/ David M. Goldstein
                               David M. Goldstein
                              Senior Vice President

                 Transamerica Occidental Life Insurance Company
                                   (Depositor)

                           By: /s/ David M. Goldstein
                               David M. Goldstein
                              Senior Vice President


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.

Signatures                                  Titles                              Date
Ron F. Wagley*                      ___________________________        April 29, 2003
                                    President and Director
Brenda K. Clancy*                   ___________________________        April 29, 2003
                                    Director and Senior Vice President
Christopher H. Garrett*             __________________________         April 29, 2003
                                    Director
Diane Meiners*                      _________________________          April 29, 2003
                                    Director
Craig D. Vermie*                    _________________________          April 29, 2003
                                    Director, Vice President and Counsel
Bruce Clark*                        __________________________          April 29, 2003
                                    Chief Financial Officer


/s/ David M. Goldstein     On April 29, 2003 as Attorney-in-Fact pursuant to
*By: David M. Goldstein                     powers of attorney filed herewith.